NATIONWIDE

JEFFERSON

NATIONAL VA

SEPARATE

ACCOUNT 1

Annual Report

To

Contract Owners

December 31, 2025

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Jefferson National VA Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide Jefferson National VA Separate Account 1 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)

ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)

Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class (DFVEA)1

DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (DFVGB)1

DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)1

DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (DFVIS)1

DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (DFVIV)1

DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (DFVSTF)1

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (DFVULV)1

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (DFVUTV)1

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 (FVFI2)1

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

‘Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco V.I. International Growth Fund: Series II (OVIGS)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)1

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)1

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)1

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class (WRBDP)1

Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class (WRBP)1

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)1

Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class (WRGNR)1

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class (WRLTBP)1

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)1

Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class (WRSTP)1

Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class (WRVP)1

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class (MNCPS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PROFUNDS

ProFunds - ProFund VP Asia 30 (PROA30)

ProFunds - ProFund Access VP High Yield (PROAHY)

ProFunds - ProFund VP Biotechnology (PROBIO)

ProFunds - ProFund VP Bull (PROBL)

ProFunds - ProFund VP Materials (PROBM)

ProFunds - ProFund VP Banks (PROBNK)

ProFunds - ProFund VP Bear (PROBR)

ProFunds - ProFund VP Consumer Staples (PROCG)

ProFunds - ProFund VP Consumer Discretionary (PROCS)

ProFunds - ProFund VP Emerging Markets (PROEM)

ProFunds - ProFund VP Financials (PROFIN)

ProFunds - ProFund VP Falling U.S. Dollar (PROFUD)

ProFunds - ProFund VP U.S. Government Plus (PROGVP)

ProFunds - ProFund VP Health Care (PROHC)

ProFunds - ProFund VP Industrials (PROIND)

ProFunds - ProFund VP International (PROINT)

ProFunds - ProFund VP Japan (PROJP)

ProFunds - ProFund VP Large-Cap Growth (PROLCG)

ProFunds - ProFund VP Large-Cap Value (PROLCV)

ProFunds - ProFund VP Mid-Cap (PROMC)

ProFunds - ProFund VP Mid-Cap Growth (PROMCG)

ProFunds - ProFund VP Mid-Cap Value (PROMCV)

ProFunds - ProFund VP Nasdaq-100 (PRON)

ProFunds - ProFund VP Internet (PRONET)

ProFunds - ProFund VP Energy (PROOG)

ProFunds - ProFund VP Pharmaceuticals (PROPHR)

ProFunds - ProFund VP Precious Metals (PROPM)

ProFunds - ProFund VP Real Estate (PRORE)

ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)

ProFunds - ProFund VP Small-Cap (PROSC)

ProFunds - ProFund VP Small-Cap Growth (PROSCG)

ProFunds - ProFund VP Semiconductor (PROSCN)

ProFunds - ProFund VP Small-Cap Value (PROSCV)

ProFunds - ProFund VP Short Emerging Markets (PROSEM)

ProFunds - ProFund VP Technology (PROTEC)

ProFunds - ProFund VP Communication Services (PROTEL)

ProFunds - ProFund VP UltraBull (PROUB)

ProFunds - ProFund VP UltraNasdaq-100 (PROUN)

ProFunds - ProFund VP UltraSmall-Cap (PROUSC)

ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN)

ProFunds - ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB (PVAGIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II (PIHYB2)1

Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II (PIVB2)1

Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)1

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)1

Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)1

Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)1

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from October 25, 2024 (inception) to December 31, 2024.

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from November 14, 2024 (inception) to December 31, 2024.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from December 9, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period February 28, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 8, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period June 23, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period July 28, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period September 12, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period October 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period November 12, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period November 25, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

(1) See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity

ABTGB	3,012	$96,770	$91,133	$-	$91,133	$-	$91,133	$91,133	$-	$91,133
ALVGIA	12,198	356,483	387,173	-	387,173	-	387,173	387,173	-	387,173
ALVIVB	2,669	35,425	55,575	-	55,575	-	55,575	55,575	-	55,575
ALVSVB	12,591	219,740	205,112	-	205,112	-	205,112	205,112	-	205,112
APTGBS	56,620	1,794,158	2,194,593	-	2,194,593	-	2,194,593	2,194,593	-	2,194,593
ALCAI2	6,056	815,539	780,313	1	780,314	-	780,314	780,314	-	780,314
ALCGI2	9,555	958,180	985,782	1	985,783	-	985,783	985,783	-	985,783
ALMGI2	6,702	146,653	159,652	-	159,652	-	159,652	159,652	-	159,652
AAEIP3	9,682	137,790	121,700	-	121,700	-	121,700	121,700	-	121,700
AAGEA2	55,402	879,028	943,502	-	943,502	-	943,502	943,502	-	943,502
ABEAA2	133,801	1,457,012	1,505,264	-	1,505,264	-	1,505,264	1,505,264	-	1,505,264
ACEAA2	49,469	502,051	534,764	-	534,764	-	534,764	534,764	-	534,764
AGEAA2	158,917	1,913,032	2,121,546	-	2,121,546	1	2,121,545	2,121,545	-	2,121,545
AUGEA2	127,019	1,326,675	1,322,265	-	1,322,265	-	1,322,265	1,322,265	-	1,322,265
AMVAA4	191,686	4,796,053	5,131,434	-	5,131,434	1	5,131,433	5,131,433	-	5,131,433
AMVBC4	84,311	1,230,663	1,479,662	1	1,479,663	-	1,479,663	1,479,663	-	1,479,663
AMVBD4	243,609	2,294,185	2,268,002	-	2,268,002	1	2,268,001	2,268,001	-	2,268,001
AMVCB4	206,721	2,585,497	2,989,193	-	2,989,193	-	2,989,193	2,989,193	-	2,989,193
AMVGB4	36,990	392,568	367,306	1	367,307	-	367,307	367,307	-	367,307
AMVGG4	36,593	1,307,163	1,374,067	-	1,374,067	-	1,374,067	1,374,067	-	1,374,067
AMVGI4	35,172	2,032,936	2,278,088	-	2,278,088	-	2,278,088	2,278,088	-	2,278,088
AMVGR4	19,492	1,970,147	2,619,563	-	2,619,563	-	2,619,563	2,619,563	-	2,619,563
AMVGS4	13,704	232,164	259,960	-	259,960	-	259,960	259,960	-	259,960
AMVGW4	45,611	696,057	814,155	-	814,155	-	814,155	814,155	-	814,155
AMVHI4	76,632	804,859	787,010	1	787,011	-	787,011	787,011	-	787,011
AMVI4	21,841	419,382	476,784	-	476,784	-	476,784	476,784	-	476,784
AMVIG4	114,352	1,217,637	1,471,713	2	1,471,715	-	1,471,715	1,471,715	-	1,471,715
AMVM4	12,845	120,063	118,305	-	118,305	-	118,305	118,305	-	118,305
AMVNW4	169,626	4,544,339	5,378,825	-	5,378,825	-	5,378,825	5,378,825	-	5,378,825
AMVUA4	97,131	949,347	946,057	-	946,057	-	946,057	946,057	-	946,057
AVPAP2	30,715	382,231	399,295	1	399,296	-	399,296	399,296	-	399,296
AVRBP2	22,202	249,002	281,738	1	281,739	-	281,739	281,739	-	281,739
BRVED3	19,690	224,326	225,649	-	225,649	-	225,649	225,649	-	225,649

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
BRVHY3	134,481	902,644	946,749	4,851	951,600	-	951,600	951,600	-	951,600
BRVTR3	93,674	931,989	947,042	4,045	951,087	-	951,087	951,087	-	951,087
BVLCC3	9,552	214,653	253,804	-	253,804	-	253,804	253,804	-	253,804
BVLCV3	5,166	54,392	51,863	-	51,863	-	51,863	51,863	-	51,863
BVLFG3	25,790	583,830	538,753	-	538,753	1	538,752	538,752	-	538,752
MLVGA3	123,753	1,740,253	1,650,860	1	1,650,861	-	1,650,861	1,650,861	-	1,650,861
DSIF	9,040	688,880	787,876	1	787,877	-	787,877	787,877	-	787,877
DVSCS	144,982	2,589,600	2,611,123	-	2,611,123	-	2,611,123	2,611,123	-	2,611,123
CVSBF	324,215	849,201	911,044	-	911,044	-	911,044	911,044	-	911,044
CLVGT2	77,795	2,005,662	2,642,705	-	2,642,705	-	2,642,705	2,642,705	-	2,642,705
CLVLV1	2,895	131,608	162,239	-	162,239	2	162,237	162,237	-	162,237
CLVSI2	100,501	359,342	375,874	-	375,874	-	375,874	375,874	-	375,874
CLVSV1	4,264	161,255	178,768	-	178,768	-	178,768	178,768	-	178,768
CSCRS	3,148	57,949	62,637	-	62,637	-	62,637	62,637	-	62,637
DFVEA	730,410	10,977,134	13,468,760	-	13,468,760	1	13,468,759	13,468,759	-	13,468,759
DFVGB	410,668	4,153,472	4,004,008	-	4,004,008	1	4,004,007	4,004,007	-	4,004,007
DFVGMI	294,882	4,685,153	5,343,262	1	5,343,263	-	5,343,263	5,343,263	-	5,343,263
DFVIS	269,233	3,394,858	3,979,260	1	3,979,261	-	3,979,261	3,979,261	-	3,979,261
DFVIV	351,684	5,182,668	6,516,701	-	6,516,701	-	6,516,701	6,516,701	-	6,516,701
DFVSTF	535,478	5,426,751	5,392,267	-	5,392,267	1	5,392,266	5,392,266	-	5,392,266
DFVULV	195,450	6,424,887	6,823,145	-	6,823,145	-	6,823,145	6,823,145	-	6,823,145
DFVUTV	282,248	6,313,165	6,288,493	-	6,288,493	-	6,288,493	6,288,493	-	6,288,493
ETVFR	226,066	1,918,305	1,892,174	-	1,892,174	-	1,892,174	1,892,174	-	1,892,174
FHIB	45,980	256,044	265,764	-	265,764	-	265,764	265,764	-	265,764
FVK2S	46,375	836,170	804,136	-	804,136	-	804,136	804,136	-	804,136
FVU2	82,448	770,868	857,458	-	857,458	-	857,458	857,458	-	857,458
FB2	82,859	1,781,779	2,108,767	-	2,108,767	-	2,108,767	2,108,767	-	2,108,767
FC2	131,855	7,479,362	7,497,283	1	7,497,284	-	7,497,284	7,497,284	-	7,497,284
FDSCS2	59,655	1,028,943	1,204,438	-	1,204,438	-	1,204,438	1,204,438	-	1,204,438
FEI2	27,686	754,728	778,808	1	778,809	-	778,809	778,809	-	778,809
FEMS2	24,337	366,055	385,743	-	385,743	-	385,743	385,743	-	385,743
FG2	39,636	3,759,818	3,681,417	-	3,681,417	-	3,681,417	3,681,417	-	3,681,417
FGI2	21,392	701,633	684,333	-	684,333	-	684,333	684,333	-	684,333

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
FGO2	18,832	1,328,376	1,815,447	-	1,815,447	-	1,815,447	1,815,447	-	1,815,447
FHI2	17,634	80,623	81,293	-	81,293	-	81,293	81,293	-	81,293
FIGBP2	509,727	5,515,986	5,591,706	1	5,591,707	-	5,591,707	5,591,707	-	5,591,707
FMC2	23,865	870,192	839,342	-	839,342	-	839,342	839,342	-	839,342
FNRS2	7,516	187,204	203,691	-	203,691	-	203,691	203,691	-	203,691
FO2	14,129	382,057	383,192	1	383,193	-	383,193	383,193	-	383,193
FRESS2	11,776	197,940	205,131	1	205,132	-	205,132	205,132	-	205,132
FV2	26,374	497,385	493,726	-	493,726	-	493,726	493,726	-	493,726
FVFI2	10,027	113,451	116,615	-	116,615	-	116,615	116,615	-	116,615
FVFRHI	225,010	2,214,748	2,171,344	-	2,171,344	-	2,171,344	2,171,344	-	2,171,344
FVICA2	40,078	942,398	1,052,048	-	1,052,048	-	1,052,048	1,052,048	-	1,052,048
FVSIS2	180,894	1,931,115	2,002,492	1	2,002,493	-	2,002,493	2,002,493	-	2,002,493
FVSS2	45,865	753,407	741,637	-	741,637	-	741,637	741,637	-	741,637
FEOVF	113,899	3,200,502	3,180,064	-	3,180,064	-	3,180,064	3,180,064	-	3,180,064
FTVGI2	998	12,325	13,140	-	13,140	1	13,139	13,139	-	13,139
FTVGR2	4,625	57,909	60,397	-	60,397	-	60,397	60,397	-	60,397
FTVIS2	26,792	396,033	406,174	-	406,174	-	406,174	406,174	-	406,174
FTVMS2	1,006	15,474	16,200	-	16,200	-	16,200	16,200	-	16,200
FTVRD2	22,616	603,693	634,163	-	634,163	-	634,163	634,163	-	634,163
FTVSI2	97,155	877,302	887,025	-	887,025	2	887,023	887,023	-	887,023
FTVUG2	12,272	128,000	128,859	-	128,859	-	128,859	128,859	-	128,859
GVFRB	44,311	1,077,778	1,041,753	2	1,041,755	-	1,041,755	1,041,755	-	1,041,755
GVR2XS	424	57,932	72,415	-	72,415	-	72,415	72,415	-	72,415
GVTRBE	263,909	3,967,911	3,882,096	-	3,882,096	1	3,882,095	3,882,095	-	3,882,095
RBF	315	24,357	29,205	-	29,205	-	29,205	29,205	-	29,205
RBMF	338	39,780	39,966	-	39,966	-	39,966	39,966	-	39,966
RELF	624	118,172	133,702	1	133,703	-	133,703	133,703	-	133,703
RENF	-	73	78	-	78	1	77	77	-	77
RFSF	886	105,665	110,184	-	110,184	-	110,184	110,184	-	110,184
RHCF	246	18,876	19,621	1	19,622	-	19,622	19,622	-	19,622
RMED	746	158,705	184,075	1	184,076	-	184,076	184,076	-	184,076
RNF	39	9,811	10,069	-	10,069	-	10,069	10,069	-	10,069
ROF	12,079	1,047,761	1,168,426	-	1,168,426	-	1,168,426	1,168,426	-	1,168,426

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
RPMF	2,053	146,066	199,295	-	199,295	-	199,295	199,295	-	199,295
RREF	1,283	62,085	48,957	-	48,957	-	48,957	48,957	-	48,957
RRF	29	4,156	4,127	-	4,127	-	4,127	4,127	-	4,127
RTEC	1,533	342,303	373,000	-	373,000	1	372,999	372,999	-	372,999
RUGB	41	7,360	7,316	-	7,316	-	7,316	7,316	-	7,316
RUTL	1,045	46,512	45,174	-	45,174	-	45,174	45,174	-	45,174
RVARS	1,145	30,437	26,874	-	26,874	-	26,874	26,874	-	26,874
RVCMD	216	20,069	19,327	-	19,327	-	19,327	19,327	-	19,327
RVF	2,311	474,918	516,812	-	516,812	-	516,812	516,812	-	516,812
RVLCG	13,929	657,743	777,236	-	777,236	-	777,236	777,236	-	777,236
RVLCV	5,437	272,978	357,996	-	357,996	-	357,996	357,996	-	357,996
RVMCG	620	24,955	24,029	-	24,029	-	24,029	24,029	-	24,029
RVMCV	3,420	161,312	164,844	-	164,844	-	164,844	164,844	-	164,844
RVMFU	1,708	30,268	28,734	1	28,735	-	28,735	28,735	-	28,735
RVSCG	1,335	75,437	76,643	-	76,643	-	76,643	76,643	-	76,643
RVSCV	484	39,617	42,499	-	42,499	-	42,499	42,499	-	42,499
SBLP	908	22,056	22,456	-	22,456	-	22,456	22,456	-	22,456
ACC1	75,928	1,542,352	1,626,370	-	1,626,370	-	1,626,370	1,626,370	-	1,626,370
AVHY1	8,319	39,015	39,431	-	39,431	-	39,431	39,431	-	39,431
AVIE	2,193	74,499	79,195	-	79,195	-	79,195	79,195	-	79,195
IVBRA2	72,889	610,557	612,266	-	612,266	-	612,266	612,266	-	612,266
IVCPBI	695,306	4,111,820	4,067,538	2	4,067,540	-	4,067,540	4,067,540	-	4,067,540
IVGS1	22,027	226,693	234,590	-	234,590	-	234,590	234,590	-	234,590
IVHS	2,759	81,015	82,456	-	82,456	1	82,455	82,455	-	82,455
IVKEI1	73,936	1,280,518	1,350,811	-	1,350,811	1	1,350,810	1,350,810	-	1,350,810
IVMCC2	8,734	81,207	91,702	-	91,702	2	91,700	91,700	-	91,700
IVRE	7,856	125,102	111,244	-	111,244	-	111,244	111,244	-	111,244
IVT	178,905	4,415,470	4,596,067	1	4,596,068	-	4,596,068	4,596,068	-	4,596,068
OVGIS	396	7,036	8,486	-	8,486	-	8,486	8,486	-	8,486
OVGSS	759	25,871	27,560	-	27,560	-	27,560	27,560	-	27,560
OVIGS	14,706	28,125	30,441	-	30,441	-	30,441	30,441	-	30,441
JABIN	61,278	2,833,420	3,422,996	-	3,422,996	-	3,422,996	3,422,996	-	3,422,996
JAEI	29,596	2,355,226	2,473,633	2	2,473,635	-	2,473,635	2,473,635	-	2,473,635

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
JAFBS	21,619	260,674	240,834		1 240,835	-	240,835	240,835	-	240,835
JAFRIN	35,426	1,833,135	2,104,990	-	2,104,990	-	2,104,990	2,104,990	-	2,104,990
JAGRIN	10,685	751,447	851,294	-	851,294	-	851,294	851,294	-	851,294
JAGSEI	788	9,516	10,169	-	10,169	-	10,169	10,169	-	10,169
JAIG	25,354	1,169,261	1,415,282	-	1,415,282	-	1,415,282	1,415,282	-	1,415,282
JARIN	16,064	944,240	1,042,576	-	1,042,576	1	1,042,575	1,042,575	-	1,042,575
JMCVIN	59,264	1,048,431	1,053,121	-	1,053,121	1	1,053,120	1,053,120	-	1,053,120
JHEVTN	130,288	1,284,094	1,596,024	-	1,596,024	-	1,596,024	1,596,024	-	1,596,024
LZREMS	3,285	72,153	98,169	-	98,169	-	98,169	98,169	-	98,169
LZRUSM	6,187	87,023	80,120	-	80,120	-	80,120	80,120	-	80,120
LPVCAI	2,133	37,445	29,971	-	29,971	2	29,969	29,969	-	29,969
LPVCII	13,477	282,506	272,906	1	272,907	-	272,907	272,907	-	272,907
LVCLGI	15,660	695,477	753,264	-	753,264	-	753,264	753,264	-	753,264
SBVHY	14,828	91,085	91,935	1	91,936	-	91,936	91,936	-	91,936
SBVSG2	42,084	1,034,056	1,081,969	-	1,081,969	1	1,081,968	1,081,968	-	1,081,968
LACB2	128,148	1,022,607	1,159,102	-	1,159,102	-	1,159,102	1,159,102	-	1,159,102
LACI2	50,198	539,565	614,669	-	614,669	-	614,669	614,669	-	614,669
LACIPS	17,149	157,466	154,961	-	154,961	1	154,960	154,960	-	154,960
LACLV2	274	5,045	5,486	-	5,486	-	5,486	5,486	-	5,486
LACU2	3,005	86,179	94,658	1	94,659	-	94,659	94,659	-	94,659
LACV2	3	38	39	-	39	-	39	39	-	39
LOVBD	31,582	351,405	335,083	-	335,083	-	335,083	335,083	-	335,083
LOVCDG	35,043	588,819	695,248	1	695,249	-	695,249	695,249	-	695,249
LOVGI	657	26,110	27,555	-	27,555	-	27,555	27,555	-	27,555
MEGSS	15,433	934,989	936,498	-	936,498	-	936,498	936,498	-	936,498
MNDSC	26,481	270,181	320,418	-	320,418	-	320,418	320,418	-	320,418
MVFSC	22,392	481,938	482,985	-	482,985	-	482,985	482,985	-	482,985
MVIGSC	96,435	1,637,194	1,697,252	-	1,697,252	-	1,697,252	1,697,252	-	1,697,252
MGRFV	52,776	627,278	596,894	-	596,894	-	596,894	596,894	-	596,894
DTRTFY	201,547	1,847,830	1,670,822	-	1,670,822	-	1,670,822	1,670,822	-	1,670,822
GEM	3,507	49,522	52,153	-	52,153	-	52,153	52,153	-	52,153
GEM2	2,889	31,521	42,203	-	42,203	-	42,203	42,203	-	42,203
GIG	43,783	575,920	676,888	-	676,888	-	676,888	676,888	-	676,888

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
GVEXD	2,338,762	24,083,216	31,128,922	-	31,128,922	2	31,128,920	31,128,920	-	31,128,920
GVIXY	312,792	3,447,026	4,147,622	1	4,147,623	-	4,147,623	4,147,623	-	4,147,623
MCIFD	269,813	5,088,599	5,396,251	1	5,396,252	-	5,396,252	5,396,252	-	5,396,252
MSBF	65,576	582,939	590,182	-	590,182	1	590,181	590,181	-	590,181
NDES2	28,273	573,263	609,572	-	609,572	-	609,572	609,572	-	609,572
NFDIW2	3,746	47,577	48,024	-	48,024	-	48,024	48,024	-	48,024
NJMIM2	1,682	17,407	17,239	-	17,239	-	17,239	17,239	-	17,239
NNASD2	68,278	854,303	873,956	-	873,956	-	873,956	873,956	-	873,956
NVAMVX	30,676	550,440	567,809	-	567,809	-	567,809	567,809	-	567,809
NVBXD	334,062	3,095,042	3,026,598	-	3,026,598	-	3,026,598	3,026,598	-	3,026,598
NVCBDY	32,312	297,790	299,529	-	299,529	1	299,528	299,528	-	299,528
NVDCAP	193	2,995	3,036	-	3,036	-	3,036	3,036	-	3,036
NVFIY	40,211	388,983	382,812	-	382,812	-	382,812	382,812	-	382,812
NVGEY	17,120	294,559	345,656	-	345,656	-	345,656	345,656	-	345,656
NVMIVX	15,853	204,646	242,387	-	242,387	-	242,387	242,387	-	242,387
NVMLG1	67,162	671,159	632,662	-	632,662	-	632,662	632,662	-	632,662
NVMMV1	19,070	149,028	143,789	-	143,789	-	143,789	143,789	-	143,789
NVOLG1	2,662	78,655	79,211	-	79,211	-	79,211	79,211	-	79,211
NVSIXD	617,304	5,095,574	5,839,699	-	5,839,699	2	5,839,697	5,839,697	-	5,839,697
NVSTB1	4,666	46,768	45,960	-	45,960	-	45,960	45,960	-	45,960
SAMY	34,153,379	34,153,378	34,153,379	-	34,153,379	1	34,153,378	34,153,378	-	34,153,378
SCVF	2,870	26,451	26,634	-	26,634	-	26,634	26,634	-	26,634
TRF	16,230	368,732	398,124	-	398,124	-	398,124	398,124	-	398,124
AMCG	11,400	377,113	330,472	-	330,472	-	330,472	330,472	-	330,472
AMRI	422	7,311	6,917	1	6,918	-	6,918	6,918	-	6,918
AMTB	54,953	530,453	531,393	-	531,393	-	531,393	531,393	-	531,393
NALG	5,279	123,653	119,096	1	119,097	-	119,097	119,097	-	119,097
NASCV	490	17,875	17,954	-	17,954	-	17,954	17,954	-	17,954
DWVSVS	23,682	933,524	944,199	-	944,199	1	944,198	944,198	-	944,198
WRASP	52,441	487,656	524,413	-	524,413	-	524,413	524,413	-	524,413
WRBDP	573,255	2,926,327	2,688,566	-	2,688,566	-	2,688,566	2,688,566	-	2,688,566
WRBP	6,240	29,761	40,749	-	40,749	-	40,749	40,749	-	40,749
WRGNR	37,484	185,711	229,779	-	229,779	-	229,779	229,779	-	229,779

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
WRHIP	357,875	1,037,839	1,048,575	1	1,048,576	-	1,048,576	1,048,576	-	1,048,576
WRLTBP	64,672	300,242	304,604	-	304,604	-	304,604	304,604	-	304,604
WRMCG	117,360	1,013,482	906,017	-	906,017	-	906,017	906,017	-	906,017
WRSTP	3,909	104,943	127,665	-	127,665	-	127,665	127,665	-	127,665
WRVP	1,000	4,572	4,431	1	4,432	-	4,432	4,432	-	4,432
NOTC2	20,554	263,656	279,125	-	279,125	-	279,125	279,125	-	279,125
NOVPDI	510	8,272	9,383	-	9,383	-	9,383	9,383	-	9,383
NOVPM	360	9,802	11,131	-	11,131	-	11,131	11,131	-	11,131
MNCPS	12,900	200,622	218,804	-	218,804	-	218,804	218,804	-	218,804
PMUBAM	11,848	105,009	105,922	-	105,922	1	105,921	105,921	-	105,921
PMVAAA	10,538	94,918	100,955	-	100,955	-	100,955	100,955	-	100,955
PMVEBA	28,495	325,125	325,408	-	325,408	1	325,407	325,407	-	325,407
PMVFBA	2,865	20,911	21,542	-	21,542	-	21,542	21,542	-	21,542
PMVFHA	71,926	710,740	722,141	-	722,141	1	722,140	722,140	-	722,140
PMVGBA	80,761	773,193	804,381	-	804,381	2	804,379	804,379	-	804,379
PMVHYA	117,788	872,119	872,812	-	872,812	1	872,811	872,811	-	872,811
PMVID	1,090,703	11,067,825	11,288,781	-	11,288,781	-	11,288,781	11,288,781	-	11,288,781
PMVLDA	199,771	1,998,509	1,953,761	-	1,953,761	1	1,953,760	1,953,760	-	1,953,760
PMVLGA	188,033	1,488,265	1,406,490	-	1,406,490	-	1,406,490	1,406,490	-	1,406,490
PMVRRA	127,306	1,550,431	1,528,945	1	1,528,946	-	1,528,946	1,528,946	-	1,528,946
PMVRSA	13,047	78,574	82,067	1	82,068	-	82,068	82,068	-	82,068
PMVTRA	652,215	6,364,658	6,163,432	-	6,163,432	1	6,163,431	6,163,431	-	6,163,431
PVGCBA	17,770	153,799	159,754	1	159,755	-	159,755	159,755	-	159,755
PVGMAA	17,468	194,167	204,022	-	204,022	-	204,022	204,022	-	204,022
PVSTA	407,978	4,203,599	4,214,410	-	4,214,410	-	4,214,410	4,214,410	-	4,214,410
PROAHY	7,743	194,855	200,146	-	200,146	-	200,146	200,146	-	200,146
PROBIO	599	26,793	29,767	-	29,767	-	29,767	29,767	-	29,767
PROBL	4,768	293,934	305,321	-	305,321	-	305,321	305,321	-	305,321
PROCG	6,309	212,761	177,900	1	177,901	-	177,901	177,901	-	177,901
PROEM	1,274	49,204	51,454	-	51,454	-	51,454	51,454	-	51,454
PROFIN	1,072	58,255	63,273	-	63,273	-	63,273	63,273	-	63,273
PROHC	670	42,070	42,458	1	42,459	-	42,459	42,459	-	42,459
PROIND	6,544	634,653	664,329	1	664,330	-	664,330	664,330	-	664,330

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
PROJP	5,277	349,651	369,614	-	369,614	-	369,614	369,614	-	369,614
PROLCG	559	28,426	41,630	-	41,630	-	41,630	41,630	-	41,630
PROMC	720	13,595	13,079	-	13,079	-	13,079	13,079	-	13,079
PROMCG	1,955	81,530	74,726	-	74,726	-	74,726	74,726	-	74,726
PROMCV	65	2,684	2,761	-	2,761	-	2,761	2,761	-	2,761
PRON	5,400	371,416	375,323	-	375,323	-	375,323	375,323	-	375,323
PROOG	672	27,504	24,701	-	24,701	-	24,701	24,701	-	24,701
PROPM	3,517	197,401	225,774	-	225,774	1	225,773	225,773	-	225,773
PRORRO	387	10,720	10,144	-	10,144	-	10,144	10,144	-	10,144
PROSC	4,403	155,274	178,832	-	178,832	-	178,832	178,832	-	178,832
PROSCG	4,780	139,714	140,184	-	140,184	-	140,184	140,184	-	140,184
PROSCN	15,419	610,494	614,304	2	614,306	-	614,306	614,306	-	614,306
PROTEC	3,556	275,328	268,499	-	268,499	-	268,499	268,499	-	268,499
PROTEL	1,124	61,047	68,777	-	68,777	-	68,777	68,777	-	68,777
PROUB	4,288	142,024	195,121	-	195,121	-	195,121	195,121	-	195,121
PROUN	12,054	607,745	614,627	1	614,628	-	614,628	614,628	-	614,628
PROUTL	1,361	68,288	68,288	-	68,288	-	68,288	68,288	-	68,288
PVAGIB	3,957	25,307	24,536	-	24,536	-	24,536	24,536	-	24,536
PVEIB	138,225	4,425,386	4,933,255	-	4,933,255	-	4,933,255	4,933,255	-	4,933,255
PVHYB	26,897	144,651	154,387	-	154,387	-	154,387	154,387	-	154,387
PVIGIB	5,455	82,368	86,523	-	86,523	-	86,523	86,523	-	86,523
PVNOB	2,413	96,254	111,702	-	111,702	-	111,702	111,702	-	111,702
ROCMC	8,410	85,396	79,976	2	79,978	-	79,978	79,978	-	79,978
ROCSC	18,564	182,753	174,874	-	174,874	1	174,873	174,873	-	174,873
TRBCG2	90,255	4,422,501	5,480,311	1	5,480,312	-	5,480,312	5,480,312	-	5,480,312
TREI2	21,261	601,987	609,332	-	609,332	-	609,332	609,332	-	609,332
TRHS2	24,648	1,335,333	1,331,756	-	1,331,756	1	1,331,755	1,331,755	-	1,331,755
TRLT2	48,173	223,397	227,858	-	227,858	-	227,858	227,858	-	227,858
TRMCG2	4,839	130,706	114,634	-	114,634	-	114,634	114,634	-	114,634
TAVV	7,997	194,068	200,248	1	200,249	-	200,249	200,249	-	200,249
VVGGS	36,831	623,666	896,459	1	896,460	-	896,460	896,460	-	896,460
VWBF	18,255	146,985	149,323	-	149,323	-	149,323	149,323	-	149,323
VWEM	35,528	337,059	420,294	-	420,294	-	420,294	420,294	-	420,294

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
VWHA	6,858	199,033	229,822	2	229,824	-	229,824	229,824	-	229,824
VVB	508,649	11,879,936	12,924,770	-	12,924,770	-	12,924,770	12,924,770	-	12,924,770
VVCA	58,819	1,421,496	1,556,360	-	1,556,360	-	1,556,360	1,556,360	-	1,556,360
VVCG	41,471	1,942,442	2,563,714	1	2,563,715	-	2,563,715	2,563,715	-	2,563,715
VVDV	186,840	2,885,876	3,264,100	-	3,264,100	-	3,264,100	3,264,100	-	3,264,100
VVEI	377,962	9,046,960	9,910,167	2	9,910,169	-	9,910,169	9,910,169	-	9,910,169
VVEIX	218,034	13,914,385	17,870,105	2	17,870,107	-	17,870,107	17,870,107	-	17,870,107
VVG	256,169	6,899,701	9,396,268	-	9,396,268	-	9,396,268	9,396,268	-	9,396,268
VVGBI	231,999	4,387,993	4,368,538	-	4,368,538	2	4,368,536	4,368,536	-	4,368,536
VVHGB	2,277,296	25,425,814	24,594,792	1	24,594,793	-	24,594,793	24,594,793	-	24,594,793
VVHYB	618,630	4,400,885	4,670,657	-	4,670,657	-	4,670,657	4,670,657	-	4,670,657
VVI	348,630	8,850,893	9,967,328	-	9,967,328	-	9,967,328	9,967,328	-	9,967,328
VVMA	46,952	1,455,054	1,562,561	-	1,562,561	-	1,562,561	1,562,561	-	1,562,561
VVMCI	487,758	12,409,837	13,637,709	-	13,637,709	1	13,637,708	13,637,708	-	13,637,708
VVREI	362,523	4,257,100	4,194,396	2	4,194,398	-	4,194,398	4,194,398	-	4,194,398
VVSCG	94,278	1,757,644	1,797,877	-	1,797,877	1	1,797,876	1,797,876	-	1,797,876
VVSTC	1,302,818	13,342,501	13,901,070	-	13,901,070	-	13,901,070	13,901,070	-	13,901,070
VVTISI	634,239	13,925,903	17,035,660	-	17,035,660	-	17,035,660	17,035,660	-	17,035,660
VVTSM	479,831	24,009,187	29,236,109	-	29,236,109	-	29,236,109	29,236,109	-	29,236,109
PIVB2	46,698	471,432	457,645	-	457,645	1	457,644	457,644	-	457,644
PIVEI2	2,047	27,870	25,322	-	25,322	1	25,321	25,321	-	25,321
PIVF2	5,206	99,070	103,706	-	103,706	-	103,706	103,706	-	103,706
PIVMV2	1,892	20,497	21,167	-	21,167	-	21,167	21,167	-	21,167
PIVSI2	61,963	612,902	580,589	1	580,590	-	580,590	580,590	-	580,590
VRVDRA	24,365	489,863	498,748	1	498,749	-	498,749	498,749	-	498,749
VRVNMA	56,999	507,323	495,318	1	495,319	-	495,319	495,319	-	495,319

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ABTGB	ALVGIA	ALVIVB	ALVSVB	APTGBS	ALCAI2	ALCGI2	ALMGI2

Reinvested dividends	$-	4,085	1,149	1,152	191,202	-	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	4,085	1,149	1,152	191,202	-	-	-

Realized gain (loss) on investments	(15)	13,592	1,813	(185)	207,152	254,976	9,816	14,659

Change in unrealized gain (loss) on investments	(6,626)	(6,158)	15,744	(22,156)	328,566	(213,269)	22,754	6,510

Net gain (loss) on investments	(6,641)	7,434	17,557	(22,341)	535,718	41,707	32,570	21,169

Reinvested capital gains	11,797	29,764	-	21,737	-	125,989	106,134	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,156	41,283	18,706	548	726,920	167,696	138,704	21,169

Investment Activity*:	SVOF	AAEIP3	AAGEA2	ABEAA2	ACEAA2	AGEAA2	AUGEA2	AMVAA4

Reinvested dividends	$-	5,421	9,838	27,328	13,976	29,162	28,868	86,026

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	5,421	9,838	27,328	13,976	29,162	28,868	86,026

Realized gain (loss) on investments	8,136	11,233	2,946	3,355	12,441	6,513	258	12,071

Change in unrealized gain (loss) on investments	(4,480)	(24,046)	83,623	780	19,901	93,901	2,568	221,689

Net gain (loss) on investments	3,656	(12,813)	86,569	4,135	32,342	100,414	2,826	233,760

Reinvested capital gains	-	13,837	62,393	154,537	-	146,437	101,409	294,053

Net increase (decrease) in contract owners’ equity resulting from operations	$3,656	6,445	158,800	186,000	46,318	276,013	133,103	613,839

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AMVBC4	AMVBD4	AMVCB4	AMVGB4	AMVGG4	AMVGI4	AMVGR4	AMVGS4

Reinvested dividends	$16,874	90,917	71,664	10,131	14,551	15,554	2,646	478

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	16,874	90,917	71,664	10,131	14,551	15,554	2,646	478

Realized gain (loss) on investments	37,123	(3,618)	84,797	(7,073)	14,626	4,417	75,490	(6,597)

Change in unrealized gain (loss) on investments	53,260	41,793	297,970	22,763	48,741	(39,846)	166,641	35,025

Net gain (loss) on investments	90,383	38,175	382,767	15,690	63,367	(35,429)	242,131	28,428

Reinvested capital gains	77,869	-	-	-	113,626	349,010	165,597	5,658

Net increase (decrease) in contract owners’ equity resulting from operations	$185,126	129,092	454,431	25,821	191,544	329,135	410,374	34,564

Investment Activity*:	AMVGW4	AMVHI4	AMVI4	AMVIG4	AMVM4	AMVNW4	AMVUA4	AVPAP2

Reinvested dividends	$8,014	42,481	5,103	31,324	4,440	43,841	39,224	9,907

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	8,014	42,481	5,103	31,324	4,440	43,841	39,224	9,907

Realized gain (loss) on investments	30,073	32,465	(8,748)	(45,583)	(6,359)	(35,194)	6,297	301

Change in unrealized gain (loss) on investments	80,440	(21,757)	104,336	388,855	(152)	846,278	24,609	8,644

Net gain (loss) on investments	110,513	10,708	95,588	343,272	(6,511)	811,084	30,906	8,945

Reinvested capital gains	14,582	-	-	-	-	171,416	-	23,537

Net increase (decrease) in contract owners’ equity resulting from operations	$133,109	53,189	100,691	374,596	(2,071)	1,026,341	70,130	42,389

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AVRBP2	BRVED3	BRVHY3	BRVTR3	BVLCC3	BVLCV3	BVLFG3	MLVGA3

Reinvested dividends	$4,367	3,741	59,311	35,966	550	518	-	65,056

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	4,367	3,741	59,311	35,966	550	518	-	65,056

Realized gain (loss) on investments	(88)	(369)	653	(22,999)	1,498	(1)	86,684	1,645

Change in unrealized gain (loss) on investments	22,041	12,038	16,800	47,104	13,100	(2,207)	(106,298)	27,356

Net gain (loss) on investments	21,953	11,669	17,453	24,105	14,598	(2,208)	(19,614)	29,001

Reinvested capital gains	-	18,672	2,051	980	26,713	3,287	81,678	157,430

Net increase (decrease) in contract owners’ equity resulting from operations	$26,320	34,082	78,815	61,051	41,861	1,597	62,064	251,487

Investment Activity*:	DSIF	DSRG	DVSCS	CVN1IF	CVSBF	CLVGT2	CLVLV1	CLVSI2

Reinvested dividends	$7,166	510	34,021	959	14,409	-	-	17,038

Mortality and expense risk charges (note 2)	(1,784)	-	-	-	-	-	-	-

Net investment income (loss)	5,382	510	34,021	959	14,409	-	-	17,038

Realized gain (loss) on investments	12,129	88,161	(39,635)	49,610	11,239	(46,120)	69,318	2,553

Change in unrealized gain (loss) on investments	62,321	(64,581)	(143,201)	3,784	26,973	496,070	(35,417)	7,619

Net gain (loss) on investments	74,450	23,580	(182,836)	53,394	38,212	449,950	33,901	10,172

Reinvested capital gains	38,137	16,285	258,977	5,628	47,267	222,190	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$117,969	40,375	110,162	59,981	99,888	672,140	33,901	27,210

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	CLVSV1	CSCRS	DFVEA	DFVGB	DFVGMI	DFVIS	DFVIV	DFVSTF

Reinvested dividends	$-	5,541	256,528	159,256	130,610	119,113	248,757	219,191

Mortality and expense risk charges (note 2)	-	-	(29,755)	(9,195)	(14,628)	(7,453)	(13,200)	(12,200)

Net investment income (loss)	-	5,541	226,773	150,061	115,982	111,660	235,557	206,991

Realized gain (loss) on investments	2,959	(3,920)	53,419	(40,905)	507,340	(77,435)	188,135	5,044

Change in unrealized gain (loss) on investments	3,753	5,041	1,765,195	37,708	153,600	722,665	1,311,137	(17,310)

Net gain (loss) on investments	6,712	1,121	1,818,614	(3,197)	660,940	645,230	1,499,272	(12,266)

Reinvested capital gains	-	-	155,969	-	48,763	144,116	181,075	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,712	6,662	2,201,356	146,864	825,685	901,006	1,915,904	194,725

Investment Activity*:	DFVULV	DFVUTV	ETVFR	FHIB	FVK2S	FVU2	FB2	FC2

Reinvested dividends	$122,423	105,758	114,979	13,857	-	33,398	30,819	-

Mortality and expense risk charges (note 2)	(14,511)	(13,887)	-	-	-	-	-	-

Net investment income (loss)	107,912	91,871	114,979	13,857	-	33,398	30,819	-

Realized gain (loss) on investments	90,645	(27,843)	5,201	10,451	(1,583)	5,680	9,339	109,907

Change in unrealized gain (loss) on investments	285,183	(74,390)	(54,716)	(4,053)	1,139	9,592	129,535	(386,744)

Net gain (loss) on investments	375,828	(102,233)	(49,515)	6,398	(444)	15,272	138,874	(276,837)

Reinvested capital gains	382,382	478,465	-	-	82,240	20,375	85,725	1,082,594

Net increase (decrease) in contract owners’ equity resulting from operations	$866,122	468,103	65,464	20,255	81,796	69,045	255,418	805,757

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FDSCS2	FEI2	FEMS2	FG2	FGI2	FGO2	FHI2	FIGBP2

Reinvested dividends	$7,672	11,734	4,787	1,731	8,556	-	4,814	185,846

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	7,672	11,734	4,787	1,731	8,556	-	4,814	185,846

Realized gain (loss) on investments	(1,209)	36,640	7,069	75,747	33,965	332,200	3,392	(1,506)

Change in unrealized gain (loss) on investments	94,612	14,816	20,144	(66,470)	(24,900)	(76,473)	(73)	143,954

Net gain (loss) on investments	93,403	51,456	27,213	9,277	9,065	255,727	3,319	142,448

Reinvested capital gains	66,965	39,540	2,620	460,048	58,549	21,831	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$168,040	102,730	34,620	471,056	76,170	277,558	8,133	328,294

Investment Activity*:	FMC2	FNRS2	FO2	FRESS2	FV2	FVFI2	FVFRHI	FVICA2

Reinvested dividends	$1,963	5,348	5,373	3,948	5,629	3,684	153,292	9,385

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,963	5,348	5,373	3,948	5,629	3,684	153,292	9,385

Realized gain (loss) on investments	3,530	9,423	93,312	(7)	10,298	(3,031)	(9,158)	400,428

Change in unrealized gain (loss) on investments	(6,608)	20,087	29,813	1,738	(7,967)	12,539	(30,439)	(58,418)

Net gain (loss) on investments	(3,078)	29,510	123,125	1,731	2,331	9,508	(39,597)	342,010

Reinvested capital gains	88,959	-	35,516	92	38,923	42	-	10,517

Net increase (decrease) in contract owners’ equity resulting from operations	$87,844	34,858	164,014	5,771	46,883	13,234	113,695	361,912

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FVSIS2	FVSS2	FEOVF	FTVGI2	FTVGR2	FTVIS2	FTVMS2	FTVRD2

Reinvested dividends	$72,503	5,586	49,493	-	947	23,252	315	4,653

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	72,503	5,586	49,493	-	947	23,252	315	4,653

Realized gain (loss) on investments	(25,338)	(71,303)	67,403	(72)	1,360	(15,025)	(11)	8,638

Change in unrealized gain (loss) on investments	114,115	41,976	17,653	2,020	3,121	39,965	(174)	2,315

Net gain (loss) on investments	88,777	(29,327)	85,056	1,948	4,481	24,940	(185)	10,953

Reinvested capital gains	-	31,418	356,236	-	-	4,887	1,554	55,740

Net increase (decrease) in contract owners’ equity resulting from operations	$161,280	7,677	490,785	1,948	5,428	53,079	1,684	71,346

Investment Activity*:	FTVSI2	FTVUG2	GVFRB	GVR2XS	GVTRBE	RAF	RBF	RBKF

Reinvested dividends	$45,085	35,420	119,869	3,321	138,169	3,691	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	45,085	35,420	119,869	3,321	138,169	3,691	-	-

Realized gain (loss) on investments	(12,285)	(10,844)	(6,182)	(16,787)	(85,507)	(16,290)	69	(9,746)

Change in unrealized gain (loss) on investments	30,717	938	(96,483)	19,775	187,286	-	5,683	1,504

Net gain (loss) on investments	18,432	(9,906)	(102,665)	2,988	101,779	(16,290)	5,752	(8,242)

Reinvested capital gains	10	-	-	-	-	-	1,159	-

Net increase (decrease) in contract owners’ equity resulting from operations	$63,527	25,514	17,204	6,309	239,948	(12,599)	6,911	(8,242)

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RBMF	RELF	RENF	RESF	RFSF	RHCF	RHYS	RINF

Reinvested dividends	$-	-	1	-	554	-	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	1	-	554	-	-	-

Realized gain (loss) on investments	11,800	(37,700)	(664)	(2,405)	5,252	(4,094)	3,206	(31,302)

Change in unrealized gain (loss) on investments	186	47,247	5	-	2,699	1,345	(471)	-

Net gain (loss) on investments	11,986	9,547	(659)	(2,405)	7,951	(2,749)	2,735	(31,302)

Reinvested capital gains	-	26,158	-	-	2,218	2,058	-	2,937

Net increase (decrease) in contract owners’ equity resulting from operations	$11,986	35,705	(658)	(2,405)	10,723	(691)	2,735	(28,365)

Investment Activity*:	RJNF	RLF	RMED	RNF	ROF	RPMF	RREF	RRF

Reinvested dividends	$346	-	842	-	270	1,816	761	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	346	-	842	-	270	1,816	761	-

Realized gain (loss) on investments	554	2,111	(10,742)	-	252,656	21,972	(28)	(2,611)

Change in unrealized gain (loss) on investments	(771)	(762)	15,809	258	(122,668)	52,503	639	(29)

Net gain (loss) on investments	(217)	1,349	5,067	258	129,988	74,475	611	(2,640)

Reinvested capital gains	-	-	579	-	49,113	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$129	1,349	6,488	258	179,371	76,291	1,372	(2,640)

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RTEC	RTEL	RTRF	RUGB	RUTL	RVARS	RVCMD	RVF

Reinvested dividends	$-	9	-	617	611	636	774	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	9	-	617	611	636	774	-

Realized gain (loss) on investments	11,541	2,639	197	(14,993)	8,121	(2,105)	(16,151)	36,936

Change in unrealized gain (loss) on investments	25,666	-	(796)	(23)	(1,095)	1,395	(581)	37,571

Net gain (loss) on investments	37,207	2,639	(599)	(15,016)	7,026	(710)	(16,732)	74,507

Reinvested capital gains	36,835	-	-	-	-	-	-	27,140

Net increase (decrease) in contract owners’ equity resulting from operations	$74,042	2,648	(599)	(14,399)	7,637	(74)	(15,958)	101,647

Investment Activity*:	RVISC	RVLCG	RVLCV	RVMCG	RVMCV	RVMFU	RVSCG	RVSCV

Reinvested dividends	$-	-	4,282	-	37	1,298	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	4,282	-	37	1,298	-	-

Realized gain (loss) on investments	(1,911)	24,814	6,517	(8,747)	(1,813)	(3,822)	12,529	7,072

Change in unrealized gain (loss) on investments	-	76,613	25,235	25,161	3,085	3,904	(6,630)	(6,206)

Net gain (loss) on investments	(1,911)	101,427	31,752	16,414	1,272	82	5,899	866

Reinvested capital gains	-	88,228	16,781	1,249	3,000	-	-	1,205

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,911)	189,655	52,815	17,663	4,309	1,380	5,899	2,071

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RVSDL	RVWDL	SBLP	ACC1	AVHY1	AVIE	IVBRA2	IVCPBI

Reinvested dividends	$-	434	1,477	23,201	2,701	1,081	39,582	165,061

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	434	1,477	23,201	2,701	1,081	39,582	165,061

Realized gain (loss) on investments	(224)	(120)	(16,783)	1,732	6,856	478	16,288	(28,854)

Change in unrealized gain (loss) on investments	(492)	-	400	32,462	327	10,798	12,444	125,725

Net gain (loss) on investments	(716)	(120)	(16,383)	34,194	7,183	11,276	28,732	96,871

Reinvested capital gains	-	-	-	146,288	-	4,800	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(716)	314	(14,906)	203,683	9,884	17,157	68,314	261,932

Investment Activity*:	IVDDI	IVGMMI	IVGS1	IVHS	IVKEI1	IVMCC2	IVRE	IVT

Reinvested dividends	$6,194	384,660	6,363	-	26,958	93	2,302	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	6,194	384,660	6,363	-	26,958	93	2,302	-

Realized gain (loss) on investments	561	-	(159)	2,266	(192)	(1,488)	(551)	121,535

Change in unrealized gain (loss) on investments	8,004	-	6,306	15,512	50,430	60	7,491	7,722

Net gain (loss) on investments	8,565	-	6,147	17,778	50,238	(1,428)	6,940	129,257

Reinvested capital gains	29,614	-	-	2,279	68,480	8,906	-	465,435

Net increase (decrease) in contract owners’ equity resulting from operations	$44,373	384,660	12,510	20,057	145,676	7,571	9,242	594,692

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	OVGIS	OVGSS	OVIGS	JABIN	JAEI	JAFBS	JAFRIN	JAGRIN

Reinvested dividends	$26	-	50	72,715	6,281	8,397	5,729	5,211

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	26	-	50	72,715	6,281	8,397	5,729	5,211

Realized gain (loss) on investments	711	6,069	(6,740)	295,384	37,645	(98)	(3,965)	13,117

Change in unrealized gain (loss) on investments	(302)	(4,086)	11,613	50,036	(27,026)	2,413	94,231	60,801

Net gain (loss) on investments	409	1,983	4,873	345,420	10,619	2,315	90,266	73,918

Reinvested capital gains	512	5,024	7,423	127,242	140,845	-	223,327	57,028

Net increase (decrease) in contract owners’ equity resulting from operations	$947	7,007	12,346	545,377	157,745	10,712	319,322	136,157

Investment Activity*:	JAGSEI	JAIG	JARIN	JMCVIN	JHEVTN	LZREMS	LZRIES	LZRUSM

Reinvested dividends	$35	17,300	388	15,125	17,895	2,323	2,837	-

Mortality and expense risk charges (note 2)	-	-	-	-	(1,406)	-	-	-

Net investment income (loss)	35	17,300	388	15,125	16,489	2,323	2,837	-

Realized gain (loss) on investments	13	23,196	53,749	9,682	11,730	1,055	31,421	(49)

Change in unrealized gain (loss) on investments	500	253,098	14,613	(44,950)	363,443	25,759	(4,844)	(7,737)

Net gain (loss) on investments	513	276,294	68,362	(35,268)	375,173	26,814	26,577	(7,786)

Reinvested capital gains	419	-	23,832	84,632	-	-	5,182	9,419

Net increase (decrease) in contract owners’ equity resulting from operations	$967	293,594	92,582	64,489	391,662	29,137	34,596	1,633

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	LPVCAI	LPVCII	LVCLGI	SBVHY	SBVSG2	LACB2	LACDV2	LACI2

Reinvested dividends	$-	3,741	-	6,091	-	20,878	1	7,219

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	3,741	-	6,091	-	20,878	1	7,219

Realized gain (loss) on investments	(154)	7,398	83,407	4,681	(42,124)	786	(58,649)	57

Change in unrealized gain (loss) on investments	(799)	(11,925)	(76,094)	(599)	59,762	72,664	61,912	77,491

Net gain (loss) on investments	(953)	(4,527)	7,313	4,082	17,638	73,450	3,263	77,548

Reinvested capital gains	4,491	23,709	45,495	-	82,654	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,538	22,923	52,808	10,173	100,292	94,328	3,264	84,767

Investment Activity*:	LACIPS	LACLV2	LACU2	LACV2	LOVBD	LOVCDG	LOVGI	MEGSS

Reinvested dividends	$11,291	79	-	1	19,495	3,908	148	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	11,291	79	-	1	19,495	3,908	148	-

Realized gain (loss) on investments	2,431	1,107	109,763	506	15,828	6,272	1	17,611

Change in unrealized gain (loss) on investments	(2,055)	(208)	(91,026)	(169)	(4,130)	36,515	1,444	(86,110)

Net gain (loss) on investments	376	899	18,737	337	11,698	42,787	1,445	(68,499)

Reinvested capital gains	-	348	7,627	3	-	51,638	2,727	175,430

Net increase (decrease) in contract owners’ equity resulting from operations	$11,667	1,326	26,364	341	31,193	98,333	4,320	106,931

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MNDSC	MVFSC	MVIGSC	MGRFV	DTRTFY	GEM	GEM2	GIG

Reinvested dividends	$-	3,612	2,595	24,762	66,062	-	78	4,147

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	3,612	2,595	24,762	66,062	-	78	4,147

Realized gain (loss) on investments	5,276	(4,831)	6,662	(5,129)	(7,996)	-	1,781	8,555

Change in unrealized gain (loss) on investments	24,068	16,981	42,788	6,152	52,296	2,630	10,344	100,043

Net gain (loss) on investments	29,344	12,150	49,450	1,023	44,300	2,630	12,125	108,598

Reinvested capital gains	-	19,957	19,239	18,602	-	-	-	15,386

Net increase (decrease) in contract owners’ equity resulting from operations	$29,344	35,719	71,284	44,387	110,362	2,630	12,203	128,131

Investment Activity*:	GVEXD	GVIXY	MCIFD	MSBF	NDES2	NFDIW2	NJMIM2	NNASD2

Reinvested dividends	$272,032	139,736	70,618	19,033	-	32	95	583

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	272,032	139,736	70,618	19,033	-	32	95	583

Realized gain (loss) on investments	711,597	12,287	(100,790)	14	350	-	-	1,963

Change in unrealized gain (loss) on investments	3,843,979	596,744	299,013	15,390	36,308	448	(167)	19,653

Net gain (loss) on investments	4,555,576	609,031	198,223	15,404	36,658	448	(167)	21,616

Reinvested capital gains	41,510	-	326,451	-	30,743	73	12	651

Net increase (decrease) in contract owners’ equity resulting from operations	$4,869,118	748,767	595,292	34,437	67,401	553	(60)	22,850

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVAMVX	NVBXD	NVCBDY	NVDCAP	NVFIY	NVGEY	NVMIVX	NVMLG1

Reinvested dividends	$4,655	158,250	10,325	-	12,654	4,962	3,976	20,708

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	4,655	158,250	10,325	-	12,654	4,962	3,976	20,708

Realized gain (loss) on investments	63	(26,522)	(2,463)	-	2,485	3,876	22,955	12,361

Change in unrealized gain (loss) on investments	15,126	(26,477)	1,739	40	(5,210)	40,021	25,547	(36,646)

Net gain (loss) on investments	15,189	(52,999)	(724)	40	(2,725)	43,897	48,502	(24,285)

Reinvested capital gains	3,551	-	-	-	-	300	-	71,550

Net increase (decrease) in contract owners’ equity resulting from operations	$23,395	105,251	9,601	40	9,929	49,159	52,478	67,973

Investment Activity*:	NVMMV1	NVOLG1	NVSIXD	NVSTB1	SAMY	SCVF	TRF	AMCG

Reinvested dividends	$1,133	625	61,742	1,022	831,604	326	3,437	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,133	625	61,742	1,022	831,604	326	3,437	-

Realized gain (loss) on investments	17	1,983	(60,386)	-	-	1	2,257	(3,522)

Change in unrealized gain (loss) on investments	(8,058)	555	553,117	(807)	-	183	22,131	(45,573)

Net gain (loss) on investments	(8,041)	2,538	492,731	(807)	-	184	24,388	(49,095)

Reinvested capital gains	9,318	-	171,763	-	22	1,803	29,357	61,810

Net increase (decrease) in contract owners’ equity resulting from operations	$2,410	3,163	726,236	215	831,626	2,313	57,182	12,715

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AMRI	AMTB	NALG	NAMG	NASCV	DWVSVS	WRASP	WRBDP

Reinvested dividends	$30	28,041	2,718	-	4,210	6,715	6,316	132,744

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	30	28,041	2,718	-	4,210	6,715	6,316	132,744

Realized gain (loss) on investments	(17)	683	4,280	2,116	(74,663)	(4,369)	1,765	(14,397)

Change in unrealized gain (loss) on investments	12	(1,379)	(10,697)	(9)	(3,724)	16,568	33,681	43,433

Net gain (loss) on investments	(5)	(696)	(6,417)	2,107	(78,387)	12,199	35,446	29,036

Reinvested capital gains	694	-	22,821	-	78,792	44,370	33,235	-

Net increase (decrease) in contract owners’ equity resulting from operations	$719	27,345	19,122	2,107	4,615	63,284	74,997	161,780

Investment Activity*:	WRBP	WRGNR	WRHIP	WRLTBP	WRMCG	WRSTP	WRVP	NOTC2

Reinvested dividends	$479	-	38,050	15,199	-	-	99	6,678

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	479	-	38,050	15,199	-	-	99	6,678

Realized gain (loss) on investments	(190)	692	11,557	(885)	(67,030)	14,933	(111)	127

Change in unrealized gain (loss) on investments	2,597	49,608	10,736	417	(98,401)	3,097	(74)	12,768

Net gain (loss) on investments	2,407	50,300	22,293	(468)	(165,431)	18,030	(185)	12,895

Reinvested capital gains	1,450	-	411	-	169,136	9,501	479	1,822

Net increase (decrease) in contract owners’ equity resulting from operations	$4,336	50,300	60,754	14,731	3,705	27,531	393	21,395

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NOVPDI	NOVPM	MNCPS	PMUBAM	PMVAAA	PMVEBA	PMVFBA	PMVFHA

Reinvested dividends	$109	-	11,796	1,830	4,474	29,815	796	21,557

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	109	-	11,796	1,830	4,474	29,815	796	21,557

Realized gain (loss) on investments	10	-	17,207	268	(155)	41,118	(21)	7,155

Change in unrealized gain (loss) on investments	1,273	310	6,820	675	8,318	4,592	1,443	(3,090)

Net gain (loss) on investments	1,283	310	24,027	943	8,163	45,710	1,422	4,065

Reinvested capital gains	-	1,809	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,392	2,119	35,823	2,773	12,637	75,525	2,218	25,622

Investment Activity*:	PMVGBA	PMVHYA	PMVID	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA

Reinvested dividends	$40,393	55,489	509,843	79,959	46,236	39,050	1,460	218,995

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	40,393	55,489	509,843	79,959	46,236	39,050	1,460	218,995

Realized gain (loss) on investments	(36,121)	2,583	(19,624)	(9,753)	(21,669)	(10,536)	4,656	(90,579)

Change in unrealized gain (loss) on investments	103,050	9,759	462,026	39,144	61,201	55,311	4,517	327,135

Net gain (loss) on investments	66,929	12,342	442,402	29,391	39,532	44,775	9,173	236,556

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$107,322	67,831	952,245	109,350	85,768	83,825	10,633	455,551

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PVGCBA	PVGMAA	PVSTA	PROAHY	PROBIO	PROBL	PROBM	PROBNK

Reinvested dividends	$6,044	8,206	129,183	4,993	-	2,652	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	6,044	8,206	129,183	4,993	-	2,652	-	-

Realized gain (loss) on investments	254	(1,246)	9,957	4,066	167	(198,626)	(2,523)	(1,544)

Change in unrealized gain (loss) on investments	3,453	30,266	(6,878)	(4,234)	7,233	23,942	-	-

Net gain (loss) on investments	3,707	29,020	3,079	(168)	7,400	(174,684)	(2,523)	(1,544)

Reinvested capital gains	-	-	-	-	2,403	33,889	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,751	37,226	132,262	4,825	9,803	(138,143)	(2,523)	(1,544)

Investment Activity*:	PROBR	PROCG	PROCS	PROEM	PROFIN	PROFUD	PROHC	PROIND

Reinvested dividends	$-	2,121	-	2,095	5	409	2	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	2,121	-	2,095	5	409	2	-

Realized gain (loss) on investments	(810)	(18,202)	2,288	34,686	9,191	(63)	(6,770)	19,838

Change in unrealized gain (loss) on investments	-	(7,519)	-	6,385	4,568	-	11,519	46,276

Net gain (loss) on investments	(810)	(25,721)	2,288	41,071	13,759	(63)	4,749	66,114

Reinvested capital gains	-	23,336	-	-	936	-	4,408	13,659

Net increase (decrease) in contract owners’ equity resulting from operations	$(810)	(264)	2,288	43,166	14,700	346	9,159	79,773

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PROINT	PROJP	PROLCG	PROMC	PROMCG	PROMCV	PRON	PRONET

Reinvested dividends	$3,481	7,901	-	499	-	8	1,484	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	3,481	7,901	-	499	-	8	1,484	-

Realized gain (loss) on investments	11,499	(11,799)	532	(1,441)	56	1	41,032	20,288

Change in unrealized gain (loss) on investments	-	35,085	3,062	(144)	(2,810)	77	(8,621)	(14,808)

Net gain (loss) on investments	11,499	23,286	3,594	(1,585)	(2,754)	78	32,411	5,480

Reinvested capital gains	-	29,443	3,333	-	6,754	217	25,929	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,980	60,630	6,927	(1,086)	4,000	303	59,824	5,480

Investment Activity*:	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSC	PROSCG	PROSCN

Reinvested dividends	$532	-	801	1,102	406	1,743	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	532	-	801	1,102	406	1,743	-	-

Realized gain (loss) on investments	(841)	(149)	16,884	(4,219)	(1,203)	2,341	(314)	(6,815)

Change in unrealized gain (loss) on investments	(1,686)	-	26,520	2,975	173	14,195	1,609	(54,755)

Net gain (loss) on investments	(2,527)	(149)	43,404	(1,244)	(1,030)	16,536	1,295	(61,570)

Reinvested capital gains	2,967	-	-	-	711	-	8,247	198,383

Net increase (decrease) in contract owners’ equity resulting from operations	$972	(149)	44,205	(142)	87	18,279	9,542	136,813

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PROTEC	PROTEL	PROUB	PROUN	PROUTL	PVAGIB	PVEIB	PVHYB

Reinvested dividends	$-	-	1,280	1,262	1,747	1,989	63,808	574

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	1,280	1,262	1,747	1,989	63,808	574

Realized gain (loss) on investments	961	179	34,138	105,980	2,921	(25)	149,843	2,067

Change in unrealized gain (loss) on investments	(10,159)	7,425	(21,270)	11,181	-	(771)	277,219	10,233

Net gain (loss) on investments	(9,198)	7,604	12,868	117,161	2,921	(796)	427,062	12,300

Reinvested capital gains	75,004	-	23,134	55,437	56	-	305,225	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,806	7,604	37,282	173,860	4,724	1,193	796,095	12,874

Investment Activity*:	PVIB	PVIGIB	PVNOB	ROCMC	ROCSC	TRBCG2	TREI2	TRHS2

Reinvested dividends	$337	2,289	14,431	-	3,092	-	8,150	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	337	2,289	14,431	-	3,092	-	8,150	-

Realized gain (loss) on investments	(1,527)	(23,031)	32,783	4,172	3,609	542,784	(743)	(49,828)

Change in unrealized gain (loss) on investments	1,319	4,155	(63,461)	(20,447)	(9,493)	(171,631)	9,559	199,068

Net gain (loss) on investments	(208)	(18,876)	(30,678)	(16,275)	(5,884)	371,153	8,816	149,240

Reinvested capital gains	-	1,605	253,880	9,140	11,882	481,527	58,252	49,941

Net increase (decrease) in contract owners’ equity resulting from operations	$129	(14,982)	237,633	(7,135)	9,090	852,680	75,218	199,181

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	TRLT2	TRMCG2	TAVV	VVGGS	VWBF	VWEM	VWHA	VVB

Reinvested dividends	$11,412	-	883	5,163	2,511	2,731	3,560	233,298

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	(28,746)

Net investment income (loss)	11,412	-	883	5,163	2,511	2,731	3,560	204,552

Realized gain (loss) on investments	(4,906)	150	(32,568)	37,188	4,664	4,024	(3,902)	84,907

Change in unrealized gain (loss) on investments	8,663	(12,070)	46,903	265,782	3,310	87,304	51,670	447,349

Net gain (loss) on investments	3,757	(11,920)	14,335	302,970	7,974	91,328	47,768	532,256

Reinvested capital gains	-	15,807	2,868	-	-	-	-	999,286

Net increase (decrease) in contract owners’ equity resulting from operations	$15,169	3,887	18,086	308,133	10,485	94,059	51,328	1,736,094

Investment Activity*:	VVCA	VVCG	VVDV	VVEI	VVEIX	VVG	VVGBI	VVHGB

Reinvested dividends	$18,041	24,566	46,347	199,081	169,735	16,176	61,057	741,509

Mortality and expense risk charges (note 2)	(3,089)	(5,773)	(7,623)	(21,280)	(40,874)	(20,631)	(7,602)	(55,533)

Net investment income (loss)	14,952	18,793	38,724	177,801	128,861	(4,455)	53,455	685,976

Realized gain (loss) on investments	(42,264)	106,431	80,158	47,427	1,092,083	388,026	(11,532)	(267,094)

Change in unrealized gain (loss) on investments	170,541	351,464	131,730	492,197	1,192,647	508,895	122,049	1,002,217

Net gain (loss) on investments	128,277	457,895	211,888	539,624	2,284,730	896,921	110,517	735,123

Reinvested capital gains	21,134	105,553	242,350	605,162	327,048	437,796	3,722	-

Net increase (decrease) in contract owners’ equity resulting from operations	$164,363	582,241	492,962	1,322,587	2,740,639	1,330,262	167,694	1,421,099

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	VVHYB	VVI	VVMA	VVMCI	VVREI	VVSCG	VVSTC	VVTISI

Reinvested dividends	$237,157	82,295	62,795	146,300	106,194	4,748	556,016	379,533

Mortality and expense risk charges (note 2)	(9,774)	(24,597)	(6,104)	(30,432)	(10,156)	(3,223)	(35,370)	(35,718)

Net investment income (loss)	227,383	57,698	56,691	115,868	96,038	1,525	520,646	343,815

Realized gain (loss) on investments	8,099	(940,520)	422,011	40,348	(132,658)	(20,585)	(151,225)	(62,553)

Change in unrealized gain (loss) on investments	94,906	2,083,975	(182,774)	531,811	85,079	50,468	531,020	3,352,655

Net gain (loss) on investments	103,005	1,143,455	239,237	572,159	(47,579)	29,883	379,795	3,290,102

Reinvested capital gains	-	554,650	105,490	582,842	67,996	67,496	-	231,368

Net increase (decrease) in contract owners’ equity resulting from operations	$330,388	1,755,803	401,418	1,270,869	116,455	98,904	900,441	3,865,285

Investment Activity*:	VVTSM	PIHYB2	PIVB2	PIVEI2	PIVF2	PIVMV2	PIVSI2	VRVDIA

Reinvested dividends	$414,077	16,235	11,830	495	205	360	24,283	-

Mortality and expense risk charges (note 2)	(71,835)	-	-	-	-	-	-	-

Net investment income (loss)	342,242	16,235	11,830	495	205	360	24,283	-

Realized gain (loss) on investments	74,192	(11,518)	(801)	(385)	93,202	5,038	(2,470)	3

Change in unrealized gain (loss) on investments	804,701	(4,116)	12,052	(1,178)	(72,601)	(2,435)	35,089	-

Net gain (loss) on investments	878,893	(15,634)	11,251	(1,563)	20,601	2,603	32,619	3

Reinvested capital gains	1,933,009	-	-	3,684	12,259	1,604	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,154,144	601	23,081	2,616	33,065	4,567	56,902	3

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$		$
Investment Activity*:	VRVDRA		VRVNMA

Reinvested dividends		$13,166		27,242

Mortality and expense risk charges (note 2)		-		-

Net investment income (loss)		13,166		27,242

Realized gain (loss) on investments		(15,404)		45,448

Change in unrealized gain (loss) on investments		5,151		(6,631)

Net gain (loss) on investments		(10,253)		38,817

Reinvested capital gains		2,131		-

Net increase (decrease) in contract owners’ equity resulting from operations		$5,044		66,059

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ABTGB				ALVGIA				ALVIVB				ALVSVB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		4,085		6,870		1,149		1,181		1,152		373

Realized gain (loss) on investments		(15)		13		13,592		(5,228)		1,813		(41)		(185)		(2,489)

Change in unrealized gain (loss) on investments		(6,626)		1,948		(6,158)		41,330		15,744		1,195		(22,156)		4,853

Reinvested capital gains		11,797		263		29,764		16,319		-		-		21,737		2,936

Net increase (decrease) in contract owners’ equity resulting from operations		5,156		2,224		41,283		59,291		18,706		2,335		548		5,673

Equity transactions:

Purchase payments received from contract owners (note 4)		-		37,076		(159)		1		-		-		(120)		(2)

Transfers between subaccounts, net		1,150		13,665		(9,929)		41,585		48		-		159,993		-

Redemptions (notes 2, 3, and 4)		(796)		(638)		(121,891)		(12,169)		(12,998)		(965)		(13,456)		(38,477)

Adjustments to maintain reserves		-		(1)		1		(1)		-		-		-		-

Net equity transactions		354		50,102		(131,978)		29,416		(12,950)		(965)		146,417		(38,479)

Net change in contract owners’ equity		5,510		52,326		(90,695)		88,707		5,756		1,370		146,965		(32,806)

Contract owners’ equity at beginning of period		85,623		33,297		477,868		389,161		49,819		48,449		58,147		90,953

Contract owners’ equity at end of period		$91,133		85,623		387,173		477,868		55,575		49,819		205,112		58,147

CHANGE IN UNITS:

Beginning units		2,973		1,225		10,811		9,950		5,170		5,270		1,421		2,439

Units purchased		39		1,770		515		1,868		9		-		3,967		536

Units redeemed		(28)		(22)		(3,397)		(1,007)		(1,096)		(100)		(504)		(1,554)

Ending units		2,984		2,973		7,929		10,811		4,083		5,170		4,884		1,421

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	APTGBS				ALCAI2				ALCGI2				ALMGI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$191,202		69,049		-		-		-		-		-		-

Realized gain (loss) on investments		207,152		25,916		254,976		29,611		9,816		12,217		14,659		99,605

Change in unrealized gain (loss) on investments		328,566		55,621		(213,269)		221,364		22,754		(659)		6,510		(39,507)

Reinvested capital gains		-		-		125,989		-		106,134		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		726,920		150,586		167,696		250,975		138,704		11,558		21,169		60,098

Equity transactions:

Purchase payments received from contract owners (note 4)		(865)		2,539		125,204		-		43,594		-		-		3,788

Transfers between subaccounts, net		547,716		416,678		(796,502)		777,847		796,305		(6,620)		(39,816)		(370,611)

Redemptions (notes 2, 3, and 4)		(144,894)		(113,894)		(19,313)		(12,488)		(23,507)		(1,884)		(2,807)		(4,794)

Adjustments to maintain reserves		2		-		-		-		-		-		-		-

Net equity transactions		401,959		305,323		(690,611)		765,359		816,392		(8,504)		(42,623)		(371,617)

Net change in contract owners’ equity		1,128,879		455,909		(522,915)		1,016,334		955,096		3,054		(21,454)		(311,519)

Contract owners’ equity at beginning of period		1,065,714		609,805		1,303,229		286,895		30,687		27,633		181,106		492,625

Contract owners’ equity at end of period		$2,194,593		1,065,714		780,314		1,303,229		985,783		30,687		159,652		181,106

CHANGE IN UNITS:

Beginning units		68,617		48,819		9,331		3,043		380		489		3,503		11,537

Units purchased		64,474		43,240		2,493		9,554		9,520		2,374		5,104		2,603

Units redeemed		(44,552)		(23,442)		(7,619)		(3,266)		(532)		(2,483)		(5,962)		(10,637)

Ending units		88,539		68,617		4,205		9,331		9,368		380		2,645		3,503

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SVDF				SVOF				AAEIP3				AAGEA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		47		5,421		4,697		9,838		9,452

Realized gain (loss) on investments		-		16,025		8,136		53		11,233		34,313		2,946		7,326

Change in unrealized gain (loss) on investments		-		(6,640)		(4,480)		4,480		(24,046)		6,631		83,623		(23,729)

Reinvested capital gains		-		-		-		9,790		13,837		3,776		62,393		10,948

Net increase (decrease) in contract owners’ equity resulting from operations		-		9,385		3,656		14,370		6,445		49,417		158,800		3,997

Equity transactions:

Purchase payments received from contract owners (note 4)		-		(1)		-		-		-		598		36,748		703,266

Transfers between subaccounts, net		-		(116,538)		-		90,000		(18,480)		(14,291)		9,335		(6,785)

Redemptions (notes 2, 3, and 4)		-		(1,637)		(107,031)		(995)		(18,450)		(769)		(18,299)		(6,731)

Adjustments to maintain reserves		-		2		-		-		(1)		-		1		(1)

Net equity transactions		-		(118,174)		(107,031)		89,005		(36,931)		(14,462)		27,785		689,749

Net change in contract owners’ equity		-		(108,789)		(103,375)		103,375		(30,486)		34,955		186,585		693,746

Contract owners’ equity at beginning of period		-		108,789		103,375		-		152,186		117,231		756,917		63,171

Contract owners’ equity at end of period		$-		-		-		103,375		121,700		152,186		943,502		756,917

CHANGE IN UNITS:

Beginning units		-		1,703		1,572		-		7,739		8,381		26,864		2,569

Units purchased		-		-		-		1,589		3,193		14,302		1,637		27,127

Units redeemed		-		(1,703)		(1,572)		(17)		(5,019)		(14,944)		(596)		(2,832)

Ending units		-		-		-		1,572		5,913		7,739		27,905		26,864

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ABEAA2				ACEAA2				AGEAA2				AUGEA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$27,328		18,286		13,976		16,348		29,162		19,279		28,868		17,908

Realized gain (loss) on investments		3,355		(2,597)		12,441		76		6,513		1,163		258		(37)

Change in unrealized gain (loss) on investments		780		75,100		19,901		9,192		93,901		84,842		2,568		3,071

Reinvested capital gains		154,537		9,802		-		-		146,437		26,531		101,409		5,193

Net increase (decrease) in contract owners’ equity resulting from operations		186,000		100,591		46,318		25,616		276,013		131,815		133,103		26,135

Equity transactions:

Purchase payments received from contract owners (note 4)		232,705		-		-		-		295,101		158,136		-		19,490

Transfers between subaccounts, net		61,676		41,435		(223,907)		450,597		263,192		115,367		387,714		605,231

Redemptions (notes 2, 3, and 4)		(26,531)		(94,581)		(1,767)		(1,677)		(36,716)		(10,427)		(12,676)		(4,172)

Adjustments to maintain reserves		2		-		1		-		-		-		-		1

Net equity transactions		267,852		(53,146)		(225,673)		448,920		521,577		263,076		375,038		620,550

Net change in contract owners’ equity		453,852		47,445		(179,355)		474,536		797,590		394,891		508,141		646,685

Contract owners’ equity at beginning of period		1,051,412		1,003,967		714,119		239,583		1,323,955		929,064		814,124		167,439

Contract owners’ equity at end of period		$1,505,264		1,051,412		534,764		714,119		2,121,545		1,323,955		1,322,265		814,124

CHANGE IN UNITS:

Beginning units		46,413		48,826		45,373		16,028		50,916		40,257		42,687		9,479

Units purchased		14,662		1,899		-		29,454		19,627		11,136		21,565		35,064

Units redeemed		(3,202)		(4,312)		(14,151)		(109)		(1,348)		(477)		(2,185)		(1,856)

Ending units		57,873		46,413		31,222		45,373		69,195		50,916		62,067		42,687

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVAA4				AMVBC4				AMVBD4				AMVCB4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$86,026		67,308		16,874		13,279		90,917		77,550		71,664		41,417

Realized gain (loss) on investments		12,071		21,998		37,123		9,733		(3,618)		(35,521)		84,797		3,841

Change in unrealized gain (loss) on investments		221,689		151,801		53,260		107,787		41,793		(40,449)		297,970		37,594

Reinvested capital gains		294,053		87,536		77,869		6,597		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		613,839		328,643		185,126		137,396		129,092		1,580		454,431		82,852

Equity transactions:

Purchase payments received from contract owners (note 4)		54,344		414,469		68,819		77,300		299,008		144,987		438,614		19,367

Transfers between subaccounts, net		632,071		1,833,049		276,269		118,732		702,899		547,291		656,780		590,520

Redemptions (notes 2, 3, and 4)		(100,152)		(108,863)		(50,285)		(35,241)		(900,063)		(49,133)		(128,364)		(15,943)

Adjustments to maintain reserves		(2)		-		-		(1)		(2)		(1)		-		(1)

Net equity transactions		586,261		2,138,655		294,803		160,790		101,842		643,144		967,030		593,943

Net change in contract owners’ equity		1,200,100		2,467,298		479,929		298,186		230,934		644,724		1,421,461		676,795

Contract owners’ equity at beginning of period		3,931,333		1,464,035		999,734		701,548		2,037,067		1,392,343		1,567,732		890,937

Contract owners’ equity at end of period		$5,131,433		3,931,333		1,479,663		999,734		2,268,001		2,037,067		2,989,193		1,567,732

CHANGE IN UNITS:

Beginning units		168,413		72,822		32,264		26,909		169,631		117,076		105,402		65,848

Units purchased		28,536		108,281		13,479		7,679		151,280		108,775		82,398		41,134

Units redeemed		(6,772)		(12,690)		(4,893)		(2,324)		(144,375)		(56,220)		(20,543)		(1,580)

Ending units		190,177		168,413		40,850		32,264		176,536		169,631		167,257		105,402

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVGB4				AMVGG4				AMVGI4				AMVGR4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$10,131		5,449		14,551		5,469		15,554		16,311		2,646		3,041

Realized gain (loss) on investments		(7,073)		(1,259)		14,626		(3,944)		4,417		7,386		75,490		(56,920)

Change in unrealized gain (loss) on investments		22,763		(12,725)		48,741		18,525		(39,846)		241,293		166,641		478,898

Reinvested capital gains		-		-		113,626		11,217		349,010		69,327		165,597		41,717

Net increase (decrease) in contract owners’ equity resulting from operations		25,821		(8,535)		191,544		31,267		329,135		334,317		410,374		466,736

Equity transactions:

Purchase payments received from contract owners (note 4)		69,383		-		397,690		227,404		103,622		78,944		113,419		113,491

Transfers between subaccounts, net		1,561		45,127		297,155		262,310		190,475		143,376		478,037		(6,811)

Redemptions (notes 2, 3, and 4)		(8,393)		(9,068)		(183,983)		(13,110)		(268,664)		(58,347)		(374,975)		(133,801)

Adjustments to maintain reserves		1		(1)		1		-		-		-		(2)		1

Net equity transactions		62,552		36,058		510,863		476,604		25,433		163,973		216,479		(27,120)

Net change in contract owners’ equity		88,373		27,523		702,407		507,871		354,568		498,290		626,853		439,616

Contract owners’ equity at beginning of period		278,934		251,411		671,660		163,789		1,923,520		1,425,230		1,992,710		1,553,094

Contract owners’ equity at end of period		$367,307		278,934		1,374,067		671,660		2,278,088		1,923,520		2,619,563		1,992,710

CHANGE IN UNITS:

Beginning units		28,537		24,866		35,776		9,892		54,157		49,726		39,106		40,018

Units purchased		10,630		4,798		39,778		28,471		20,197		9,788		13,850		11,236

Units redeemed		(4,703)		(1,127)		(15,236)		(2,587)		(19,892)		(5,357)		(10,089)		(12,148)

Ending units		34,464		28,537		60,318		35,776		54,462		54,157		42,867		39,106

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVGS4				AMVGW4				AMVHI4				AMVI4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$478		1,827		8,014		4,760		42,481		94,442		5,103		4,187

Realized gain (loss) on investments		(6,597)		(56,005)		30,073		4,084		32,465		77,330		(8,748)		(47,870)

Change in unrealized gain (loss) on investments		35,025		47,311		80,440		18,203		(21,757)		(18,323)		104,336		62,594

Reinvested capital gains		5,658		7,906		14,582		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		34,564		1,039		133,109		27,047		53,189		153,449		100,691		18,911

Equity transactions:

Purchase payments received from contract owners (note 4)		(601)		7,174		(1,254)		-		122,333		28,474		-		-

Transfers between subaccounts, net		21,860		9,414		438,022		100,744		(969,342)		(389,901)		(16,145)		(134,037)

Redemptions (notes 2, 3, and 4)		(39,280)		(1,970)		(100,520)		(2,736)		(54,093)		(89,220)		(11,884)		(22,627)

Adjustments to maintain reserves		1		2		-		-		2		2		(1)		-

Net equity transactions		(18,020)		14,620		336,248		98,008		(901,100)		(450,645)		(28,030)		(156,664)

Net change in contract owners’ equity		16,544		15,659		469,357		125,055		(847,911)		(297,196)		72,661		(137,753)

Contract owners’ equity at beginning of period		243,416		227,757		344,798		219,743		1,634,922		1,932,118		404,123		541,876

Contract owners’ equity at end of period		$259,960		243,416		814,155		344,798		787,011		1,634,922		476,784		404,123

CHANGE IN UNITS:

Beginning units		18,499		17,675		21,101		15,290		98,412		127,218		27,333		37,724

Units purchased		4,074		6,029		29,058		6,777		165,830		174,856		241		833

Units redeemed		(5,293)		(5,205)		(10,127)		(966)		(220,352)		(203,662)		(2,063)		(11,224)

Ending units		17,280		18,499		40,032		21,101		43,890		98,412		25,511		27,333

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVIG4				AMVM4				AMVNW4				AMVUA4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$31,324		20,657		4,440		3,014		43,841		37,168		39,224		27,612

Realized gain (loss) on investments		(45,583)		(7,510)		(6,359)		(6,612)		(35,194)		(120,948)		6,297		(8,858)

Change in unrealized gain (loss) on investments		388,855		3,436		(152)		(297)		846,278		221,953		24,609		(21,415)

Reinvested capital gains		-		-		-		-		171,416		11,870		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		374,596		16,583		(2,071)		(3,895)		1,026,341		150,043		70,130		(2,661)

Equity transactions:

Purchase payments received from contract owners (note 4)		-		171,195		-		-		181,461		234,931		13,265		22,725

Transfers between subaccounts, net		282,926		58,345		60,944		(315,277)		1,092,909		589,801		279,828		325,682

Redemptions (notes 2, 3, and 4)		(79,767)		(7,563)		(8,993)		(3,114)		(319,972)		(91,212)		(185,276)		(23,906)

Adjustments to maintain reserves		2		1		(1)		(2)		-		(1)		-		(1)

Net equity transactions		203,161		221,978		51,950		(318,393)		954,398		733,519		107,817		324,500

Net change in contract owners’ equity		577,757		238,561		49,879		(322,288)		1,980,739		883,562		177,947		321,839

Contract owners’ equity at beginning of period		893,958		655,397		68,426		390,714		3,398,086		2,514,524		768,110		446,271

Contract owners’ equity at end of period		$1,471,715		893,958		118,305		68,426		5,378,825		3,398,086		946,057		768,110

CHANGE IN UNITS:

Beginning units		74,447		56,276		6,091		34,900		193,362		152,144		71,522		41,739

Units purchased		24,076		19,174		40,370		225		72,708		78,950		47,455		45,330

Units redeemed		(7,799)		(1,003)		(36,739)		(29,034)		(26,813)		(37,732)		(37,060)		(15,547)

Ending units		90,724		74,447		9,722		6,091		239,257		193,362		81,917		71,522

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AVPAP2				AVRBP2				BRVED3				BRVHY3
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$9,907		6,738		4,367		3,139		3,741		3,862		59,311		43,369

Realized gain (loss) on investments		301		493		(88)		(130)		(369)		(2,727)		653		1,611

Change in unrealized gain (loss) on investments		8,644		35,467		22,041		21,406		12,038		3,628		16,800		2,576

Reinvested capital gains		23,537		4,813		-		-		18,672		12,207		2,051		-

Net increase (decrease) in contract owners’ equity resulting from operations		42,389		47,511		26,320		24,415		34,082		16,970		78,815		47,556

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		15,172		20,851		-		-		95,693		45,957

Transfers between subaccounts, net		-		-		43,540		-		39,335		-		14,335		(48,298)

Redemptions (notes 2, 3, and 4)		(8,194)		(7,254)		(1,167)		(865)		(5,246)		(32,822)		(6,901)		(4,907)

Adjustments to maintain reserves		-		-		-		-		(1)		1		(3,264)		211

Net equity transactions		(8,194)		(7,254)		57,545		19,986		34,088		(32,821)		99,863		(7,037)

Net change in contract owners’ equity		34,195		40,257		83,865		44,401		68,170		(15,851)		178,678		40,519

Contract owners’ equity at beginning of period		365,101		324,844		197,874		153,473		157,479		173,330		772,922		732,403

Contract owners’ equity at end of period		$399,296		365,101		281,739		197,874		225,649		157,479		951,600		772,922

CHANGE IN UNITS:

Beginning units		19,601		19,990		10,551		9,328		4,281		5,169		39,149		40,010

Units purchased		-		-		3,200		1,274		919		-		5,501		10,170

Units redeemed		(405)		(389)		(174)		(51)		(144)		(888)		(465)		(11,031)

Ending units		19,196		19,601		13,577		10,551		5,056		4,281		44,185		39,149

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	BRVTR3				BVLCC3				BVLCV3				BVLFG3
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$35,966		26,209		550		869		518		83		-		-

Realized gain (loss) on investments		(22,999)		(4,945)		1,498		1,259		(1)		3		86,684		237,656

Change in unrealized gain (loss) on investments		47,104		(13,396)		13,100		12,348		(2,207)		(99)		(106,298)		(61,254)

Reinvested capital gains		980		-		26,713		20,368		3,287		868		81,678		62,037

Net increase (decrease) in contract owners’ equity resulting from operations		61,051		7,868		41,861		34,844		1,597		855		62,064		238,439

Equity transactions:

Purchase payments received from contract owners (note 4)		43,035		160,396		-		55,727		-		-		83,457		143,816

Transfers between subaccounts, net		237,869		185,040		-		8,471		44,250		-		(387,930)		(539,590)

Redemptions (notes 2, 3, and 4)		(112,074)		(23,885)		(5,651)		(4,739)		(73)		(78)		(19,280)		(51,902)

Adjustments to maintain reserves		(2,433)		1,285		(1)		-		2		(1)		(3)		1

Net equity transactions		166,397		322,836		(5,652)		59,459		44,179		(79)		(323,756)		(447,675)

Net change in contract owners’ equity		227,448		330,704		36,209		94,303		45,776		776		(261,692)		(209,236)

Contract owners’ equity at beginning of period		723,639		392,935		217,595		123,292		6,087		5,311		800,444		1,009,680

Contract owners’ equity at end of period		$951,087		723,639		253,804		217,595		51,863		6,087		538,752		800,444

CHANGE IN UNITS:

Beginning units		58,802		32,292		4,012		2,844		149		151		10,995		18,223

Units purchased		29,029		28,512		4		1,264		926		-		2,653		10,542

Units redeemed		(16,006)		(2,002)		(107)		(96)		(2)		(2)		(7,010)		(17,770)

Ending units		71,825		58,802		3,909		4,012		1,073		149		6,638		10,995

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MLVGA3				DSIF				DSRG				DVSCS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$65,056		17,793		5,382		6,494		510		965		34,021		15,336

Realized gain (loss) on investments		1,645		(11,164)		12,129		95,165		88,161		845		(39,635)		11,756

Change in unrealized gain (loss) on investments		27,356		(2,134)		62,321		5,263		(64,581)		51,817		(143,201)		114,232

Reinvested capital gains		157,430		96,268		38,137		43,825		16,285		1,149		258,977		30,044

Net increase (decrease) in contract owners’ equity resulting from operations		251,487		100,763		117,969		150,747		40,375		54,776		110,162		171,368

Equity transactions:

Purchase payments received from contract owners (note 4)		127,605		158,138		43,417		42,288		31,535		-		41,078		20,564

Transfers between subaccounts, net		153,400		16,929		(22,182)		104,077		(249,647)		230,508		(106,286)		1,305,722

Redemptions (notes 2, 3, and 4)		(104,153)		(83,902)		(86,959)		(99,803)		(241,537)		(1,571)		(175,281)		(124,954)

Adjustments to maintain reserves		1		(2)		-		(1)		(1)		-		-		(1)

Net equity transactions		176,853		91,163		(65,724)		46,561		(459,650)		228,937		(240,489)		1,201,331

Net change in contract owners’ equity		428,340		191,926		52,245		197,308		(419,275)		283,713		(130,327)		1,372,699

Contract owners’ equity at beginning of period		1,222,521		1,030,595		735,632		538,324		419,275		135,562		2,741,450		1,368,751

Contract owners’ equity at end of period		$1,650,861		1,222,521		787,877		735,632		-		419,275		2,611,123		2,741,450

CHANGE IN UNITS:

Beginning units		56,779		52,138		19,936		18,141		6,311		2,548		50,459		27,198

Units purchased		15,318		9,905		3,778		36,106		587		3,863		4,847		31,546

Units redeemed		(7,941)		(5,264)		(5,502)		(34,311)		(6,898)		(100)		(9,689)		(8,285)

Ending units		64,156		56,779		18,212		19,936		-		6,311		45,617		50,459

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	CVN1IF				CVSBF				CLVGT2				CLVLV1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$959		-		14,409		14,026		-		-		-		-

Realized gain (loss) on investments		49,610		1,495		11,239		2,092		(46,120)		(89,604)		69,318		4,097

Change in unrealized gain (loss) on investments		3,784		(3,784)		26,973		91,308		496,070		471,416		(35,417)		32,953

Reinvested capital gains		5,628		-		47,267		14,451		222,190		145,713		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		59,981		(2,289)		99,888		121,877		672,140		527,525		33,901		37,050

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		111,227		122,221		75,855		21,069		-

Transfers between subaccounts, net		(369,517)		315,734		(90,265)		75,320		(4,173)		(587,347)		(204,207)		(18,030)

Redemptions (notes 2, 3, and 4)		(3,870)		(39)		(24,611)		(12,510)		(344,989)		(5,897)		(1,158)		(2,300)

Adjustments to maintain reserves		-		-		-		-		-		-		(1)		-

Net equity transactions		(373,387)		315,695		(114,876)		174,037		(226,941)		(517,389)		(184,297)		(20,330)

Net change in contract owners’ equity		(313,406)		313,406		(14,988)		295,914		445,199		10,136		(150,396)		16,720

Contract owners’ equity at beginning of period		313,406		-		926,032		630,118		2,197,506		2,187,370		312,633		295,913

Contract owners’ equity at end of period		$-		313,406		911,044		926,032		2,642,705		2,197,506		162,237		312,633

CHANGE IN UNITS:

Beginning units		29,487		-		39,741		32,156		12,119		15,269		7,707		8,233

Units purchased		4,004		38,215		-		8,366		774		1,571		1,953		-

Units redeemed		(33,491)		(8,728)		(4,731)		(781)		(2,047)		(4,721)		(6,542)		(526)

Ending units		-		29,487		35,010		39,741		10,846		12,119		3,118		7,707

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	CLVSI2				CLVSV1				CSCRS				DFVEA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$17,038		18,742		-		-		5,541		1,647		226,773		166,476

Realized gain (loss) on investments		2,553		(18,452)		2,959		58,220		(3,920)		(122)		53,419		556,565

Change in unrealized gain (loss) on investments		7,619		21,325		3,753		(17,989)		5,041		1,133		1,765,195		303,754

Reinvested capital gains		-		-		-		-		-		-		155,969		119,629

Net increase (decrease) in contract owners’ equity resulting from operations		27,210		21,615		6,712		40,231		6,662		2,658		2,201,356		1,146,424

Equity transactions:

Purchase payments received from contract owners (note 4)		(135)		1		69,933		30,543		-		-		352,423		961,344

Transfers between subaccounts, net		12,591		(411,044)		(6,142)		7,829		10,747		(720)		886,470		710,105

Redemptions (notes 2, 3, and 4)		(69,354)		(95,749)		(14,190)		(224,690)		(8,548)		(3,053)		(307,545)		(158,719)

Adjustments to maintain reserves		(1)		-		-		1		-		-		1		(1)

Net equity transactions		(56,899)		(506,792)		49,601		(186,317)		2,199		(3,773)		931,349		1,512,729

Net change in contract owners’ equity		(29,689)		(485,177)		56,313		(146,086)		8,861		(1,115)		3,132,705		2,659,153

Contract owners’ equity at beginning of period		405,563		890,740		122,455		268,541		53,776		54,891		10,336,054		7,676,901

Contract owners’ equity at end of period		$375,874		405,563		178,768		122,455		62,637		53,776		13,468,759		10,336,054

CHANGE IN UNITS:

Beginning units		30,705		70,477		3,727		9,312		7,172		7,674		544,567		464,369

Units purchased		4,270		4,191		2,124		2,157		16,277		202		67,959		288,405

Units redeemed		(8,420)		(43,963)		(746)		(7,742)		(16,207)		(704)		(19,423)		(208,207)

Ending units		26,555		30,705		5,105		3,727		7,242		7,172		593,103		544,567

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DFVGB				DFVGMI				DFVIS				DFVIV
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$150,061		167,714		115,982		123,084		111,660		73,512		235,557		159,086

Realized gain (loss) on investments		(40,905)		(11,083)		507,340		307,918		(77,435)		40,349		188,135		121,174

Change in unrealized gain (loss) on investments		37,708		(13,038)		153,600		142,635		722,665		(98,576)		1,311,137		(137,076)

Reinvested capital gains		-		-		48,763		29,139		144,116		61,949		181,075		87,174

Net increase (decrease) in contract owners’ equity resulting from operations		146,864		143,593		825,685		602,776		901,006		77,234		1,915,904		230,358

Equity transactions:

Purchase payments received from contract owners (note 4)		53,170		46,223		158,527		300,931		383,809		284,038		328,466		143,811

Transfers between subaccounts, net		785,106		1,067,418		(561,208)		(552,895)		324,990		(37,703)		403,239		201,617

Redemptions (notes 2, 3, and 4)		(622,112)		(90,964)		(252,218)		(688,410)		(143,482)		(158,321)		(321,243)		(136,465)

Adjustments to maintain reserves		(5)		2		2		(1)		-		1		1		(1)

Net equity transactions		216,159		1,022,679		(654,897)		(940,375)		565,317		88,015		410,463		208,962

Net change in contract owners’ equity		363,023		1,166,272		170,788		(337,599)		1,466,323		165,249		2,326,367		439,320

Contract owners’ equity at beginning of period		3,640,984		2,474,712		5,172,475		5,510,074		2,512,938		2,347,689		4,190,334		3,751,014

Contract owners’ equity at end of period		$4,004,007		3,640,984		5,343,263		5,172,475		3,979,261		2,512,938		6,516,701		4,190,334

CHANGE IN UNITS:

Beginning units		312,662		223,392		268,305		319,284		153,247		148,261		267,435		254,610

Units purchased		123,558		105,944		112,815		79,410		70,944		37,859		105,659		70,710

Units redeemed		(105,896)		(16,674)		(138,837)		(130,389)		(46,601)		(32,873)		(86,803)		(57,885)

Ending units		330,324		312,662		242,283		268,305		177,590		153,247		286,291		267,435

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DFVSTF				DFVULV				DFVUTV				ETVFR
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$206,991		224,857		107,912		93,285		91,871		65,731		114,979		158,272

Realized gain (loss) on investments		5,044		2,036		90,645		227,123		(27,843)		170,783		5,201		5,763

Change in unrealized gain (loss) on investments		(17,310)		(15,275)		285,183		(303,465)		(74,390)		(218,191)		(54,716)		(15,529)

Reinvested capital gains		-		-		382,382		529,357		478,465		385,587		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		194,725		211,618		866,122		546,300		468,103		403,910		65,464		148,506

Equity transactions:

Purchase payments received from contract owners (note 4)		390,157		223,302		201,710		132,989		470,837		76,629		(3)		6,923

Transfers between subaccounts, net		179,312		1,124,268		846,184		346,598		280,745		700,422		(173,659)		(295,615)

Redemptions (notes 2, 3, and 4)		(270,686)		(99,126)		(246,566)		(150,568)		(415,345)		(706,901)		(66,625)		(31,227)

Adjustments to maintain reserves		-		-		(2)		2		-		1		(2)		(1)

Net equity transactions		298,783		1,248,444		801,326		329,021		336,237		70,151		(240,289)		(319,920)

Net change in contract owners’ equity		493,508		1,460,062		1,667,448		875,321		804,340		474,061		(174,825)		(171,414)

Contract owners’ equity at beginning of period		4,898,758		3,438,696		5,155,697		4,280,376		5,484,153		5,010,092		2,066,999		2,238,413

Contract owners’ equity at end of period		$5,392,266		4,898,758		6,823,145		5,155,697		6,288,493		5,484,153		1,892,174		2,066,999

CHANGE IN UNITS:

Beginning units		430,840		318,213		214,095		201,030		219,880		216,675		117,621		137,158

Units purchased		101,588		145,572		63,283		49,234		66,847		64,798		81,198		8,026

Units redeemed		(76,741)		(32,945)		(32,145)		(36,169)		(54,720)		(61,593)		(95,242)		(27,563)

Ending units		455,687		430,840		245,233		214,095		232,007		219,880		103,577		117,621

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FHIB				FVK2S				FVU2				FB2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$13,857		40,431		-		4,303		33,398		26,470		30,819		22,908

Realized gain (loss) on investments		10,451		7,476		(1,583)		(420)		5,680		(3,641)		9,339		7,993

Change in unrealized gain (loss) on investments		(4,053)		(23,718)		1,139		79,455		9,592		120,513		129,535		103,308

Reinvested capital gains		-		-		82,240		20,067		20,375		-		85,725		35,166

Net increase (decrease) in contract owners’ equity resulting from operations		20,255		24,189		81,796		103,405		69,045		143,342		255,418		169,375

Equity transactions:

Purchase payments received from contract owners (note 4)		32,955		21,454		-		399		-		1		79,368		211,910

Transfers between subaccounts, net		(144,787)		(277,917)		12,063		-		(357,216)		613,187		348,570		122,303

Redemptions (notes 2, 3, and 4)		(853)		(5,271)		(6,914)		(2,719)		(17,725)		(83,979)		(32,548)		(16,959)

Adjustments to maintain reserves		-		(1)		(1)		-		(1)		(1)		1		(2)

Net equity transactions		(112,685)		(261,735)		5,148		(2,320)		(374,942)		529,208		395,391		317,252

Net change in contract owners’ equity		(92,430)		(237,546)		86,944		101,085		(305,897)		672,550		650,809		486,627

Contract owners’ equity at beginning of period		358,194		595,740		717,192		616,107		1,163,355		490,805		1,457,958		971,331

Contract owners’ equity at end of period		$265,764		358,194		804,136		717,192		857,458		1,163,355		2,108,767		1,457,958

CHANGE IN UNITS:

Beginning units		11,085		19,593		17,285		17,340		31,128		15,176		39,103		30,123

Units purchased		993		4,931		291		13		40		19,487		11,713		11,168

Units redeemed		(4,479)		(13,439)		(158)		(68)		(9,732)		(3,535)		(1,616)		(2,188)

Ending units		7,599		11,085		17,418		17,285		21,436		31,128		49,200		39,103

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FC2				FDSCS2				FEI2				FEMS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		901		7,672		6,097		11,734		8,281		4,787		228

Realized gain (loss) on investments		109,907		60,773		(1,209)		(1,697)		36,640		70,573		7,069		(1)

Change in unrealized gain (loss) on investments		(386,744)		324,806		94,612		83,556		14,816		43,593		20,144		(457)

Reinvested capital gains		1,082,594		451,613		66,965		4,578		39,540		35,932		2,620		-

Net increase (decrease) in contract owners’ equity resulting from operations		805,757		838,093		168,040		92,534		102,730		158,379		34,620		(230)

Equity transactions:

Purchase payments received from contract owners (note 4)		382,889		483,064		127,921		106,555		126,779		9,887		68,909		-

Transfers between subaccounts, net		2,466,805		268,082		156,641		365,514		168,487		(969,243)		266,429		20,250

Redemptions (notes 2, 3, and 4)		(83,269)		(69,548)		(49,915)		(33,697)		(140,915)		(12,285)		(4,183)		(52)

Adjustments to maintain reserves		1		(1)		-		-		1		-		-		-

Net equity transactions		2,766,426		681,597		234,647		438,372		154,352		(971,641)		331,155		20,198

Net change in contract owners’ equity		3,572,183		1,519,690		402,687		530,906		257,082		(813,262)		365,775		19,968

Contract owners’ equity at beginning of period		3,925,101		2,405,411		801,751		270,845		521,727		1,334,989		19,968		-

Contract owners’ equity at end of period		$7,497,284		3,925,101		1,204,438		801,751		778,809		521,727		385,743		19,968

CHANGE IN UNITS:

Beginning units		63,907		52,264		19,599		7,718		12,721		37,451		1,911		-

Units purchased		55,072		23,981		6,798		14,887		9,064		7,064		26,377		1,916

Units redeemed		(18,258)		(12,338)		(1,251)		(3,006)		(5,794)		(31,794)		(2,063)		(5)

Ending units		100,721		63,907		25,146		19,599		15,991		12,721		26,225		1,911

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FG2				FGI2				FGO2				FHI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,731		-		8,556		4,275		-		-		4,814		5,299

Realized gain (loss) on investments		75,747		135,057		33,965		7,568		332,200		458,859		3,392		1,369

Change in unrealized gain (loss) on investments		(66,470)		(155,400)		(24,900)		482		(76,473)		145,094		(73)		79

Reinvested capital gains		460,048		552,110		58,549		22,441		21,831		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		471,056		531,767		76,170		34,766		277,558		603,953		8,133		6,747

Equity transactions:

Purchase payments received from contract owners (note 4)		376,087		89,217		178,335		-		239,930		94,853		-		-

Transfers between subaccounts, net		467,136		462,210		185,895		190,404		(261,248)		(1,175,112)		5,051		17,294

Redemptions (notes 2, 3, and 4)		(192,586)		(38,537)		(107,150)		(4,970)		(126,679)		(41,800)		(18,698)		(3,764)

Adjustments to maintain reserves		-		1		-		-		1		(1)		-		2

Net equity transactions		650,637		512,891		257,080		185,434		(147,996)		(1,122,060)		(13,647)		13,532

Net change in contract owners’ equity		1,121,693		1,044,658		333,250		220,200		129,562		(518,107)		(5,514)		20,279

Contract owners’ equity at beginning of period		2,559,724		1,515,066		351,083		130,883		1,685,885		2,203,992		86,807		66,528

Contract owners’ equity at end of period		$3,681,417		2,559,724		684,333		351,083		1,815,447		1,685,885		81,293		86,807

CHANGE IN UNITS:

Beginning units		30,644		23,592		6,564		2,984		16,171		29,293		4,666		3,884

Units purchased		14,369		15,630		7,838		4,549		6,328		4,208		2,025		2,172

Units redeemed		(6,559)		(8,578)		(3,846)		(969)		(8,182)		(17,330)		(2,730)		(1,390)

Ending units		38,454		30,644		10,556		6,564		14,317		16,171		3,961		4,666

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FIGBP2				FMC2				FNRS2				FO2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$185,846		126,585		1,963		2,513		5,348		5,953		5,373		5,477

Realized gain (loss) on investments		(1,506)		(62,498)		3,530		1,755		9,423		17,945		93,312		6,413

Change in unrealized gain (loss) on investments		143,954		(6,202)		(6,608)		(29,004)		20,087		(3,608)		29,813		(42,492)

Reinvested capital gains		-		-		88,959		90,501		-		-		35,516		19,688

Net increase (decrease) in contract owners’ equity resulting from operations		328,294		57,885		87,844		65,765		34,858		20,290		164,014		(10,914)

Equity transactions:

Purchase payments received from contract owners (note 4)		194,054		783,560		170		13,733		(2,144)		246,344		122		-

Transfers between subaccounts, net		712,665		802,552		71,956		356,592		(313,680)		(74,465)		(185,663)		284,355

Redemptions (notes 2, 3, and 4)		(299,298)		(425,644)		(58,489)		(11,047)		(12,330)		(18,495)		(15,713)		(4,170)

Adjustments to maintain reserves		2		(1)		1		1		1		1		-		(1)

Net equity transactions		607,423		1,160,467		13,638		359,279		(328,153)		153,385		(201,254)		280,184

Net change in contract owners’ equity		935,717		1,218,352		101,482		425,044		(293,295)		173,675		(37,240)		269,270

Contract owners’ equity at beginning of period		4,655,990		3,437,638		737,860		312,816		496,986		323,311		420,433		151,163

Contract owners’ equity at end of period		$5,591,707		4,655,990		839,342		737,860		203,691		496,986		383,193		420,433

CHANGE IN UNITS:

Beginning units		338,825		253,913		20,612		10,239		16,111		10,902		19,250		7,254

Units purchased		72,832		133,098		2,721		10,869		5,119		9,602		40,355		16,220

Units redeemed		(31,105)		(48,186)		(2,302)		(496)		(15,246)		(4,393)		(44,991)		(4,224)

Ending units		380,552		338,825		21,031		20,612		5,984		16,111		14,614		19,250

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FRESS2				FV2				FVFI2				FVFRHI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,948		7,875		5,629		11,052		3,684		5,203		153,292		71,732

Realized gain (loss) on investments		(7)		(3,685)		10,298		19,314		(3,031)		(3,232)		(9,158)		(2,150)

Change in unrealized gain (loss) on investments		1,738		7,593		(7,967)		(30,380)		12,539		5,558		(30,439)		(5,131)

Reinvested capital gains		92		-		38,923		96,847		42		90		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,771		11,783		46,883		96,833		13,234		7,619		113,695		64,451

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		70,593		43,966		-		-		31,271		83,765

Transfers between subaccounts, net		-		(26,313)		86,692		(9,215)		(37,584)		(31,657)		1,076,603		696,062

Redemptions (notes 2, 3, and 4)		(611)		(602)		(178,800)		(503,063)		(3,986)		(4,170)		(158,423)		(16,553)

Adjustments to maintain reserves		-		2		-		-		1		-		3		(2)

Net equity transactions		(611)		(26,913)		(21,515)		(468,312)		(41,569)		(35,827)		949,454		763,272

Net change in contract owners’ equity		5,160		(15,130)		25,368		(371,479)		(28,335)		(28,208)		1,063,149		827,723

Contract owners’ equity at beginning of period		199,972		215,102		468,358		839,837		144,950		173,158		1,108,195		280,472

Contract owners’ equity at end of period		$205,132		199,972		493,726		468,358		116,615		144,950		2,171,344		1,108,195

CHANGE IN UNITS:

Beginning units		7,804		8,919		10,105		20,128		10,764		13,399		94,730		26,014

Units purchased		-		494		3,381		3,186		8		-		137,889		79,022

Units redeemed		(24)		(1,609)		(3,885)		(13,209)		(2,850)		(2,635)		(56,394)		(10,306)

Ending units		7,780		7,804		9,601		10,105		7,922		10,764		176,225		94,730

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVICA2				FVSIS2				FVSS2				FEOVF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$9,385		9,427		72,503		74,599		5,586		5,485		49,493		16,860

Realized gain (loss) on investments		400,428		(7,030)		(25,338)		(20,825)		(71,303)		6,228		67,403		2,105

Change in unrealized gain (loss) on investments		(58,418)		73,459		114,115		51,829		41,976		(59,526)		17,653		(38,886)

Reinvested capital gains		10,517		-		-		-		31,418		89,862		356,236		6,665

Net increase (decrease) in contract owners’ equity resulting from operations		361,912		75,856		161,280		105,603		7,677		42,049		490,785		(13,256)

Equity transactions:

Purchase payments received from contract owners (note 4)		174,490		553,037		60,760		186,133		11,090		52		50,573		545

Transfers between subaccounts, net		(1,349,230)		379,913		(295,436)		1,004,373		(115,339)		719,479		1,848,024		660,199

Redemptions (notes 2, 3, and 4)		(178,205)		(46,703)		(90,139)		(88,829)		(15,303)		(8,193)		(159,930)		(7,476)

Adjustments to maintain reserves		2		(1)		-		-		-		-		-		(1)

Net equity transactions		(1,352,943)		886,246		(324,815)		1,101,677		(119,552)		711,338		1,738,667		653,267

Net change in contract owners’ equity		(991,031)		962,102		(163,535)		1,207,280		(111,875)		753,387		2,229,452		640,011

Contract owners’ equity at beginning of period		2,043,079		1,080,977		2,166,028		958,748		853,512		100,125		950,612		310,601

Contract owners’ equity at end of period		$1,052,048		2,043,079		2,002,493		2,166,028		741,637		853,512		3,180,064		950,612

CHANGE IN UNITS:

Beginning units		67,272		38,413		131,229		61,443		66,868		8,563		34,149		11,838

Units purchased		10,961		37,673		24,552		82,900		11,402		61,576		67,794		24,464

Units redeemed		(48,966)		(8,814)		(44,046)		(13,114)		(24,322)		(3,271)		(18,839)		(2,153)

Ending units		29,267		67,272		111,735		131,229		53,948		66,868		83,104		34,149

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVGI2				FTVGR2				FTVIS2				FTVMS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		947		865		23,252		19,080		315		288

Realized gain (loss) on investments		(72)		(15,870)		1,360		(47,415)		(15,025)		(657)		(11)		(27)

Change in unrealized gain (loss) on investments		2,020		5,457		3,121		40,970		39,965		7,338		(174)		942

Reinvested capital gains		-		-		-		-		4,887		1,563		1,554		299

Net increase (decrease) in contract owners’ equity resulting from operations		1,948		(10,413)		5,428		(5,580)		53,079		27,324		1,684		1,502

Equity transactions:

Purchase payments received from contract owners (note 4)		2		-		-		-		(47)		499		-		2

Transfers between subaccounts, net		(66)		(233,790)		(9,358)		(194,387)		(79,110)		71,567		-		-

Redemptions (notes 2, 3, and 4)		(1,177)		(1,592)		(575)		(2,002)		(17,424)		(3,916)		(177)		(197)

Adjustments to maintain reserves		1		-		-		1		-		1		-		(1)

Net equity transactions		(1,240)		(235,382)		(9,933)		(196,388)		(96,581)		68,151		(177)		(196)

Net change in contract owners’ equity		708		(245,795)		(4,505)		(201,968)		(43,502)		95,475		1,507		1,306

Contract owners’ equity at beginning of period		12,431		258,226		64,902		266,870		449,676		354,201		14,693		13,387

Contract owners’ equity at end of period		$13,139		12,431		60,397		64,902		406,174		449,676		16,200		14,693

CHANGE IN UNITS:

Beginning units		886		16,318		2,544		10,427		12,725		10,745		388		393

Units purchased		484		-		80		1,547		260		2,095		-		-

Units redeemed		(561)		(15,432)		(431)		(9,430)		(2,773)		(115)		(5)		(5)

Ending units		809		886		2,193		2,544		10,212		12,725		383		388

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVRD2				FTVSI2				FTVUG2				GVFRB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$4,653		6,195		45,085		12,456		35,420		949		119,869		180,691

Realized gain (loss) on investments		8,638		332		(12,285)		(5,888)		(10,844)		(1,431)		(6,182)		39,917

Change in unrealized gain (loss) on investments		2,315		27,503		30,717		2,850		938		(609)		(96,483)		(55,854)

Reinvested capital gains		55,740		29,474		10		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		71,346		63,504		63,527		9,418		25,514		(1,091)		17,204		164,754

Equity transactions:

Purchase payments received from contract owners (note 4)		(34)		52,962		(13)		334		-		-		14		22,952

Transfers between subaccounts, net		30,006		(1,017)		107,064		492,158		68,356		42,570		(1,551,418)		156,872

Redemptions (notes 2, 3, and 4)		(140,147)		(4,482)		(89,498)		(6,884)		(11,222)		(26,391)		(123,072)		(82,933)

Adjustments to maintain reserves		-		-		(1)		(1)		-		-		2		-

Net equity transactions		(110,175)		47,463		17,552		485,607		57,134		16,179		(1,674,474)		96,891

Net change in contract owners’ equity		(38,829)		110,967		81,079		495,025		82,648		15,088		(1,657,270)		261,645

Contract owners’ equity at beginning of period		672,992		562,025		805,944		310,919		46,211		31,123		2,699,025		2,437,380

Contract owners’ equity at end of period		$634,163		672,992		887,023		805,944		128,859		46,211		1,041,755		2,699,025

CHANGE IN UNITS:

Beginning units		24,902		23,039		37,890		15,205		3,568		2,436		176,557		170,328

Units purchased		1,818		2,556		5,788		24,838		139,353		16,760		16,132		40,797

Units redeemed		(5,732)		(693)		(4,793)		(2,153)		(133,596)		(15,628)		(126,893)		(34,568)

Ending units		20,988		24,902		38,885		37,890		9,325		3,568		65,796		176,557

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVR2XS				GVTRBE				RAF				RBF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,321		286		138,169		99,871		3,691		-		-		-

Realized gain (loss) on investments		(16,787)		26,553		(85,507)		(45,789)		(16,290)		-		69		24

Change in unrealized gain (loss) on investments		19,775		(19,876)		187,286		27,352		-		-		5,683		(1,688)

Reinvested capital gains		-		430		-		-		-		-		1,159		2,146

Net increase (decrease) in contract owners’ equity resulting from operations		6,309		7,393		239,948		81,434		(12,599)		-		6,911		482

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		450,286		31,377		8,175		-		-		(1)

Transfers between subaccounts, net		5,893		8,095		693,293		639,852		4,543		-		-		(809)

Redemptions (notes 2, 3, and 4)		(914)		(1,547)		(332,097)		(226,846)		(120)		-		(1,126)		(215)

Adjustments to maintain reserves		-		(1)		-		1		1		-		-		-

Net equity transactions		4,979		6,547		811,482		444,384		12,599		-		(1,126)		(1,025)

Net change in contract owners’ equity		11,288		13,940		1,051,430		525,818		-		-		5,785		(543)

Contract owners’ equity at beginning of period		61,127		47,187		2,830,665		2,304,847		-		-		23,420		23,963

Contract owners’ equity at end of period		$72,415		61,127		3,882,095		2,830,665		-		-		29,205		23,420

CHANGE IN UNITS:

Beginning units		2,629		2,223		182,134		152,890		-		-		377		380

Units purchased		20,450		15,133		79,700		58,214		669,384		-		-		1,979

Units redeemed		(20,300)		(14,727)		(29,434)		(28,970)		(669,384)		-		(16)		(1,982)

Ending units		2,779		2,629		232,400		182,134		-		-		361		377

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RBKF				RBMF				RELF				RENF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		139		-		-		-		-		1		-

Realized gain (loss) on investments		(9,746)		2		11,800		-		(37,700)		134,118		(664)		1,784

Change in unrealized gain (loss) on investments		1,504		(1,504)		186		-		47,247		(51,247)		5		-

Reinvested capital gains		-		-		-		-		26,158		11,310		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(8,242)		(1,363)		11,986		-		35,705		94,181		(658)		1,784

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		54,925		81,556		-		-

Transfers between subaccounts, net		(20,872)		31,747		28,804		-		17,219		(70,099)		720		(1,762)

Redemptions (notes 2, 3, and 4)		(1,204)		(66)		(824)		-		(324,496)		(20,246)		-		(21)

Adjustments to maintain reserves		-		-		-		-		1		(1)		-		-

Net equity transactions		(22,076)		31,681		27,980		-		(252,351)		(8,790)		720		(1,783)

Net change in contract owners’ equity		(30,318)		30,318		39,966		-		(216,646)		85,391		62		1

Contract owners’ equity at beginning of period		30,318		-		-		-		350,349		264,958		15		14

Contract owners’ equity at end of period		$-		30,318		39,966		-		133,703		350,349		77		15

CHANGE IN UNITS:

Beginning units		2,327		-		-		-		3,601		3,163		1		1

Units purchased		10,621		2,332		6,167		-		1,408		8,667		229		6,881

Units redeemed		(12,948)		(5)		(5,277)		-		(4,038)		(8,229)		(226)		(6,881)

Ending units		-		2,327		890		-		971		3,601		4		1

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RESF				RFSF				RHCF				RHYS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		554		863		-		-		-		6,151

Realized gain (loss) on investments		(2,405)		1,834		5,252		18,404		(4,094)		907		3,206		(246)

Change in unrealized gain (loss) on investments		-		(1,127)		2,699		1,101		1,345		(1,372)		(471)		471

Reinvested capital gains		-		-		2,218		380		2,058		721		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(2,405)		707		10,723		20,748		(691)		256		2,735		6,376

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		-		-		-		-

Transfers between subaccounts, net		2,405		(14,765)		(6,346)		47,822		(4,572)		3,489		(283,533)		276,481

Redemptions (notes 2, 3, and 4)		-		(1,189)		(34)		(1,671)		(2,271)		(2,225)		(488)		(1,571)

Adjustments to maintain reserves		-		(1)		(1)		-		1		-		-		-

Net equity transactions		2,405		(15,955)		(6,381)		46,151		(6,842)		1,264		(284,021)		274,910

Net change in contract owners’ equity		-		(15,248)		4,342		66,899		(7,533)		1,520		(281,286)		281,286

Contract owners’ equity at beginning of period		-		15,248		105,842		38,943		27,155		25,635		281,286		-

Contract owners’ equity at end of period		$-		-		110,184		105,842		19,622		27,155		-		281,286

CHANGE IN UNITS:

Beginning units		-		2,496		4,183		1,882		548		518		19,462		-

Units purchased		13,373		97,174		1,605		9,642		2,665		241		6,171		22,787

Units redeemed		(13,373)		(99,670)		(1,857)		(7,341)		(2,866)		(211)		(25,633)		(3,325)

Ending units		-		-		3,931		4,183		347		548		-		19,462

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RINF				RJNF				RLCE				RLCJ
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		346		306		-		-		-		983

Realized gain (loss) on investments		(31,302)		2,830		554		(235)		-		6,133		-		(2,198)

Change in unrealized gain (loss) on investments		-		(1,004)		(771)		1,260		-		(5,996)		-		-

Reinvested capital gains		2,937		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(28,365)		1,826		129		1,331		-		137		-		(1,215)

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		15		-		-		-		-		22,291

Transfers between subaccounts, net		32,513		(30,688)		(159)		(6,091)		-		(43,077)		-		(21,074)

Redemptions (notes 2, 3, and 4)		(4,148)		(748)		(7,357)		-		-		(8,174)		-		(1)

Adjustments to maintain reserves		-		1		1		-		-		-		-		(1)

Net equity transactions		28,365		(31,435)		(7,500)		(6,091)		-		(51,251)		-		1,215

Net change in contract owners’ equity		-		(29,609)		(7,371)		(4,760)		-		(51,114)		-		-

Contract owners’ equity at beginning of period		-		29,609		7,371		12,131		-		51,114		-		-

Contract owners’ equity at end of period		$-		-		-		7,371		-		-		-		-

CHANGE IN UNITS:

Beginning units		-		496		1,556		2,994		-		3,571		-		-

Units purchased		9,041		4,466		20,834		6,330		-		567		-		1,890

Units redeemed		(9,041)		(4,962)		(22,390)		(7,768)		-		(4,138)		-		(1,890)

Ending units		-		-		-		1,556		-		-		-		-

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RLF				RMED				RMEK				RNF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		6		842		1,223		-		-		-		-

Realized gain (loss) on investments		2,111		1,486		(10,742)		(3,652)		-		(705)		-		4

Change in unrealized gain (loss) on investments		(762)		(1,805)		15,809		28,408		-		-		258		(1)

Reinvested capital gains		-		-		579		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,349		(313)		6,488		25,979		-		(705)		258		3

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		57,823		63,609		-		-		-		-

Transfers between subaccounts, net		(353)		(41,203)		62,558		(16,266)		-		705		9,817		(20)

Redemptions (notes 2, 3, and 4)		(7,414)		(13,774)		(146,367)		(3,881)		-		-		(6)		-

Adjustments to maintain reserves		-		(1)		-		1		-		-		-		-

Net equity transactions		(7,767)		(54,978)		(25,986)		43,463		-		705		9,811		(20)

Net change in contract owners’ equity		(6,418)		(55,291)		(19,498)		69,442		-		-		10,069		(17)

Contract owners’ equity at beginning of period		6,418		61,709		203,574		134,132		-		-		-		17

Contract owners’ equity at end of period		$-		6,418		184,076		203,574		-		-		10,069		-

CHANGE IN UNITS:

Beginning units		163		1,824		3,060		2,324		-		-		-		-

Units purchased		2,843		9,953		3,234		1,091		-		684		94		-

Units redeemed		(3,006)		(11,614)		(3,660)		(355)		-		(684)		-		-

Ending units		-		163		2,634		3,060		-		-		94		-

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ROF				RPMF				RREF				RRF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$270		2,917		1,816		792		761		612		-		-

Realized gain (loss) on investments		252,656		175,024		21,972		(20,320)		(28)		(33)		(2,611)		2,020

Change in unrealized gain (loss) on investments		(122,668)		99,017		52,503		17,610		639		1,708		(29)		-

Reinvested capital gains		49,113		27,001		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		179,371		303,959		76,291		(1,918)		1,372		2,287		(2,640)		2,020

Equity transactions:

Purchase payments received from contract owners (note 4)		174,651		128,184		47,476		-		-		-		-		-

Transfers between subaccounts, net		(771,167)		114,539		34,788		(210,524)		-		-		6,770		(2,014)

Redemptions (notes 2, 3, and 4)		(66,340)		(41,255)		(4,566)		(126,885)		(84)		(87)		(3)		(6)

Adjustments to maintain reserves		(1)		2		1		(1)		(1)		-		-		-

Net equity transactions		(662,857)		201,470		77,699		(337,410)		(85)		(87)		6,767		(2,020)

Net change in contract owners’ equity		(483,486)		505,429		153,990		(339,328)		1,287		2,200		4,127		-

Contract owners’ equity at beginning of period		1,651,912		1,146,483		45,305		384,633		47,670		45,470		-		-

Contract owners’ equity at end of period		$1,168,426		1,651,912		199,295		45,305		48,957		47,670		4,127		-

CHANGE IN UNITS:

Beginning units		12,708		10,928		2,742		25,170		2,068		2,072		-		-

Units purchased		5,244		10,025		8,628		2,680		-		-		690		730

Units redeemed		(10,401)		(8,245)		(6,494)		(25,108)		(3)		(4)		(615)		(730)

Ending units		7,551		12,708		4,876		2,742		2,065		2,068		75		-

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RTEC				RTEL				RTRF				RUGB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		9		-		-		12		617		188

Realized gain (loss) on investments		11,541		28,546		2,639		1,006		197		8		(14,993)		(382)

Change in unrealized gain (loss) on investments		25,666		305		-		-		(796)		64		(23)		(21)

Reinvested capital gains		36,835		11,862		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		74,042		40,713		2,648		1,006		(599)		84		(14,399)		(215)

Equity transactions:

Purchase payments received from contract owners (note 4)		5,501		19,781		-		-		-		-		-		-

Transfers between subaccounts, net		30,124		176,063		(2,494)		(1,006)		(4,974)		-		21,366		817

Redemptions (notes 2, 3, and 4)		(9,884)		(3,871)		(154)		-		(39)		(81)		(105)		(147)

Adjustments to maintain reserves		-		1		-		-		(1)		(1)		(1)		-

Net equity transactions		25,741		191,974		(2,648)		(1,006)		(5,014)		(82)		21,260		670

Net change in contract owners’ equity		99,783		232,687		-		-		(5,613)		2		6,861		455

Contract owners’ equity at beginning of period		273,216		40,529		-		-		5,613		5,611		455		-

Contract owners’ equity at end of period		$372,999		273,216		-		-		-		5,613		7,316		455

CHANGE IN UNITS:

Beginning units		3,207		590		-		-		131		133		37		-

Units purchased		1,638		5,487		2,834		6,735		1		-		27,774		13,335

Units redeemed		(1,362)		(2,870)		(2,834)		(6,735)		(132)		(2)		(27,232)		(13,298)

Ending units		3,483		3,207		-		-		-		131		579		37

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RUTL				RVARS				RVCMD				RVF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$611		728		636		2,126		774		725		-		-

Realized gain (loss) on investments		8,121		(436)		(2,105)		9		(16,151)		(11,136)		36,936		165,298

Change in unrealized gain (loss) on investments		(1,095)		(244)		1,395		(3,726)		(581)		20,772		37,571		(53,664)

Reinvested capital gains		-		-		-		-		-		-		27,140		-

Net increase (decrease) in contract owners’ equity resulting from operations		7,637		48		(74)		(1,591)		(15,958)		10,361		101,647		111,634

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		-		-		(2)		-

Transfers between subaccounts, net		(47,437)		89,816		(13,745)		756		17,044		(109,107)		(2,522)		(3,590)

Redemptions (notes 2, 3, and 4)		(3,099)		(1,794)		(1,368)		(178)		(218)		(46,053)		(13,071)		(18,137)

Adjustments to maintain reserves		1		2		-		1		(1)		2		2		(1)

Net equity transactions		(50,535)		88,024		(15,113)		579		16,825		(155,158)		(15,593)		(21,728)

Net change in contract owners’ equity		(42,898)		88,072		(15,187)		(1,012)		867		(144,797)		86,054		89,906

Contract owners’ equity at beginning of period		88,072		-		42,061		43,073		18,460		163,257		430,758		340,852

Contract owners’ equity at end of period		$45,174		88,072		26,874		42,061		19,327		18,460		516,812		430,758

CHANGE IN UNITS:

Beginning units		2,394		-		3,503		3,456		4,894		46,868		785		881

Units purchased		13,488		6,615		-		61		54,883		4,967		3,968		2,885

Units redeemed		(14,833)		(4,221)		(1,293)		(14)		(54,892)		(46,941)		(4,025)		(2,981)

Ending units		1,049		2,394		2,210		3,503		4,885		4,894		728		785

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVISC				RVLCG				RVLCV				RVLDD
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		97		4,282		4,432		-		-

Realized gain (loss) on investments		(1,911)		-		24,814		261		6,517		983		-		10,419

Change in unrealized gain (loss) on investments		-		-		76,613		34,727		25,235		28,107		-		(8,177)

Reinvested capital gains		-		-		88,228		676		16,781		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(1,911)		-		189,655		35,761		52,815		33,522		-		2,242

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		-		-		-		-

Transfers between subaccounts, net		1,911		-		464,480		-		(480)		-		-		(48,520)

Redemptions (notes 2, 3, and 4)		-		-		(46,397)		(1,943)		(24,314)		(17,009)		-		(81)

Adjustments to maintain reserves		-		-		1		-		(1)		-		-		1

Net equity transactions		1,911		-		418,084		(1,943)		(24,795)		(17,009)		-		(48,600)

Net change in contract owners’ equity		-		-		607,739		33,818		28,020		16,513		-		(46,358)

Contract owners’ equity at beginning of period		-		-		169,497		135,679		329,976		313,463		-		46,358

Contract owners’ equity at end of period		$-		-		777,236		169,497		357,996		329,976		-		-

CHANGE IN UNITS:

Beginning units		-		-		3,034		3,077		8,492		8,942		-		546

Units purchased		107,520		-		10,861		-		345		-		-		-

Units redeemed		(107,520)		-		(1,444)		(43)		(896)		(450)		-		(546)

Ending units		-		-		12,451		3,034		7,941		8,492		-		-

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVMCG				RVMCV				RVMFU				RVSCG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		37		22		1,298		1,979		-		-

Realized gain (loss) on investments		(8,747)		2,634		(1,813)		5,723		(3,822)		1,426		12,529		343

Change in unrealized gain (loss) on investments		25,161		(27,669)		3,085		(3,545)		3,904		(3,465)		(6,630)		2,573

Reinvested capital gains		1,249		2		3,000		1,384		-		1,058		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		17,663		(25,033)		4,309		3,584		1,380		998		5,899		2,916

Equity transactions:

Purchase payments received from contract owners (note 4)		-		3,230		-		27,918		-		38		(2)		-

Transfers between subaccounts, net		(543,213)		553,894		131,725		(30,898)		6,144		(15,277)		18,920		11,547

Redemptions (notes 2, 3, and 4)		(804)		(1,414)		(1,325)		(4,453)		(50,603)		(822)		(2,196)		(2,015)

Adjustments to maintain reserves		-		-		(1)		-		1		(2)		1		1

Net equity transactions		(544,017)		555,710		130,399		(7,433)		(44,458)		(16,063)		16,723		9,533

Net change in contract owners’ equity		(526,354)		530,677		134,708		(3,849)		(43,078)		(15,065)		22,622		12,449

Contract owners’ equity at beginning of period		550,383		19,706		30,136		33,985		71,813		86,878		54,021		41,572

Contract owners’ equity at end of period		$24,029		550,383		164,844		30,136		28,735		71,813		76,643		54,021

CHANGE IN UNITS:

Beginning units		11,397		474		631		743		8,018		9,736		1,430		1,190

Units purchased		269		11,175		2,900		6,488		1,457		5,844		2,779		297

Units redeemed		(11,202)		(252)		(277)		(6,600)		(6,380)		(7,562)		(2,341)		(57)

Ending units		464		11,397		3,254		631		3,095		8,018		1,868		1,430

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVSCV				RVSDL				RVWDL				SBLP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		434		-		1,477		-

Realized gain (loss) on investments		7,072		1		(224)		34		(120)		(481)		(16,783)		6,228

Change in unrealized gain (loss) on investments		(6,206)		1,436		(492)		492		-		-		400		-

Reinvested capital gains		1,205		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,071		1,437		(716)		526		314		(481)		(14,906)		6,228

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		-		-		-		-

Transfers between subaccounts, net		1,171		-		(8,791)		9,028		(265)		528		37,401		(6,228)

Redemptions (notes 2, 3, and 4)		(545)		(4)		(46)		(1)		(50)		(47)		(39)		-

Adjustments to maintain reserves		-		(1)		-		-		1		-		-		-

Net equity transactions		626		(5)		(8,837)		9,027		(314)		481		37,362		(6,228)

Net change in contract owners’ equity		2,697		1,432		(9,553)		9,553		-		-		22,456		-

Contract owners’ equity at beginning of period		39,802		38,370		9,553		-		-		-		-		-

Contract owners’ equity at end of period		$42,499		39,802		-		9,553		-		-		22,456		-

CHANGE IN UNITS:

Beginning units		1,218		1,218		805		-		-		-		-		-

Units purchased		898		-		34		876		2,095		4,363		170,743		112,519

Units redeemed		(898)		-		(839)		(71)		(2,095)		(4,363)		(169,680)		(112,519)

Ending units		1,218		1,218		-		805		-		-		1,063		-

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ACC1				AVHY1				AVIE				IVBRA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$23,201		16,164		2,701		2,113		1,081		2,129		39,582		57,717

Realized gain (loss) on investments		1,732		1,949		6,856		(946)		478		(165)		16,288		(22,670)

Change in unrealized gain (loss) on investments		32,462		42,615		327		(627)		10,798		(1,490)		12,444		12

Reinvested capital gains		146,288		65,350		-		-		4,800		633		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		203,683		126,078		9,884		540		17,157		1,107		68,314		35,059

Equity transactions:

Purchase payments received from contract owners (note 4)		44,056		51,337		1,223		-		-		-		14,905		11,692

Transfers between subaccounts, net		467,158		(12,989)		(7,340)		2,239		(6,360)		-		(395,867)		75,228

Redemptions (notes 2, 3, and 4)		(61,409)		(7,893)		(2,365)		(2,040)		(46,628)		(11,171)		(7,326)		(124,079)

Adjustments to maintain reserves		-		(1)		-		-		-		-		1		1

Net equity transactions		449,805		30,454		(8,482)		199		(52,988)		(11,171)		(388,287)		(37,158)

Net change in contract owners’ equity		653,488		156,532		1,402		739		(35,831)		(10,064)		(319,973)		(2,099)

Contract owners’ equity at beginning of period		972,882		816,350		38,029		37,290		115,026		125,090		932,239		934,338

Contract owners’ equity at end of period		$1,626,370		972,882		39,431		38,029		79,195		115,026		612,266		932,239

CHANGE IN UNITS:

Beginning units		21,481		20,760		1,345		1,420		6,631		7,256		58,940		61,176

Units purchased		11,253		2,503		118,595		39,635		-		-		5,235		9,461

Units redeemed		(2,158)		(1,782)		(118,634)		(39,710)		(2,712)		(625)		(28,560)		(11,697)

Ending units		30,576		21,481		1,306		1,345		3,919		6,631		35,615		58,940

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVCPB2				IVCPBI				IVDDI				IVGMMI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		233		165,061		96,012		6,194		7,587		384,660		469,970

Realized gain (loss) on investments		-		2,330		(28,854)		(58,402)		561		(14,589)		-		-

Change in unrealized gain (loss) on investments		-		2,107		125,725		24,984		8,004		41,513		-		-

Reinvested capital gains		-		-		-		-		29,614		16,148		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		-		4,670		261,932		62,594		44,373		50,659		384,660		469,970

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		154,479		924,952		(125)		24,242		2,969,148		6,278,237

Transfers between subaccounts, net		-		(83,519)		335,810		677,125		(420,527)		(71,375)		(12,472,013)		(5,130,965)

Redemptions (notes 2, 3, and 4)		-		(516)		(129,456)		(74,523)		(36,779)		(2,984)		(464,602)		(610,935)

Adjustments to maintain reserves		-		-		2		2		(1)		(1)		-		2

Net equity transactions		-		(84,035)		360,835		1,527,556		(457,432)		(50,118)		(9,967,467)		536,339

Net change in contract owners’ equity		-		(79,365)		622,767		1,590,150		(413,059)		541		(9,582,807)		1,006,309

Contract owners’ equity at beginning of period		-		79,365		3,444,773		1,854,623		413,059		412,518		9,582,807		8,576,498

Contract owners’ equity at end of period		$-		-		4,067,540		3,444,773		-		413,059		-		9,582,807

CHANGE IN UNITS:

Beginning units		-		7,921		286,180		158,789		11,999		13,567		820,685		771,075

Units purchased		-		-		49,124		159,151		717		1,279		4,692,258		4,074,371

Units redeemed		-		(7,921)		(19,759)		(31,760)		(12,716)		(2,847)		(5,512,943)		(4,024,761)

Ending units		-		-		315,545		286,180		-		11,999		-		820,685

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVGS1				IVHS				IVKEI1				IVMCC2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$6,363		4,032		-		-		26,958		19,590		93		125

Realized gain (loss) on investments		(159)		(23)		2,266		2,601		(192)		(6,565)		(1,488)		(974)

Change in unrealized gain (loss) on investments		6,306		(1,337)		15,512		(14,784)		50,430		73,055		60		15,060

Reinvested capital gains		-		-		2,279		-		68,480		42,041		8,906		2,501

Net increase (decrease) in contract owners’ equity resulting from operations		12,510		2,672		20,057		(12,183)		145,676		128,121		7,571		16,712

Equity transactions:

Purchase payments received from contract owners (note 4)		67,264		-		-		88,671		-		44,715		-		-

Transfers between subaccounts, net		-		1,025		(94,332)		72,125		97,238		(40,396)		-		14,909

Redemptions (notes 2, 3, and 4)		(2,834)		(293)		(2,040)		(1,205)		(6,057)		(83,472)		(20,356)		(17,171)

Adjustments to maintain reserves		-		(1)		-		1		(1)		1		(1)		(1)

Net equity transactions		64,430		731		(96,372)		159,592		91,180		(79,152)		(20,357)		(2,263)

Net change in contract owners’ equity		76,940		3,403		(76,315)		147,409		236,856		48,969		(12,786)		14,449

Contract owners’ equity at beginning of period		157,650		154,247		158,770		11,361		1,113,954		1,064,985		104,486		90,037

Contract owners’ equity at end of period		$234,590		157,650		82,455		158,770		1,350,810		1,113,954		91,700		104,486

CHANGE IN UNITS:

Beginning units		10,708		10,657		3,488		260		34,621		37,111		2,568		2,584

Units purchased		4,319		71		2,889		4,960		2,774		2,991		372		412

Units redeemed		(187)		(20)		(4,806)		(1,732)		(178)		(5,481)		(872)		(428)

Ending units		14,840		10,708		1,571		3,488		37,217		34,621		2,068		2,568

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVRE				IVT				OVGIS				OVGSS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,302		3,262		-		-		26		-		-		-

Realized gain (loss) on investments		(551)		(4,564)		121,535		183,760		711		21		6,069		1,124

Change in unrealized gain (loss) on investments		7,491		(2,029)		7,722		47,780		(302)		1,279		(4,086)		4,048

Reinvested capital gains		-		-		465,435		44,807		512		1,340		5,024		3,175

Net increase (decrease) in contract owners’ equity resulting from operations		9,242		(3,331)		594,692		276,347		947		2,640		7,007		8,347

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		265,906		66,866		-		-		-		-

Transfers between subaccounts, net		(3,517)		93		2,491,712		195,199		(6,202)		-		-		(9,019)

Redemptions (notes 2, 3, and 4)		(16,938)		(29,344)		(128,964)		(16,542)		(103)		(142)		(32,975)		(3,178)

Adjustments to maintain reserves		1		-		1		(1)		(1)		1		-		-

Net equity transactions		(20,454)		(29,251)		2,628,655		245,522		(6,306)		(141)		(32,975)		(12,197)

Net change in contract owners’ equity		(11,212)		(32,582)		3,223,347		521,869		(5,359)		2,499		(25,968)		(3,850)

Contract owners’ equity at beginning of period		122,456		155,038		1,372,721		850,852		13,845		11,346		53,528		57,378

Contract owners’ equity at end of period		$111,244		122,456		4,596,068		1,372,721		8,486		13,845		27,560		53,528

CHANGE IN UNITS:

Beginning units		5,532		6,878		16,656		13,862		276		279		1,360		1,688

Units purchased		64		1,193		35,138		12,438		-		-		-		-

Units redeemed		(936)		(2,539)		(5,500)		(9,644)		(130)		(3)		(751)		(328)

Ending units		4,660		5,532		46,294		16,656		146		276		609		1,360

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVIGS				JABIN				JAEI				JAFBS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$50		387		72,715		69,793		6,281		10,470		8,397		5,547

Realized gain (loss) on investments		(6,740)		(4,960)		295,384		97,720		37,645		52,284		(98)		(90)

Change in unrealized gain (loss) on investments		11,613		(3,072)		50,036		285,019		(27,026)		64,368		2,413		(3,205)

Reinvested capital gains		7,423		6,883		127,242		-		140,845		54,431		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		12,346		(762)		545,377		452,532		157,745		181,553		10,712		2,252

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		102,406		625,590		291,198		303,273		67,264		-

Transfers between subaccounts, net		(55,035)		(31,652)		(896,934)		(294,426)		533,647		77,727		31,727		14,882

Redemptions (notes 2, 3, and 4)		(7,480)		(4,216)		(100,140)		(161,868)		(206,444)		(51,203)		(672)		(603)

Adjustments to maintain reserves		-		(1)		-		1		1		-		-		-

Net equity transactions		(62,515)		(35,869)		(894,668)		169,297		618,402		329,797		98,319		14,279

Net change in contract owners’ equity		(50,169)		(36,631)		(349,291)		621,829		776,147		511,350		109,031		16,531

Contract owners’ equity at beginning of period		80,610		117,241		3,772,287		3,150,458		1,697,488		1,186,138		131,804		115,273

Contract owners’ equity at end of period		$30,441		80,610		3,422,996		3,772,287		2,473,635		1,697,488		240,835		131,804

CHANGE IN UNITS:

Beginning units		3,738		5,338		90,621		87,358		23,202		18,743		10,563		9,389

Units purchased		340		34		4,313		17,753		11,877		10,549		7,490		1,223

Units redeemed		(2,856)		(1,634)		(23,495)		(14,490)		(3,677)		(6,090)		(52)		(49)

Ending units		1,222		3,738		71,439		90,621		31,402		23,202		18,001		10,563

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAFRIN				JAGRIN				JAGSEI				JAIG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$5,729		1,775		5,211		4,129		35		3		17,300		13,840

Realized gain (loss) on investments		(3,965)		(7,531)		13,117		21,605		13		1		23,196		12,245

Change in unrealized gain (loss) on investments		94,231		314,318		60,801		35,204		500		153		253,098		(14,658)

Reinvested capital gains		223,327		92,644		57,028		18,417		419		10		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		319,322		401,206		136,157		79,355		967		167		293,594		11,427

Equity transactions:

Purchase payments received from contract owners (note 4)		47,494		22,319		195,552		79,803		-		-		117,677		1

Transfers between subaccounts, net		8,055		-		91,850		244,889		7,757		1,357		84,888		705,152

Redemptions (notes 2, 3, and 4)		(46,938)		(87,464)		(72,059)		(10,021)		(65)		(15)		(66,479)		(60,418)

Adjustments to maintain reserves		-		-		-		-		-		1		-		(2)

Net equity transactions		8,611		(65,145)		215,343		314,671		7,692		1,343		136,086		644,733

Net change in contract owners’ equity		327,933		336,061		351,500		394,026		8,659		1,510		429,680		656,160

Contract owners’ equity at beginning of period		1,777,057		1,440,996		499,794		105,768		1,510		-		985,602		329,442

Contract owners’ equity at end of period		$2,104,990		1,777,057		851,294		499,794		10,169		1,510		1,415,282		985,602

CHANGE IN UNITS:

Beginning units		22,506		23,445		11,854		3,100		121		-		45,746		16,183

Units purchased		1,188		928		6,781		12,035		579		123		11,151		35,215

Units redeemed		(1,129)		(1,867)		(1,936)		(3,281)		(4)		(2)		(5,925)		(5,652)

Ending units		22,565		22,506		16,699		11,854		696		121		50,972		45,746

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JARIN				JMCVIN				JHEVTN				LZREMS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$388		142		15,125		5,155		16,489		53,929		2,323		3,685

Realized gain (loss) on investments		53,749		18,688		9,682		5,721		11,730		28,939		1,055		1,306

Change in unrealized gain (loss) on investments		14,613		77,442		(44,950)		16,680		363,443		(116,624)		25,759		4,678

Reinvested capital gains		23,832		13,501		84,632		23,277		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		92,582		109,773		64,489		50,833		391,662		(33,756)		29,137		9,669

Equity transactions:

Purchase payments received from contract owners (note 4)		47,494		25,858		139,416		599		356,676		104,703		-		-

Transfers between subaccounts, net		489,763		171,141		55,340		416,669		(310,772)		46,184		(37,921)		(26,809)

Redemptions (notes 2, 3, and 4)		(88,095)		(7,227)		(87,956)		(11,815)		(88,707)		(22,552)		(1,660)		(1,110)

Adjustments to maintain reserves		(1)		-		(1)		(1)		-		(1)		-		-

Net equity transactions		449,161		189,772		106,799		405,452		(42,803)		128,334		(39,581)		(27,919)

Net change in contract owners’ equity		541,743		299,545		171,288		456,285		348,859		94,578		(10,444)		(18,250)

Contract owners’ equity at beginning of period		500,832		201,287		881,832		425,547		1,247,165		1,152,587		108,613		126,863

Contract owners’ equity at end of period		$1,042,575		500,832		1,053,120		881,832		1,596,024		1,247,165		98,169		108,613

CHANGE IN UNITS:

Beginning units		6,861		3,731		25,579		13,961		78,430		70,643		3,244		4,071

Units purchased		8,032		4,745		6,504		12,618		26,614		26,293		465		-

Units redeemed		(2,829)		(1,615)		(3,399)		(1,000)		(28,931)		(18,506)		(1,641)		(827)

Ending units		12,064		6,861		28,684		25,579		76,113		78,430		2,068		3,244

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LZRIES				LZRUSM				LPVCAI				LPVCII
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,837		3,487		-		-		-		27		3,741		8,105

Realized gain (loss) on investments		31,421		17,740		(49)		(7,182)		(154)		(74)		7,398		(13,716)

Change in unrealized gain (loss) on investments		(4,844)		(1,951)		(7,737)		16,729		(799)		(3,995)		(11,925)		29,411

Reinvested capital gains		5,182		282		9,419		3,166		4,491		7,085		23,709		67,558

Net increase (decrease) in contract owners’ equity resulting from operations		34,596		19,558		1,633		12,713		3,538		3,043		22,923		91,358

Equity transactions:

Purchase payments received from contract owners (note 4)		-		93,567		-		24		-		-		-		13,281

Transfers between subaccounts, net		(150,883)		(211,377)		12		(87,656)		-		-		121,931		59,019

Redemptions (notes 2, 3, and 4)		(1,664)		(9,842)		(1,787)		(14,354)		(247)		(168)		(99,336)		(426,477)

Adjustments to maintain reserves		(1)		(1)		-		2		(1)		(2)		(1)		(1)

Net equity transactions		(152,548)		(127,653)		(1,775)		(101,984)		(248)		(170)		22,594		(354,178)

Net change in contract owners’ equity		(117,952)		(108,095)		(142)		(89,271)		3,290		2,873		45,517		(262,820)

Contract owners’ equity at beginning of period		117,952		226,047		80,262		169,533		26,679		23,806		227,390		490,210

Contract owners’ equity at end of period		$-		117,952		80,120		80,262		29,969		26,679		272,907		227,390

CHANGE IN UNITS:

Beginning units		4,838		9,793		1,917		4,499		715		720		5,178		13,042

Units purchased		-		4,056		4		182		-		-		2,534		3,215

Units redeemed		(4,838)		(9,011)		(49)		(2,764)		(6)		(5)		(2,194)		(11,079)

Ending units		-		4,838		1,872		1,917		709		715		5,518		5,178

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LVCLGI				SBVHY				SBVSG2				LACB2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		6,091		5,314		-		-		20,878		14,517

Realized gain (loss) on investments		83,407		292,050		4,681		4		(42,124)		(270,384)		786		4,161

Change in unrealized gain (loss) on investments		(76,094)		(70,791)		(599)		206		59,762		261,733		72,664		63,832

Reinvested capital gains		45,495		52,715		-		-		82,654		42,247		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		52,808		273,974		10,173		5,524		100,292		33,596		94,328		82,510

Equity transactions:

Purchase payments received from contract owners (note 4)		-		221,678		-		-		65,921		173,702		-		1

Transfers between subaccounts, net		190,497		(162,525)		(1,844)		-		(38,280)		(496,174)		100,732		976,809

Redemptions (notes 2, 3, and 4)		(279,414)		(468,474)		(103)		(103)		(224,837)		(38,668)		(8,277)		(87,000)

Adjustments to maintain reserves		-		2		-		1		(1)		1		-		(1)

Net equity transactions		(88,917)		(409,319)		(1,947)		(102)		(197,197)		(361,139)		92,455		889,809

Net change in contract owners’ equity		(36,109)		(135,345)		8,226		5,422		(96,905)		(327,543)		186,783		972,319

Contract owners’ equity at beginning of period		789,373		924,718		83,710		78,288		1,178,873		1,506,416		972,319		-

Contract owners’ equity at end of period		$753,264		789,373		91,936		83,710		1,081,968		1,178,873		1,159,102		972,319

CHANGE IN UNITS:

Beginning units		10,969		16,432		3,165		3,169		36,615		48,770		89,397		-

Units purchased		2,437		4,769		42,122		-		6,559		8,854		8,563		97,713

Units redeemed		(3,770)		(10,232)		(42,126)		(4)		(12,335)		(21,009)		(737)		(8,316)

Ending units		9,636		10,969		3,161		3,165		30,839		36,615		97,223		89,397

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACDV2				LACI2				LACIPS				LACLV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1		286		7,219		3,602		11,291		6,379		79		383

Realized gain (loss) on investments		(58,649)		273		57		125		2,431		4,820		1,107		2,017

Change in unrealized gain (loss) on investments		61,912		(61,912)		77,491		(2,387)		(2,055)		(449)		(208)		649

Reinvested capital gains		-		-		-		-		-		-		348		145

Net increase (decrease) in contract owners’ equity resulting from operations		3,264		(61,353)		84,767		1,340		11,667		10,750		1,326		3,194

Equity transactions:

Purchase payments received from contract owners (note 4)		28		7,608		-		(1,521)		2,101		2,103		-		-

Transfers between subaccounts, net		(32,939)		84,190		35		531,037		-		261,845		-		16,288

Redemptions (notes 2, 3, and 4)		(280)		(490)		(538)		(451)		(50,830)		(82,675)		(15,020)		(302)

Adjustments to maintain reserves		(28)		-		-		-		(1)		-		1		(1)

Net equity transactions		(33,219)		91,308		(503)		529,065		(48,730)		181,273		(15,019)		15,985

Net change in contract owners’ equity		(29,955)		29,955		84,264		530,405		(37,063)		192,023		(13,693)		19,179

Contract owners’ equity at beginning of period		29,955		-		530,405		-		192,023		-		19,179		-

Contract owners’ equity at end of period		$-		29,955		614,669		530,405		154,960		192,023		5,486		19,179

CHANGE IN UNITS:

Beginning units		2,810		-		52,921		-		18,589		-		1,800		-

Units purchased		-		20,807		3		53,500		804		34,746		-		4,012

Units redeemed		(2,810)		(17,997)		(48)		(579)		(5,285)		(16,157)		(1,354)		(2,212)

Ending units		-		2,810		52,876		52,921		14,108		18,589		446		1,800

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACU2				LACV2				LOVBD				LOVCDG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		1		96		19,495		22,458		3,908		3,325

Realized gain (loss) on investments		109,763		516		506		(1)		15,828		35,327		6,272		1,877

Change in unrealized gain (loss) on investments		(91,026)		99,506		(169)		170		(4,130)		(30,227)		36,515		71,903

Reinvested capital gains		7,627		8,503		3		39		-		-		51,638		34,006

Net increase (decrease) in contract owners’ equity resulting from operations		26,364		108,525		341		304		31,193		27,558		98,333		111,111

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		6,918		-		34,651		-		16,751

Transfers between subaccounts, net		(373,074)		668,745		(4,561)		(2,877)		(56,579)		(421,080)		22,742		2,206

Redemptions (notes 2, 3, and 4)		(331,631)		(4,271)		(33)		(53)		(43,274)		(15,536)		(33,376)		(3,726)

Adjustments to maintain reserves		-		1		(1)		1		1		-		-		1

Net equity transactions		(704,705)		664,475		(4,595)		3,989		(99,852)		(401,965)		(10,634)		15,232

Net change in contract owners’ equity		(678,341)		773,000		(4,254)		4,293		(68,659)		(374,407)		87,699		126,343

Contract owners’ equity at beginning of period		773,000		-		4,293		-		403,742		778,149		607,550		481,207

Contract owners’ equity at end of period		$94,659		773,000		39		4,293		335,083		403,742		695,249		607,550

CHANGE IN UNITS:

Beginning units		64,729		-		403		-		17,031		35,029		9,914		9,591

Units purchased		-		65,105		-		1,962		188,458		96,848		392		497

Units redeemed		(57,705)		(376)		(400)		(1,559)		(192,441)		(114,846)		(524)		(174)

Ending units		7,024		64,729		3		403		13,048		17,031		9,782		9,914

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LOVGI				MEGSS				MNDSC				MVFSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$148		-		-		-		-		-		3,612		3,479

Realized gain (loss) on investments		1		-		17,611		32,104		5,276		(78,836)		(4,831)		(1,555)

Change in unrealized gain (loss) on investments		1,444		-		(86,110)		46,154		24,068		90,750		16,981		5,461

Reinvested capital gains		2,727		-		175,430		36,666		-		-		19,957		18,483

Net increase (decrease) in contract owners’ equity resulting from operations		4,320		-		106,931		114,924		29,344		11,914		35,719		25,868

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		121,518		8,998		33,162		26,952		63,737		-

Transfers between subaccounts, net		23,253		-		326,062		(17,980)		92,539		(242,859)		200,354		(15,091)

Redemptions (notes 2, 3, and 4)		(19)		-		(39,925)		(38,753)		(26,332)		(6,185)		(47,560)		(6,440)

Adjustments to maintain reserves		1		-		1		(1)		-		1		-		1

Net equity transactions		23,235		-		407,656		(47,736)		99,369		(222,091)		216,531		(21,530)

Net change in contract owners’ equity		27,555		-		514,587		67,188		128,713		(210,177)		252,250		4,338

Contract owners’ equity at beginning of period		-		-		421,911		354,723		191,705		401,882		230,735		226,397

Contract owners’ equity at end of period		$27,555		-		936,498		421,911		320,418		191,705		482,985		230,735

CHANGE IN UNITS:

Beginning units		-		-		11,500		12,680		13,471		30,057		10,680		11,669

Units purchased		554		-		13,148		3,877		9,649		3,044		11,195		-

Units redeemed		(1)		-		(1,838)		(5,057)		(3,117)		(19,630)		(2,050)		(989)

Ending units		553		-		22,810		11,500		20,003		13,471		19,825		10,680

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MVIGSC				MGRFV				DTRTFY				GEM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,595		2,713		24,762		7,989		66,062		122,320		-		-

Realized gain (loss) on investments		6,662		11,451		(5,129)		(5,328)		(7,996)		(11,419)		-		-

Change in unrealized gain (loss) on investments		42,788		7,828		6,152		8,965		52,296		(67,096)		2,630		-

Reinvested capital gains		19,239		1,065		18,602		5,276		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		71,284		23,057		44,387		16,902		110,362		43,805		2,630		-

Equity transactions:

Purchase payments received from contract owners (note 4)		99,108		86,048		-		-		43,515		10,515		-		-

Transfers between subaccounts, net		1,221,246		(120,711)		146,212		14,500		265,913		199,801		49,528		-

Redemptions (notes 2, 3, and 4)		(22,949)		(3,980)		(84,741)		(88,956)		(35,057)		(21,168)		(6)		-

Adjustments to maintain reserves		-		(1)		-		(1)		-		1		1		-

Net equity transactions		1,297,405		(38,644)		61,471		(74,457)		274,371		189,149		49,523		-

Net change in contract owners’ equity		1,368,689		(15,587)		105,858		(57,555)		384,733		232,954		52,153		-

Contract owners’ equity at beginning of period		328,563		344,150		491,036		548,591		1,286,089		1,053,135		-		-

Contract owners’ equity at end of period		$1,697,252		328,563		596,894		491,036		1,670,822		1,286,089		52,153		-

CHANGE IN UNITS:

Beginning units		26,827		30,562		31,153		36,001		121,536		103,135		-		-

Units purchased		92,407		8,414		8,809		1,504		30,112		26,220		4,187		-

Units redeemed		(4,522)		(12,149)		(5,102)		(6,352)		(5,036)		(7,819)		(1)		-

Ending units		114,712		26,827		34,860		31,153		146,612		121,536		4,186		-

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GEM2				GIG				GVEXD				GVIXY
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$78		389		4,147		6,456		272,032		146,906		139,736		79,343

Realized gain (loss) on investments		1,781		4,771		8,555		936		711,597		384,688		12,287		(793)

Change in unrealized gain (loss) on investments		10,344		3,276		100,043		(2,758)		3,843,979		2,017,304		596,744		(35,240)

Reinvested capital gains		-		-		15,386		-		41,510		9,064		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		12,203		8,436		128,131		4,634		4,869,118		2,557,962		748,767		43,310

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		121,841		190,439		2,603,596		984,428		578,000		205,291

Transfers between subaccounts, net		4,417		(63,328)		202,643		8,984		9,588,072		2,488,197		823,501		241,791

Redemptions (notes 2, 3, and 4)		(9,764)		(2,374)		(30,450)		(5,281)		(938,786)		(129,700)		(117,976)		(20,189)

Adjustments to maintain reserves		-		1		-		-		(3)		(1)		1		-

Net equity transactions		(5,347)		(65,701)		294,034		194,142		11,252,879		3,342,924		1,283,526		426,893

Net change in contract owners’ equity		6,856		(57,265)		422,165		198,776		16,121,997		5,900,886		2,032,293		470,203

Contract owners’ equity at beginning of period		35,347		92,612		254,723		55,947		15,006,923		9,106,037		2,115,330		1,645,127

Contract owners’ equity at end of period		$42,203		35,347		676,888		254,723		31,128,920		15,006,923		4,147,623		2,115,330

CHANGE IN UNITS:

Beginning units		3,539		9,829		20,668		5,053		400,608		303,558		138,886		111,526

Units purchased		570		2,151		20,944		16,076		395,441		153,796		81,663		36,225

Units redeemed		(997)		(8,441)		(2,181)		(461)		(90,041)		(56,746)		(12,575)		(8,865)

Ending units		3,112		3,539		39,431		20,668		706,008		400,608		207,974		138,886

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MCIFD				MSBF				NDES2				NFDIW2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$70,618		28,344		19,033		12,428		-		-		32		-

Realized gain (loss) on investments		(100,790)		(91,248)		14		(26)		350		-		-		-

Change in unrealized gain (loss) on investments		299,013		194,344		15,390		(6,467)		36,308		-		448		-

Reinvested capital gains		326,451		108,965		-		-		30,743		-		73		-

Net increase (decrease) in contract owners’ equity resulting from operations		595,292		240,405		34,437		5,935		67,401		-		553		-

Equity transactions:

Purchase payments received from contract owners (note 4)		648,743		462,767		36,653		-		-		-		47,494		-

Transfers between subaccounts, net		1,836,442		165,503		325,335		168,984		547,622		-		-		-

Redemptions (notes 2, 3, and 4)		(64,471)		(98,878)		(6,196)		(1,902)		(5,452)		-		(23)		-

Adjustments to maintain reserves		3		(1)		-		-		1		-		-		-

Net equity transactions		2,420,717		529,391		355,792		167,082		542,171		-		47,471		-

Net change in contract owners’ equity		3,016,009		769,796		390,229		173,017		609,572		-		48,024		-

Contract owners’ equity at beginning of period		2,380,243		1,610,447		199,952		26,935		-		-		-		-

Contract owners’ equity at end of period		$5,396,252		2,380,243		590,181		199,952		609,572		-		48,024		-

CHANGE IN UNITS:

Beginning units		90,141		69,315		17,000		2,527		-		-		-		-

Units purchased		116,554		36,340		30,214		14,641		42,009		-		3,788		-

Units redeemed		(16,193)		(15,514)		(563)		(168)		(394)		-		(2)		-

Ending units		190,502		90,141		46,651		17,000		41,615		-		3,786		-

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NJMIM2				NNASD2				NVAMVX				NVBXD
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$95		-		583		-		4,655		536		158,250		30,808

Realized gain (loss) on investments		-		-		1,963		-		63		6		(26,522)		(21,132)

Change in unrealized gain (loss) on investments		(167)		-		19,653		-		15,126		1,365		(26,477)		99

Reinvested capital gains		12		-		651		-		3,551		1,969		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(60)		-		22,850		-		23,395		3,876		105,251		9,775

Equity transactions:

Purchase payments received from contract owners (note 4)		17,305		-		-		-		-		-		1,125,427		1

Transfers between subaccounts, net		-		-		853,363		-		516,064		-		801,168		390,874

Redemptions (notes 2, 3, and 4)		(5)		-		(2,256)		-		(508)		(51)		(120,461)		(84,378)

Adjustments to maintain reserves		(1)		-		(1)		-		(1)		(1)		-		(1)

Net equity transactions		17,299		-		851,106		-		515,555		(52)		1,806,134		306,496

Net change in contract owners’ equity		17,239		-		873,956		-		538,950		3,824		1,911,385		316,271

Contract owners’ equity at beginning of period		-		-		-		-		28,859		25,035		1,115,213		798,942

Contract owners’ equity at end of period		$17,239		-		873,956		-		567,809		28,859		3,026,598		1,115,213

CHANGE IN UNITS:

Beginning units		-		-		-		-		2,319		2,323		96,376		69,831

Units purchased		1,674		-		70,735		-		36,117		-		168,583		42,340

Units redeemed		(1)		-		(1,327)		-		(35)		(4)		(20,651)		(15,795)

Ending units		1,673		-		69,408		-		38,401		2,319		244,308		96,376

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCBDY				NVDCAP				NVFIY				NVGEY
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$10,325		-		-		-		12,654		1,326		4,962		2,804

Realized gain (loss) on investments		(2,463)		-		-		-		2,485		(32)		3,876		320

Change in unrealized gain (loss) on investments		1,739		-		40		-		(5,210)		(932)		40,021		11,034

Reinvested capital gains		-		-		-		-		-		-		300		-

Net increase (decrease) in contract owners’ equity resulting from operations		9,601		-		40		-		9,929		362		49,159		14,158

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		3,000		-		38,839		-		3		-

Transfers between subaccounts, net		290,952		-		-		-		310,247		10,954		144,402		83,213

Redemptions (notes 2, 3, and 4)		(1,024)		-		(5)		-		(17,377)		(1,816)		(16,990)		(4,108)

Adjustments to maintain reserves		(1)		-		1		-		1		(1)		(1)		-

Net equity transactions		289,927		-		2,996		-		331,710		9,137		127,414		79,105

Net change in contract owners’ equity		299,528		-		3,036		-		341,639		9,499		176,573		93,263

Contract owners’ equity at beginning of period		-		-		-		-		41,173		31,674		169,083		75,820

Contract owners’ equity at end of period		$299,528		-		3,036		-		382,812		41,173		345,656		169,083

CHANGE IN UNITS:

Beginning units		-		-		-		-		3,981		3,104		9,298		4,844

Units purchased		64,506		-		203		-		37,488		1,058		9,635		5,370

Units redeemed		(35,756)		-		(1)		-		(6,840)		(181)		(2,901)		(916)

Ending units		28,750		-		202		-		34,629		3,981		16,032		9,298

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMIVX				NVMLG1				NVMMV1				NVNSR1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,976		7,020		20,708		1,846		1,133		1,286		-		-

Realized gain (loss) on investments		22,955		2,734		12,361		21,583		17		(6,688)		-		(2,157)

Change in unrealized gain (loss) on investments		25,547		(3,985)		(36,646)		(1,850)		(8,058)		14,419		-		2,002

Reinvested capital gains		-		-		71,550		17,735		9,318		1,989		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		52,478		5,769		67,973		39,314		2,410		11,006		-		(155)

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		29,932		178,382		26,987		87		-		-

Transfers between subaccounts, net		79,055		(19,284)		167,269		369,998		-		(53,564)		-		(26,468)

Redemptions (notes 2, 3, and 4)		(1,764)		(882)		(198,134)		(22,071)		(477)		(519)		-		-

Adjustments to maintain reserves		-		-		(1)		-		1		1		-		1

Net equity transactions		77,291		(20,166)		(934)		526,309		26,511		(53,995)		-		(26,467)

Net change in contract owners’ equity		129,769		(14,397)		67,039		565,623		28,921		(42,989)		-		(26,622)

Contract owners’ equity at beginning of period		112,618		127,015		565,623		-		114,868		157,857		-		26,622

Contract owners’ equity at end of period		$242,387		112,618		632,662		565,623		143,789		114,868		-		-

CHANGE IN UNITS:

Beginning units		7,601		8,953		36,668		-		6,958		10,378		-		1,511

Units purchased		10,170		28		24,158		64,358		1,577		95		-		-

Units redeemed		(5,671)		(1,380)		(24,912)		(27,690)		(29)		(3,515)		-		(1,511)

Ending units		12,100		7,601		35,914		36,668		8,506		6,958		-		-

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVOLG1				NVSIXD				NVSTB1				SAMY
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$625		-		61,742		49,737		1,022		-		831,604		620,618

Realized gain (loss) on investments		1,983		-		(60,386)		(197,902)		-		-		-		-

Change in unrealized gain (loss) on investments		555		-		553,117		451,873		(807)		-		-		-

Reinvested capital gains		-		-		171,763		41,545		-		-		22		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,163		-		726,236		345,253		215		-		831,626		620,618

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		808,100		486,930		-		-		39,083,810		51,001,861

Transfers between subaccounts, net		76,108		-		443,696		1,008,231		45,756		-		(19,149,943)		(42,846,187)

Redemptions (notes 2, 3, and 4)		(62)		-		(161,130)		(384,314)		(10)		-		(2,340,149)		(1,965,182)

Adjustments to maintain reserves		2		-		(2)		(2)		(1)		-		1		1

Net equity transactions		76,048		-		1,090,664		1,110,845		45,745		-		17,593,719		6,190,493

Net change in contract owners’ equity		79,211		-		1,816,900		1,456,098		45,960		-		18,425,345		6,811,111

Contract owners’ equity at beginning of period		-		-		4,022,797		2,566,699		-		-		15,728,033		8,916,922

Contract owners’ equity at end of period		$79,211		-		5,839,697		4,022,797		45,960		-		34,153,378		15,728,033

CHANGE IN UNITS:

Beginning units		-		-		187,244		133,029		-		-		1,386,643		825,774

Units purchased		21,234		-		102,883		101,022		4,430		-		6,037,800		5,279,332

Units redeemed		(14,754)		-		(48,612)		(46,807)		(1)		-		(4,531,019)		(4,718,463)

Ending units		6,480		-		241,515		187,244		4,429		-		2,893,424		1,386,643

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SCVF				TRF				AMCG				AMRI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$326		-		3,437		3,035		-		-		30		44

Realized gain (loss) on investments		1		-		2,257		4,522		(3,522)		46,303		(17)		(40)

Change in unrealized gain (loss) on investments		183		-		22,131		24,270		(45,573)		8,624		12		302

Reinvested capital gains		1,803		-		29,357		10,100		61,810		21,620		694		198

Net increase (decrease) in contract owners’ equity resulting from operations		2,313		-		57,182		41,927		12,715		76,547		719		504

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		2,114		-		-		-		399

Transfers between subaccounts, net		24,426		-		74,667		(84,047)		41,577		272,635		-		-

Redemptions (notes 2, 3, and 4)		(105)		-		(21,500)		(7,394)		(36,831)		(374,353)		(63)		(64)

Adjustments to maintain reserves		-		-		1		(1)		-		-		(1)		(1)

Net equity transactions		24,321		-		53,168		(89,328)		4,746		(101,718)		(64)		334

Net change in contract owners’ equity		26,634		-		110,350		(47,401)		17,461		(25,171)		655		838

Contract owners’ equity at beginning of period		-		-		287,774		335,175		313,011		338,182		6,263		5,425

Contract owners’ equity at end of period		$26,634		-		398,124		287,774		330,472		313,011		6,918		6,263

CHANGE IN UNITS:

Beginning units		-		-		14,732		19,502		4,347		5,825		160		150

Units purchased		2,276		-		4,437		2,769		14,178		3,697		-		13

Units redeemed		(10)		-		(1,673)		(7,539)		(14,173)		(5,175)		(2)		(3)

Ending units		2,266		-		17,496		14,732		4,352		4,347		158		160

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMTB				NALG				NAMG				NASCV
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$28,041		23,678		2,718		-		-		-		4,210		-

Realized gain (loss) on investments		683		1,877		4,280		-		2,116		1,633		(74,663)		10

Change in unrealized gain (loss) on investments		(1,379)		(2,139)		(10,697)		6,140		(9)		9		(3,724)		3,803

Reinvested capital gains		-		-		22,821		-		-		-		78,792		-

Net increase (decrease) in contract owners’ equity resulting from operations		27,345		23,416		19,122		6,140		2,107		1,642		4,615		3,813

Equity transactions:

Purchase payments received from contract owners (note 4)		114,101		69,659		-		(1)		-		-		-		-

Transfers between subaccounts, net		(135)		(71,926)		-		164,529		-		48,312		(415,456)		439,624

Redemptions (notes 2, 3, and 4)		(27,670)		(20,500)		(70,686)		(8)		(50,199)		(1,862)		(14,552)		(92)

Adjustments to maintain reserves		-		(2)		-		1		(1)		1		1		1

Net equity transactions		86,296		(22,769)		(70,686)		164,521		(50,200)		46,451		(430,007)		439,533

Net change in contract owners’ equity		113,641		647		(51,564)		170,661		(48,093)		48,093		(425,392)		443,346

Contract owners’ equity at beginning of period		417,752		417,105		170,661		-		48,093		-		443,346		-

Contract owners’ equity at end of period		$531,393		417,752		119,097		170,661		-		48,093		17,954		443,346

CHANGE IN UNITS:

Beginning units		28,968		30,686		16,452		-		4,808		-		43,954		-

Units purchased		7,799		5,814		-		16,453		-		35,491		1,551		43,973

Units redeemed		(1,910)		(7,532)		(6,640)		(1)		(4,808)		(30,683)		(43,782)		(19)

Ending units		34,857		28,968		9,812		16,452		-		4,808		1,723		43,954

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DWVSVS				WRASP				WRBDP				WRBP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$6,715		2,392		6,316		6,039		132,744		68,788		479		461

Realized gain (loss) on investments		(4,369)		(7,591)		1,765		3,520		(14,397)		(22,129)		(190)		(327)

Change in unrealized gain (loss) on investments		16,568		10,962		33,681		2,095		43,433		12,796		2,597		4,923

Reinvested capital gains		44,370		8,984		33,235		12,089		-		-		1,450		-

Net increase (decrease) in contract owners’ equity resulting from operations		63,284		14,747		74,997		23,743		161,780		59,455		4,336		5,057

Equity transactions:

Purchase payments received from contract owners (note 4)		67,871		411,934		5,500		-		11,000		26,880		-		-

Transfers between subaccounts, net		228,401		(39,612)		(959)		397,814		42,105		1,009,011		-		-

Redemptions (notes 2, 3, and 4)		(29,483)		(543)		(9,194)		(4,774)		(57,104)		(44,869)		(628)		(673)

Adjustments to maintain reserves		1		-		(1)		-		-		1		(1)		-

Net equity transactions		266,790		371,779		(4,654)		393,040		(3,999)		991,023		(629)		(673)

Net change in contract owners’ equity		330,074		386,526		70,343		416,783		157,781		1,050,478		3,707		4,384

Contract owners’ equity at beginning of period		614,124		227,598		454,070		37,287		2,530,785		1,480,307		37,042		32,658

Contract owners’ equity at end of period		$944,198		614,124		524,413		454,070		2,688,566		2,530,785		40,749		37,042

CHANGE IN UNITS:

Beginning units		30,275		12,456		19,156		1,769		171,114		102,537		1,029		1,049

Units purchased		22,816		20,107		197		18,616		3,789		75,095		-		-

Units redeemed		(9,924)		(2,288)		(389)		(1,229)		(4,179)		(6,518)		(16)		(20)

Ending units		43,167		30,275		18,964		19,156		170,724		171,114		1,013		1,029

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRENG				WRGNR				WRHIP				WRLTBP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		6,095		38,050		1,632		15,199		20,230

Realized gain (loss) on investments		-		380		692		(22,526)		11,557		16,860		(885)		2,973

Change in unrealized gain (loss) on investments		-		520		49,608		(1,573)		10,736		(1,839)		417		(4,221)

Reinvested capital gains		-		-		-		-		411		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		-		900		50,300		(18,004)		60,754		16,653		14,731		18,982

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		(12)		-		61,107		63,609

Transfers between subaccounts, net		-		(12,206)		71,409		(292,975)		984,461		(15,132)		64,724		(79,061)

Redemptions (notes 2, 3, and 4)		-		(15)		(1,185)		(1,072)		(22,281)		(528)		(189,758)		(4,713)

Adjustments to maintain reserves		-		-		-		-		1		1		1		-

Net equity transactions		-		(12,221)		70,224		(294,047)		962,169		(15,659)		(63,926)		(20,165)

Net change in contract owners’ equity		-		(11,321)		120,524		(312,051)		1,022,923		994		(49,195)		(1,183)

Contract owners’ equity at beginning of period		-		11,321		109,255		421,306		25,653		24,659		353,799		354,982

Contract owners’ equity at end of period		$-		-		229,779		109,255		1,048,576		25,653		304,604		353,799

CHANGE IN UNITS:

Beginning units		-		968		11,925		45,716		1,032		1,054		29,658		31,047

Units purchased		-		-		6,927		2,148		176,059		178,902		18,270		7,619

Units redeemed		-		(968)		(645)		(35,939)		(137,721)		(178,924)		(23,539)		(9,008)

Ending units		-		-		18,207		11,925		39,370		1,032		24,389		29,658

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRMCG				WRSTP				WRVP				NOTB2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		99		129		-		-

Realized gain (loss) on investments		(67,030)		(77,025)		14,933		1,046		(111)		(799)		-		(52,381)

Change in unrealized gain (loss) on investments		(98,401)		68,061		3,097		24,519		(74)		409		-		51,151

Reinvested capital gains		169,136		22,377		9,501		4,812		479		902		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,705		13,413		27,531		30,377		393		641		-		(1,230)

Equity transactions:

Purchase payments received from contract owners (note 4)		56,901		86,341		-		-		-		-		-		-

Transfers between subaccounts, net		346,433		(65,002)		(25,455)		42,899		-		-		-		(106,367)

Redemptions (notes 2, 3, and 4)		(197,003)		(11,058)		(3,174)		(1,228)		(572)		(6,412)		-		(12,070)

Adjustments to maintain reserves		(1)		1		-		-		1		-		-		-

Net equity transactions		206,330		10,282		(28,629)		41,671		(571)		(6,412)		-		(118,437)

Net change in contract owners’ equity		210,035		23,695		(1,098)		72,048		(178)		(5,771)		-		(119,667)

Contract owners’ equity at beginning of period		695,982		672,287		128,763		56,715		4,610		10,381		-		119,667

Contract owners’ equity at end of period		$906,017		695,982		127,665		128,763		4,432		4,610		-		-

CHANGE IN UNITS:

Beginning units		12,428		12,270		1,547		890		113		270		-		7,378

Units purchased		9,278		2,277		477		1,256		-		-		-		-

Units redeemed		(5,715)		(2,119)		(874)		(599)		(14)		(157)		-		(7,378)

Ending units		15,991		12,428		1,150		1,547		99		113		-		-

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NOTC2				NOVPDI				NOVPM				MNCPS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$6,678		2,713		109		124		-		-		11,796		9,656

Realized gain (loss) on investments		127		13		10		(11)		-		-		17,207		15,178

Change in unrealized gain (loss) on investments		12,768		2,942		1,273		822		310		1,687		6,820		(8,061)

Reinvested capital gains		1,822		815		-		-		1,809		-		-		4,376

Net increase (decrease) in contract owners’ equity resulting from operations		21,395		6,483		1,392		935		2,119		1,687		35,823		21,149

Equity transactions:

Purchase payments received from contract owners (note 4)		145,225		-		-		-		-		2		4,598		2,219

Transfers between subaccounts, net		-		-		-		-		-		-		(176,797)		100,669

Redemptions (notes 2, 3, and 4)		(1,694)		(691)		(158)		(174)		-		-		(45,867)		(27,786)

Adjustments to maintain reserves		-		-		-		1		1		(3)		1		(1)

Net equity transactions		143,531		(691)		(158)		(173)		1		(1)		(218,065)		75,101

Net change in contract owners’ equity		164,926		5,792		1,234		762		2,120		1,686		(182,242)		96,250

Contract owners’ equity at beginning of period		114,199		108,407		8,149		7,387		9,011		7,325		401,046		304,796

Contract owners’ equity at end of period		$279,125		114,199		9,383		8,149		11,131		9,011		218,804		401,046

CHANGE IN UNITS:

Beginning units		6,827		6,870		456		466		304		304		20,955		17,259

Units purchased		8,417		-		-		-		-		-		3,062		15,899

Units redeemed		(95)		(43)		(8)		(10)		-		-		(14,170)		(12,203)

Ending units		15,149		6,827		448		456		304		304		9,847		20,955

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMUBAM				PMVAAA				PMVEBA				PMVFBA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,830		3,753		4,474		6,185		29,815		14,812		796		1,651

Realized gain (loss) on investments		268		9,942		(155)		(7,592)		41,118		5,677		(21)		(6,167)

Change in unrealized gain (loss) on investments		675		(10,906)		8,318		5,021		4,592		(26,105)		1,443		1,659

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,773		2,789		12,637		3,614		75,525		(5,616)		2,218		(2,857)

Equity transactions:

Purchase payments received from contract owners (note 4)		(4)		2		-		-		(43)		3,814		-		(1)

Transfers between subaccounts, net		79,513		(351,633)		-		(12,067)		(34,103)		44,915		2,189		(76,340)

Redemptions (notes 2, 3, and 4)		(7,424)		(1,643)		(1,084)		(1,607)		(22,718)		(12,092)		(5,288)		(2,143)

Adjustments to maintain reserves		(1)		-		-		-		(1)		1		1		-

Net equity transactions		72,084		(353,274)		(1,084)		(13,674)		(56,865)		36,638		(3,098)		(78,484)

Net change in contract owners’ equity		74,857		(350,485)		11,553		(10,060)		18,660		31,022		(880)		(81,341)

Contract owners’ equity at beginning of period		31,064		381,549		89,402		99,462		306,747		275,725		22,422		103,763

Contract owners’ equity at end of period		$105,921		31,064		100,955		89,402		325,407		306,747		21,542		22,422

CHANGE IN UNITS:

Beginning units		2,215		28,735		3,758		4,338		12,979		12,545		1,807		8,076

Units purchased		5,788		1,137		-		1,130		414,465		197,789		380		191

Units redeemed		(1,016)		(27,657)		(42)		(1,710)		(415,469)		(197,355)		(611)		(6,460)

Ending units		6,987		2,215		3,716		3,758		11,975		12,979		1,576		1,807

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVFHA				PMVGBA				PMVHYA				PMVID
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$21,557		13,582		40,393		17,825		55,489		53,555		509,843		447,570

Realized gain (loss) on investments		7,155		(15,211)		(36,121)		(5,179)		2,583		25,930		(19,624)		(82,230)

Change in unrealized gain (loss) on investments		(3,090)		19,854		103,050		(15,977)		9,759		(12,534)		462,026		40,557

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		25,622		18,225		107,322		(3,331)		67,831		66,951		952,245		405,897

Equity transactions:

Purchase payments received from contract owners (note 4)		150		118,484		48,305		332,180		49,532		44,183		219,787		882,778

Transfers between subaccounts, net		273,818		(155,360)		(136,915)		102,484		(110,523)		35,443		1,674,422		1,240,309

Redemptions (notes 2, 3, and 4)		(10,120)		(89,469)		(62,525)		(17,643)		(99,944)		(14,563)		(340,205)		(248,352)

Adjustments to maintain reserves		-		1		(2)		-		-		1		(2)		(1)

Net equity transactions		263,848		(126,344)		(151,137)		417,021		(160,935)		65,064		1,554,002		1,874,734

Net change in contract owners’ equity		289,470		(108,119)		(43,815)		413,690		(93,104)		132,015		2,506,247		2,280,631

Contract owners’ equity at beginning of period		432,670		540,789		848,194		434,504		965,915		833,900		8,782,534		6,501,903

Contract owners’ equity at end of period		$722,140		432,670		804,379		848,194		872,811		965,915		11,288,781		8,782,534

CHANGE IN UNITS:

Beginning units		19,484		25,683		49,900		25,434		35,679		32,923		618,321		482,526

Units purchased		19,193		10,440		5,740		25,534		132,092		85,977		147,670		227,130

Units redeemed		(7,393)		(16,639)		(13,670)		(1,068)		(138,180)		(83,221)		(44,728)		(91,335)

Ending units		31,284		19,484		41,970		49,900		29,591		35,679		721,263		618,321

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVLDA				PMVLGA				PMVRRA				PMVRSA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$79,959		79,869		46,236		21,888		39,050		24,536		1,460		2,275

Realized gain (loss) on investments		(9,753)		(3,840)		(21,669)		(4,124)		(10,536)		(194,238)		4,656		(6,090)

Change in unrealized gain (loss) on investments		39,144		12,825		61,201		(149,646)		55,311		186,946		4,517		7,337

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		109,350		88,854		85,768		(131,882)		83,825		17,244		10,633		3,522

Equity transactions:

Purchase payments received from contract owners (note 4)		-		67,591		75,572		3,360		23,414		6,183		10,803		-

Transfers between subaccounts, net		(3,424)		1,720		(142,085)		1,285,821		611,889		(936,203)		(23,415)		11,568

Redemptions (notes 2, 3, and 4)		(192,499)		(32,766)		(39,047)		(148,222)		(9,573)		(58,295)		(1,169)		(3,008)

Adjustments to maintain reserves		-		1		1		(2)		-		2		(1)		-

Net equity transactions		(195,923)		36,546		(105,559)		1,140,957		625,730		(988,313)		(13,782)		8,560

Net change in contract owners’ equity		(86,573)		125,400		(19,791)		1,009,075		709,555		(971,069)		(3,149)		12,082

Contract owners’ equity at beginning of period		2,040,333		1,914,933		1,426,281		417,206		819,391		1,790,460		85,217		73,135

Contract owners’ equity at end of period		$1,953,760		2,040,333		1,406,490		1,426,281		1,528,946		819,391		82,068		85,217

CHANGE IN UNITS:

Beginning units		130,025		127,523		77,950		21,430		43,609		97,318		9,098		8,133

Units purchased		607		6,602		10,875		98,027		35,080		5,416		10,936		12,434

Units redeemed		(12,637)		(4,100)		(16,505)		(41,507)		(3,234)		(59,125)		(12,658)		(11,469)

Ending units		117,995		130,025		72,320		77,950		75,455		43,609		7,376		9,098

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVTRA				PVGCBA				PVGMAA				PVSTA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$218,995		166,113		6,044		4,465		8,206		5,983		129,183		100,728

Realized gain (loss) on investments		(90,579)		(117,621)		254		177		(1,246)		(4,948)		9,957		13,217

Change in unrealized gain (loss) on investments		327,135		33,162		3,453		1,236		30,266		15,947		(6,878)		3,868

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		455,551		81,654		9,751		5,878		37,226		16,982		132,262		117,813

Equity transactions:

Purchase payments received from contract owners (note 4)		125,394		91,471		8,096		116,745		-		-		216,283		132,452

Transfers between subaccounts, net		1,026,032		1,070,026		-		-		-		(45)		1,602,344		983,567

Redemptions (notes 2, 3, and 4)		(245,152)		(53,690)		(4,043)		(4,489)		(5,901)		(1,609)		(213,439)		(219,901)

Adjustments to maintain reserves		(3)		1		1		1		-		-		-		-

Net equity transactions		906,271		1,107,808		4,054		112,257		(5,901)		(1,654)		1,605,188		896,118

Net change in contract owners’ equity		1,361,822		1,189,462		13,805		118,135		31,325		15,328		1,737,450		1,013,931

Contract owners’ equity at beginning of period		4,801,609		3,612,147		145,950		27,815		172,697		157,369		2,476,960		1,463,029

Contract owners’ equity at end of period		$6,163,431		4,801,609		159,755		145,950		204,022		172,697		4,214,410		2,476,960

CHANGE IN UNITS:

Beginning units		240,405		185,430		11,901		2,349		9,287		9,377		153,510		96,160

Units purchased		65,823		77,581		619		9,925		-		825		140,766		123,703

Units redeemed		(22,830)		(22,606)		(314)		(373)		(294)		(915)		(44,746)		(66,353)

Ending units		283,398		240,405		12,206		11,901		8,993		9,287		249,530		153,510

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROA30				PROAHY				PROBIO				PROBL
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		4,993		11,230		-		-		2,652		11,472

Realized gain (loss) on investments		-		2,985		4,066		238		167		(11,593)		(198,626)		90,812

Change in unrealized gain (loss) on investments		-		-		(4,234)		1,472		7,233		(8,951)		23,942		(3,953)

Reinvested capital gains		-		-		-		-		2,403		17,814		33,889		76,660

Net increase (decrease) in contract owners’ equity resulting from operations		-		2,985		4,825		12,940		9,803		(2,730)		(138,143)		174,991

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		-		22,291		-		-

Transfers between subaccounts, net		-		(2,933)		(14,580)		-		-		(25,587)		(928,806)		(164,570)

Redemptions (notes 2, 3, and 4)		-		(51)		(5,658)		(5,784)		(12,493)		(5,832)		(13,492)		(27,727)

Adjustments to maintain reserves		-		(1)		-		-		-		-		(1)		1

Net equity transactions		-		(2,985)		(20,238)		(5,784)		(12,493)		(9,128)		(942,299)		(192,296)

Net change in contract owners’ equity		-		-		(15,413)		7,156		(2,690)		(11,858)		(1,080,442)		(17,305)

Contract owners’ equity at beginning of period		-		-		215,559		208,403		32,457		44,315		1,385,763		1,403,068

Contract owners’ equity at end of period		$-		-		200,146		215,559		29,767		32,457		305,321		1,385,763

CHANGE IN UNITS:

Beginning units		-		-		10,728		11,026		627		854		28,252		35,039

Units purchased		-		3,420		9,507		-		-		4,358		20,618		77,090

Units redeemed		-		(3,420)		(10,860)		(298)		(198)		(4,585)		(43,484)		(83,877)

Ending units		-		-		9,375		10,728		429		627		5,386		28,252

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROBM				PROBNK				PROBR				PROCG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		-		-		2,121		2,095

Realized gain (loss) on investments		(2,523)		470		(1,544)		21,632		(810)		-		(18,202)		20,805

Change in unrealized gain (loss) on investments		-		(558)		-		-		-		-		(7,519)		(43,934)

Reinvested capital gains		-		-		-		-		-		-		23,336		45,070

Net increase (decrease) in contract owners’ equity resulting from operations		(2,523)		(88)		(1,544)		21,632		(810)		-		(264)		24,036

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		-		-		-		83,590

Transfers between subaccounts, net		2,523		-		1,548		(21,037)		810		-		-		(144,073)

Redemptions (notes 2, 3, and 4)		-		(8,228)		(4)		(594)		-		-		(40,126)		(12,468)

Adjustments to maintain reserves		-		1		-		(1)		-		-		-		-

Net equity transactions		2,523		(8,227)		1,544		(21,632)		810		-		(40,126)		(72,951)

Net change in contract owners’ equity		-		(8,315)		-		-		-		-		(40,390)		(48,915)

Contract owners’ equity at beginning of period		-		8,315		-		-		-		-		218,291		267,206

Contract owners’ equity at end of period		$-		-		-		-		-		-		177,901		218,291

CHANGE IN UNITS:

Beginning units		-		344		-		-		-		-		6,492		8,770

Units purchased		2,451		343		953		22,797		88,636		-		7		4,357

Units redeemed		(2,451)		(687)		(953)		(22,797)		(88,636)		-		(1,199)		(6,635)

Ending units		-		-		-		-		-		-		5,300		6,492

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROCS				PROEM				PROFIN				PROFUD
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		2,095		561		5		38		409		-

Realized gain (loss) on investments		2,288		3,183		34,686		(7,580)		9,191		25,695		(63)		-

Change in unrealized gain (loss) on investments		-		(8,307)		6,385		(4,547)		4,568		(7,686)		-		-

Reinvested capital gains		-		-		-		-		936		1,275		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,288		(5,124)		43,166		(11,566)		14,700		19,322		346		-

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		3,788		1		-		-		-

Transfers between subaccounts, net		(2,288)		(169,452)		(27,598)		15,916		(80,743)		33,363		(342)		-

Redemptions (notes 2, 3, and 4)		-		(1,065)		(5,791)		(1,115)		(10,812)		(1,174)		(4)		-

Adjustments to maintain reserves		-		-		1		(1)		1		(1)		-		-

Net equity transactions		(2,288)		(170,517)		(33,388)		18,588		(91,553)		32,188		(346)		-

Net change in contract owners’ equity		-		(175,641)		9,778		7,022		(76,853)		51,510		-		-

Contract owners’ equity at beginning of period		-		175,641		41,676		34,654		140,126		88,616		-		-

Contract owners’ equity at end of period		$-		-		51,454		41,676		63,273		140,126		-		-

CHANGE IN UNITS:

Beginning units		-		4,030		3,489		3,129		3,562		2,893		-		-

Units purchased		3,126		1,659		34,774		25,065		2,198		5,576		4,634		-

Units redeemed		(3,126)		(5,689)		(35,099)		(24,705)		(4,335)		(4,907)		(4,634)		-

Ending units		-		-		3,164		3,489		1,425		3,562		-		-

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROGVP				PROHC				PROIND				PROINT
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		486		2		90		-		681		3,481		5,130

Realized gain (loss) on investments		-		(4,426)		(6,770)		(2,482)		19,838		47,666		11,499		5,167

Change in unrealized gain (loss) on investments		-		-		11,519		(5,478)		46,276		(31,189)		-		-

Reinvested capital gains		-		-		4,408		6,487		13,659		48,463		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		-		(3,940)		9,159		(1,383)		79,773		65,621		14,980		10,297

Equity transactions:

Purchase payments received from contract owners (note 4)		-		1		-		-		7,776		22,733		-		(7,882)

Transfers between subaccounts, net		-		5,155		364		49,815		162,153		91,168		(12,544)		(1,971)

Redemptions (notes 2, 3, and 4)		-		(1,216)		(73,852)		(814)		(58,582)		(14,238)		(2,436)		(445)

Adjustments to maintain reserves		-		-		-		-		1		1		-		1

Net equity transactions		-		3,940		(73,488)		49,001		111,348		99,664		(14,980)		(10,297)

Net change in contract owners’ equity		-		-		(64,329)		47,618		191,121		165,285		-		-

Contract owners’ equity at beginning of period		-		-		106,788		59,170		473,209		307,924		-		-

Contract owners’ equity at end of period		$-		-		42,459		106,788		664,330		473,209		-		-

CHANGE IN UNITS:

Beginning units		-		-		2,313		1,292		10,853		8,155		-		-

Units purchased		-		10,842		684		4,575		12,142		31,500		27,472		17,885

Units redeemed		-		(10,842)		(2,180)		(3,554)		(10,000)		(28,802)		(27,472)		(17,885)

Ending units		-		-		817		2,313		12,995		10,853		-		-

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROJP				PROLCG				PROLCV				PROMC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$7,901		9,006		-		-		-		-		499		343

Realized gain (loss) on investments		(11,799)		(10,756)		532		389		-		3,599		(1,441)		13,242

Change in unrealized gain (loss) on investments		35,085		(17,593)		3,062		12,025		-		(4,967)		(144)		(7,675)

Reinvested capital gains		29,443		45,970		3,333		611		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		60,630		26,627		6,927		13,025		-		(1,368)		(1,086)		5,910

Equity transactions:

Purchase payments received from contract owners (note 4)		-		(1)		-		-		-		-		-		-

Transfers between subaccounts, net		260,005		132,089		-		(33,271)		-		(397,502)		2,091		(1,564)

Redemptions (notes 2, 3, and 4)		(161,864)		(2,386)		(1,994)		(2,548)		-		(9,378)		(563)		(67,334)

Adjustments to maintain reserves		1		1		-		-		-		-		-		-

Net equity transactions		98,142		129,703		(1,994)		(35,819)		-		(406,880)		1,528		(68,898)

Net change in contract owners’ equity		158,772		156,330		4,933		(22,794)		-		(408,248)		442		(62,988)

Contract owners’ equity at beginning of period		210,842		54,512		36,697		59,491		-		408,248		12,637		75,625

Contract owners’ equity at end of period		$369,614		210,842		41,630		36,697		-		-		13,079		12,637

CHANGE IN UNITS:

Beginning units		6,353		2,007		567		1,230		-		12,058		368		2,449

Units purchased		10,609		10,316		-		-		-		263		1,843		2,989

Units redeemed		(8,441)		(5,970)		(31)		(663)		-		(12,321)		(1,847)		(5,070)

Ending units		8,521		6,353		536		567		-		-		364		368

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROMCG				PROMCV				PRON				PRONET
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		8		19		1,484		1,287		-		-

Realized gain (loss) on investments		56		1,632		1		1,224		41,032		576		20,288		20,478

Change in unrealized gain (loss) on investments		(2,810)		4,133		77		(365)		(8,621)		1,399		(14,808)		4,568

Reinvested capital gains		6,754		2,818		217		328		25,929		37,986		-		1,827

Net increase (decrease) in contract owners’ equity resulting from operations		4,000		8,583		303		1,206		59,824		41,248		5,480		26,873

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		99,779		-		7,500		-

Transfers between subaccounts, net		-		528		2,482		(8,316)		(138,598)		179,703		(3,971)		(61,536)

Redemptions (notes 2, 3, and 4)		(404)		(801)		(23)		(68)		(11,632)		(11,041)		(116,232)		(1,296)

Adjustments to maintain reserves		1		1		(1)		1		-		1		-		1

Net equity transactions		(403)		(272)		2,458		(8,383)		(50,451)		168,663		(112,703)		(62,831)

Net change in contract owners’ equity		3,597		8,311		2,761		(7,177)		9,373		209,911		(107,223)		(35,958)

Contract owners’ equity at beginning of period		71,129		62,818		-		7,177		365,950		156,039		107,223		143,181

Contract owners’ equity at end of period		$74,726		71,129		2,761		-		375,323		365,950		-		107,223

CHANGE IN UNITS:

Beginning units		1,861		1,872		-		223		4,014		2,113		1,699		2,934

Units purchased		-		1,606		74		8		22,002		10,089		2,396		5,149

Units redeemed		(11)		(1,617)		-		(231)		(22,545)		(8,188)		(4,095)		(6,384)

Ending units		1,850		1,861		74		-		3,471		4,014		-		1,699

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROOG				PROPHR				PROPM				PRORE
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$532		525		-		-		801		867		1,102		332

Realized gain (loss) on investments		(841)		4,331		(149)		-		16,884		237		(4,219)		266

Change in unrealized gain (loss) on investments		(1,686)		1,620		-		-		26,520		658		2,975		(2,975)

Reinvested capital gains		2,967		1,143		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		972		7,619		(149)		-		44,205		1,762		(142)		(2,377)

Equity transactions:

Purchase payments received from contract owners (note 4)		-		10,426		-		-		94,988		-		-		-

Transfers between subaccounts, net		1,012		(75,760)		150		-		65,689		-		(141,659)		145,287

Redemptions (notes 2, 3, and 4)		(1,218)		(1,581)		(1)		-		(4,076)		(1,073)		(367)		(743)

Adjustments to maintain reserves		-		-		-		-		(1)		-		1		-

Net equity transactions		(206)		(66,915)		149		-		156,600		(1,073)		(142,025)		144,544

Net change in contract owners’ equity		766		(59,296)		-		-		200,805		689		(142,167)		142,167

Contract owners’ equity at beginning of period		23,935		83,231		-		-		24,968		24,279		142,167		-

Contract owners’ equity at end of period		$24,701		23,935		-		-		225,773		24,968		-		142,167

CHANGE IN UNITS:

Beginning units		1,424		5,137		-		-		4,084		4,232		5,855		-

Units purchased		850		38,406		346		-		23,721		-		7,798		6,099

Units redeemed		(886)		(42,119)		(346)		-		(13,053)		(148)		(13,653)		(244)

Ending units		1,388		1,424		-		-		14,752		4,084		-		5,855

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PRORRO				PROSC				PROSCG				PROSCN
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$406		865		1,743		2,070		-		-		-		-

Realized gain (loss) on investments		(1,203)		(9,715)		2,341		255		(314)		(681)		(6,815)		241,902

Change in unrealized gain (loss) on investments		173		1,169		14,195		11,998		1,609		(2,100)		(54,755)		(1,706)

Reinvested capital gains		711		9,650		-		-		8,247		499		198,383		38,567

Net increase (decrease) in contract owners’ equity resulting from operations		87		1,969		18,279		14,323		9,542		(2,282)		136,813		278,763

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		93,577		28,605		144,757		80,092

Transfers between subaccounts, net		(10,701)		9,376		(1,368)		40,028		908		5,423		(249,646)		70,522

Redemptions (notes 2, 3, and 4)		(118)		(138)		(1,752)		(1,130)		(1,930)		(3,729)		(247,183)		(32,332)

Adjustments to maintain reserves		-		-		-		-		-		(1)		1		(1)

Net equity transactions		(10,819)		9,238		(3,120)		38,898		92,555		30,298		(352,071)		118,281

Net change in contract owners’ equity		(10,732)		11,207		15,159		53,221		102,097		28,016		(215,258)		397,044

Contract owners’ equity at beginning of period		20,876		9,669		163,673		110,452		38,087		10,071		829,564		432,520

Contract owners’ equity at end of period		$10,144		20,876		178,832		163,673		140,184		38,087		614,306		829,564

CHANGE IN UNITS:

Beginning units		5,000		2,756		5,640		4,166		987		281		4,723		4,204

Units purchased		2,254		5,038		520		1,585		2,568		6,855		4,499		7,870

Units redeemed		(4,864)		(2,794)		(602)		(111)		(49)		(6,149)		(6,754)		(7,351)

Ending units		2,390		5,000		5,558		5,640		3,506		987		2,468		4,723

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROSCV				PROSEM				PROTEC				PROTEL
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		2,495		-		-		-		-

Realized gain (loss) on investments		-		(939)		-		(2,491)		961		16,490		179		1,412

Change in unrealized gain (loss) on investments		-		885		-		-		(10,159)		(1,388)		7,425		305

Reinvested capital gains		-		-		-		-		75,004		17,517		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		-		(54)		-		4		65,806		32,619		7,604		1,717

Equity transactions:

Purchase payments received from contract owners (note 4)		-		(147)		-		44,336		13,000		19,682		-		-

Transfers between subaccounts, net		-		(1,137)		-		(44,286)		(11,663)		122,914		60,664		1,065

Redemptions (notes 2, 3, and 4)		-		(2,517)		-		(54)		(32,535)		(15,121)		(2,051)		(223)

Adjustments to maintain reserves		-		-		-		-		-		(1)		1		-

Net equity transactions		-		(3,801)		-		(4)		(31,198)		127,474		58,614		842

Net change in contract owners’ equity		-		(3,855)		-		-		34,608		160,093		66,218		2,559

Contract owners’ equity at beginning of period		-		3,855		-		-		233,891		73,798		2,559		-

Contract owners’ equity at end of period		$-		-		-		-		268,499		233,891		68,777		2,559

CHANGE IN UNITS:

Beginning units		-		129		-		-		2,588		978		92		-

Units purchased		-		2,375		-		12,065		1,538		4,383		2,413		3,238

Units redeemed		-		(2,504)		-		(12,065)		(1,702)		(2,773)		(470)		(3,146)

Ending units		-		-		-		-		2,424		2,588		2,035		92

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROUB				PROUN				PROUSC				PROUSN
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,280		1,410		1,262		2,056		-		-		-		-

Realized gain (loss) on investments		34,138		(1,612)		105,980		192,100		-		1,448		-		3,179

Change in unrealized gain (loss) on investments		(21,270)		66,484		11,181		(33,439)		-		-		-		-

Reinvested capital gains		23,134		-		55,437		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		37,282		66,282		173,860		160,717		-		1,448		-		3,179

Equity transactions:

Purchase payments received from contract owners (note 4)		69,083		63,609		72,043		152,463		-		-		-		(4)

Transfers between subaccounts, net		31,279		(30,694)		27,834		(24,794)		-		(1,066)		-		(3,175)

Redemptions (notes 2, 3, and 4)		(175,212)		(4,214)		(280,392)		(9,822)		-		(382)		-		-

Adjustments to maintain reserves		-		1		1		(1)		-		-		-		-

Net equity transactions		(74,850)		28,702		(180,514)		117,846		-		(1,448)		-		(3,179)

Net change in contract owners’ equity		(37,568)		94,984		(6,654)		278,563		-		-		-		-

Contract owners’ equity at beginning of period		232,689		137,705		621,282		342,719		-		-		-		-

Contract owners’ equity at end of period		$195,121		232,689		614,628		621,282		-		-		-		-

CHANGE IN UNITS:

Beginning units		1,605		1,349		1,432		1,117		-		-		-		-

Units purchased		1,395		556		20,965		18,543		-		1,428		-		41,785,619

Units redeemed		(1,918)		(300)		(21,301)		(18,228)		-		(1,428)		-		(41,785,619)

Ending units		1,082		1,605		1,096		1,432		-		-		-		-

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROUTL				PVAGIB				PVEIB				PVHYB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,747		-		1,989		-		63,808		15,833		574		7,684

Realized gain (loss) on investments		2,921		(425)		(25)		-		149,843		65,215		2,067		12,955

Change in unrealized gain (loss) on investments		-		-		(771)		-		277,219		142,322		10,233		(754)

Reinvested capital gains		56		-		-		-		305,225		64,443		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		4,724		(425)		1,193		-		796,095		287,813		12,874		19,885

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		573,151		1,170,016		19,403		-

Transfers between subaccounts, net		63,974		4,948		23,858		-		(334,751)		1,807,739		(17,598)		112,907

Redemptions (notes 2, 3, and 4)		(409)		(4,523)		(515)		-		(565,616)		(68,123)		(198)		(1,309)

Adjustments to maintain reserves		(1)		-		-		-		(1)		(1)		(1)		(1)

Net equity transactions		63,564		425		23,343		-		(327,217)		2,909,631		1,606		111,597

Net change in contract owners’ equity		68,288		-		24,536		-		468,878		3,197,444		14,480		131,482

Contract owners’ equity at beginning of period		-		-		-		-		4,464,377		1,266,933		139,907		8,425

Contract owners’ equity at end of period		$68,288		-		24,536		-		4,933,255		4,464,377		154,387		139,907

CHANGE IN UNITS:

Beginning units		-		-		-		-		83,343		28,179		7,045		458

Units purchased		5,186		22,555		1,929		-		20,657		65,657		7,608		118,796

Units redeemed		(3,390)		(22,555)		(40)		-		(27,476)		(10,493)		(7,499)		(112,209)

Ending units		1,796		-		1,889		-		76,524		83,343		7,154		7,045

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVIB				PVIGIB				PVNOB				ROCMC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$337		369		2,289		-		14,431		202		-		-

Realized gain (loss) on investments		(1,527)		(20)		(23,031)		-		32,783		4,265		4,172		13,888

Change in unrealized gain (loss) on investments		1,319		(192)		4,155		-		(63,461)		64,701		(20,447)		(6,284)

Reinvested capital gains		-		-		1,605		-		253,880		654		9,140		13,315

Net increase (decrease) in contract owners’ equity resulting from operations		129		157		(14,982)		-		237,633		69,822		(7,135)		20,919

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		22,239		-		138,882		988,848		39,929		-

Transfers between subaccounts, net		(6,982)		-		82,760		-		(2,392,587)		1,060,680		(148,621)		(53,136)

Redemptions (notes 2, 3, and 4)		(16)		(63)		(3,495)		-		(63,152)		(11,090)		(2,909)		(1,094)

Adjustments to maintain reserves		-		-		1		-		1		(1)		-		-

Net equity transactions		(6,998)		(63)		101,505		-		(2,316,856)		2,038,437		(111,601)		(54,230)

Net change in contract owners’ equity		(6,869)		94		86,523		-		(2,079,223)		2,108,259		(118,736)		(33,311)

Contract owners’ equity at beginning of period		6,869		6,775		-		-		2,190,925		82,666		198,714		232,025

Contract owners’ equity at end of period		$-		6,869		86,523		-		111,702		2,190,925		79,978		198,714

CHANGE IN UNITS:

Beginning units		490		494		-		-		105,595		4,901		4,954		6,575

Units purchased		-		-		12,351		-		9,486		101,341		894		1,010

Units redeemed		(490)		(4)		(8,825)		-		(110,217)		(647)		(4,097)		(2,631)

Ending units		-		490		3,526		-		4,864		105,595		1,751		4,954

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ROCSC				TRBCG2				TREI2				TRHS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,092		2,569		-		-		8,150		8,862		-		-

Realized gain (loss) on investments		3,609		4,255		542,784		131,180		(743)		(630)		(49,828)		(42,250)

Change in unrealized gain (loss) on investments		(9,493)		(13,117)		(171,631)		1,057,153		9,559		9,436		199,068		(124,731)

Reinvested capital gains		11,882		8,685		481,527		210,292		58,252		35,752		49,941		120,439

Net increase (decrease) in contract owners’ equity resulting from operations		9,090		2,392		852,680		1,398,625		75,218		53,420		199,181		(46,542)

Equity transactions:

Purchase payments received from contract owners (note 4)		50,587		599		420,691		129,857		-		69,536		46,831		69,908

Transfers between subaccounts, net		(53,028)		(11,911)		91,030		22,475		8,722		(9,956)		(93,290)		418,316

Redemptions (notes 2, 3, and 4)		(44,824)		(20,068)		(811,472)		(595,661)		(21,345)		(19,267)		(107,764)		(322,569)

Adjustments to maintain reserves		(1)		(1)		1		(1)		-		-		-		-

Net equity transactions		(47,266)		(31,381)		(299,750)		(443,330)		(12,623)		40,313		(154,223)		165,655

Net change in contract owners’ equity		(38,176)		(28,989)		552,930		955,295		62,595		93,733		44,958		119,113

Contract owners’ equity at beginning of period		213,049		242,038		4,927,382		3,972,087		546,737		453,004		1,286,797		1,167,684

Contract owners’ equity at end of period		$174,873		213,049		5,480,312		4,927,382		609,332		546,737		1,331,755		1,286,797

CHANGE IN UNITS:

Beginning units		5,382		6,322		61,836		67,379		15,104		13,939		15,102		13,899

Units purchased		1,222		1,233		20,526		13,181		308		2,084		4,540		9,216

Units redeemed		(2,549)		(2,173)		(24,292)		(18,724)		(655)		(919)		(6,374)		(8,013)

Ending units		4,055		5,382		58,070		61,836		14,757		15,104		13,268		15,102

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRLT2				TRMCG2				TAVV				VVGGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$11,412		11,850		-		-		883		7,776		5,163		2,538

Realized gain (loss) on investments		(4,906)		(5,901)		150		56		(32,568)		5,134		37,188		(10,065)

Change in unrealized gain (loss) on investments		8,663		8,429		(12,070)		(4,326)		46,903		(48,044)		265,782		6,445

Reinvested capital gains		-		-		15,807		5,637		2,868		23,778		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		15,169		14,378		3,887		1,367		18,086		(11,356)		308,133		(1,082)

Equity transactions:

Purchase payments received from contract owners (note 4)		52,976		1		54,926		35,756		-		16,751		(408)		-

Transfers between subaccounts, net		-		(41,292)		(11)		-		86,736		84,555		517,903		13,220

Redemptions (notes 2, 3, and 4)		(112,872)		(26,575)		(1,942)		(1,996)		(191,344)		(18,827)		(15,472)		(2,531)

Adjustments to maintain reserves		(1)		(1)		-		1		-		-		-		(90)

Net equity transactions		(59,897)		(67,867)		52,973		33,761		(104,608)		82,479		502,023		10,599

Net change in contract owners’ equity		(44,728)		(53,489)		56,860		35,128		(86,522)		71,123		810,156		9,517

Contract owners’ equity at beginning of period		272,586		326,075		57,774		22,646		286,771		215,648		86,304		76,787

Contract owners’ equity at end of period		$227,858		272,586		114,634		57,774		200,249		286,771		896,460		86,304

CHANGE IN UNITS:

Beginning units		19,428		24,333		4,710		2,013		10,873		7,991		6,279		6,392

Units purchased		3,706		2,508		5,644		2,871		6,852		8,459		34,202		6,097

Units redeemed		(7,734)		(7,413)		(1,307)		(174)		(12,094)		(5,577)		(15,818)		(6,210)

Ending units		15,400		19,428		9,047		4,710		5,631		10,873		24,663		6,279

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VWBF				VWEM				VWHA				VVB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,511		2,904		2,731		5,488		3,560		3,988		204,552		166,765

Realized gain (loss) on investments		4,664		553		4,024		(90,375)		(3,902)		(21,660)		84,907		91,705

Change in unrealized gain (loss) on investments		3,310		(2,875)		87,304		93,032		51,670		18,783		447,349		538,907

Reinvested capital gains		-		-		-		-		-		-		999,286		410,891

Net increase (decrease) in contract owners’ equity resulting from operations		10,485		582		94,059		8,145		51,328		1,111		1,736,094		1,208,268

Equity transactions:

Purchase payments received from contract owners (note 4)		(32)		-		(30)		-		(334)		-		1,263,057		1,860,637

Transfers between subaccounts, net		107,258		(11,837)		21,541		(130,706)		60,077		(79,093)		(237,089)		1,048,066

Redemptions (notes 2, 3, and 4)		(8,611)		(224)		(14,130)		(6,204)		(24,016)		(87,744)		(757,501)		(914,226)

Adjustments to maintain reserves		-		1		-		-		1		1		1		-

Net equity transactions		98,615		(12,060)		7,381		(136,910)		35,728		(166,836)		268,468		1,994,477

Net change in contract owners’ equity		109,100		(11,478)		101,440		(128,765)		87,056		(165,725)		2,004,562		3,202,745

Contract owners’ equity at beginning of period		40,223		51,701		318,854		447,619		142,768		308,493		10,920,208		7,717,463

Contract owners’ equity at end of period		$149,323		40,223		420,294		318,854		229,824		142,768		12,924,770		10,920,208

CHANGE IN UNITS:

Beginning units		2,337		3,088		11,055		15,707		5,838		12,257		457,121		369,944

Units purchased		14,382		2,359		3,001		760		2,838		-		102,963		141,490

Units redeemed		(9,396)		(3,110)		(2,840)		(5,412)		(1,790)		(6,419)		(94,369)		(54,313)

Ending units		7,323		2,337		11,216		11,055		6,886		5,838		465,715		457,121

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVCA				VVCG				VVDV				VVEI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$14,952		24,199		18,793		19,875		38,724		39,098		177,801		154,360

Realized gain (loss) on investments		(42,264)		(3,576)		106,431		54,938		80,158		127,544		47,427		122,476

Change in unrealized gain (loss) on investments		170,541		25,152		351,464		171,749		131,730		50,995		492,197		211,214

Reinvested capital gains		21,134		22,607		105,553		47,800		242,350		167,899		605,162		359,947

Net increase (decrease) in contract owners’ equity resulting from operations		164,363		68,382		582,241		294,362		492,962		385,536		1,322,587		847,997

Equity transactions:

Purchase payments received from contract owners (note 4)		724,606		9,605		84,185		22,627		380,750		93,842		945,909		455,277

Transfers between subaccounts, net		58,604		29,281		(195,788)		237,838		(443,289)		659,131		608,047		789,612

Redemptions (notes 2, 3, and 4)		(401,047)		(22,194)		(111,481)		(454,097)		(302,788)		(87,717)		(418,072)		(636,108)

Adjustments to maintain reserves		-		1		1		(1)		-		1		-		3

Net equity transactions		382,163		16,693		(223,083)		(193,633)		(365,327)		665,257		1,135,884		608,784

Net change in contract owners’ equity		546,526		85,075		359,158		100,729		127,635		1,050,793		2,458,471		1,456,781

Contract owners’ equity at beginning of period		1,009,834		924,759		2,204,557		2,103,828		3,136,465		2,085,672		7,451,698		5,994,917

Contract owners’ equity at end of period		$1,556,360		1,009,834		2,563,715		2,204,557		3,264,100		3,136,465		9,910,169		7,451,698

CHANGE IN UNITS:

Beginning units		78,367		76,947		59,503		64,238		115,225		87,808		267,401		247,033

Units purchased		69,568		3,186		14,602		17,002		20,768		42,214		76,972		73,037

Units redeemed		(40,527)		(1,766)		(20,321)		(21,737)		(33,094)		(14,797)		(39,134)		(52,669)

Ending units		107,408		78,367		53,784		59,503		102,899		115,225		305,239		267,401

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVEIX				VVG				VVGBI				VVHGB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$128,861		119,458		(4,455)		3,573		53,455		38,691		685,976		444,695

Realized gain (loss) on investments		1,092,083		720,405		388,026		(550,163)		(11,532)		(11,892)		(267,094)		(291,890)

Change in unrealized gain (loss) on investments		1,192,647		1,353,443		508,895		2,539,637		122,049		6,808		1,002,217		12,560

Reinvested capital gains		327,048		431,550		437,796		-		3,722		1,602		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,740,639		2,624,856		1,330,262		1,993,047		167,694		35,209		1,421,099		165,365

Equity transactions:

Purchase payments received from contract owners (note 4)		1,439,901		617,120		781,139		394,068		93,486		222,534		980,745		583,275

Transfers between subaccounts, net		(240,290)		2,032,993		1,468		(1,275,917)		2,236,814		256,777		2,383,984		4,242,681

Redemptions (notes 2, 3, and 4)		(1,080,989)		(888,066)		(293,407)		(313,754)		(66,249)		(59,812)		(879,766)		(1,181,469)

Adjustments to maintain reserves		-		-		-		(1)		-		-		-		(1)

Net equity transactions		118,622		1,762,047		489,200		(1,195,604)		2,264,051		419,499		2,484,963		3,644,486

Net change in contract owners’ equity		2,859,261		4,386,903		1,819,462		797,443		2,431,745		454,708		3,906,062		3,809,851

Contract owners’ equity at beginning of period		15,010,846		10,623,943		7,576,806		6,779,363		1,936,791		1,482,083		20,688,731		16,878,880

Contract owners’ equity at end of period		$17,870,107		15,010,846		9,396,268		7,576,806		4,368,536		1,936,791		24,594,793		20,688,731

CHANGE IN UNITS:

Beginning units		401,449		353,816		173,375		206,012		188,870		147,098		1,775,973		1,463,258

Units purchased		102,004		107,598		49,740		47,362		223,438		51,842		383,315		536,944

Units redeemed		(96,393)		(59,965)		(38,707)		(79,999)		(8,235)		(10,070)		(180,037)		(224,229)

Ending units		407,060		401,449		184,408		173,375		404,073		188,870		1,979,251		1,775,973

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVHYB				VVI				VVMA				VVMCI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$227,383		162,803		57,698		82,178		56,691		50,491		115,868		73,415

Realized gain (loss) on investments		8,099		35,948		(940,520)		(275,332)		422,011		1,477		40,348		100,986

Change in unrealized gain (loss) on investments		94,906		(7,787)		2,083,975		615,826		(182,774)		139,296		531,811		810,186

Reinvested capital gains		-		-		554,650		274,315		105,490		46,204		582,842		78,137

Net increase (decrease) in contract owners’ equity resulting from operations		330,388		190,964		1,755,803		696,987		401,418		237,468		1,270,869		1,062,724

Equity transactions:

Purchase payments received from contract owners (note 4)		484,087		198,637		539,314		884,949		1,449,759		-		1,306,749		618,706

Transfers between subaccounts, net		722,208		(121,583)		(836,349)		(861,785)		(2,617,300)		129,354		1,087,244		3,382,727

Redemptions (notes 2, 3, and 4)		(180,926)		(230,881)		(352,607)		(485,727)		(344,171)		(20,477)		(840,504)		(322,391)

Adjustments to maintain reserves		-		-		(1)		2		(1)		1		(3)		2

Net equity transactions		1,025,369		(153,827)		(649,643)		(462,561)		(1,511,713)		108,878		1,553,486		3,679,044

Net change in contract owners’ equity		1,355,757		37,137		1,106,160		234,426		(1,110,295)		346,346		2,824,355		4,741,768

Contract owners’ equity at beginning of period		3,314,900		3,277,763		8,861,168		8,626,742		2,672,856		2,326,510		10,813,353		6,071,585

Contract owners’ equity at end of period		$4,670,657		3,314,900		9,967,328		8,861,168		1,562,561		2,672,856		13,637,708		10,813,353

CHANGE IN UNITS:

Beginning units		209,622		220,086		429,803		454,997		186,768		178,899		396,113		255,301

Units purchased		85,669		43,872		68,239		89,462		109,026		9,347		120,219		171,761

Units redeemed		(24,101)		(54,336)		(94,044)		(114,656)		(201,584)		(1,478)		(67,324)		(30,949)

Ending units		271,190		209,622		403,998		429,803		94,210		186,768		449,008		396,113

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVREI				VVSCG				VVSTC				VVTISI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$96,038		77,083		1,525		1,670		520,646		403,741		343,815		196,333

Realized gain (loss) on investments		(132,658)		3,735		(20,585)		(9,216)		(151,225)		(116,914)		(62,553)		12,583

Change in unrealized gain (loss) on investments		85,079		33,185		50,468		83,116		531,020		282,730		3,352,655		33,483

Reinvested capital gains		67,996		71,965		67,496		-		-		-		231,368		37,344

Net increase (decrease) in contract owners’ equity resulting from operations		116,455		185,968		98,904		75,570		900,441		569,557		3,865,285		279,743

Equity transactions:

Purchase payments received from contract owners (note 4)		400,068		617,390		221,950		86,213		402,735		513,399		1,671,906		1,510,542

Transfers between subaccounts, net		(68,852)		630,190		624,961		133,791		(56,265)		565,904		880,793		2,940,318

Redemptions (notes 2, 3, and 4)		(196,416)		(121,823)		(49,491)		(10,248)		(634,976)		(586,517)		(651,992)		(320,749)

Adjustments to maintain reserves		2		-		(2)		1		1		1		-		2

Net equity transactions		134,802		1,125,757		797,418		209,757		(288,505)		492,787		1,900,707		4,130,113

Net change in contract owners’ equity		251,257		1,311,725		896,322		285,327		611,936		1,062,344		5,765,992		4,409,856

Contract owners’ equity at beginning of period		3,943,141		2,631,416		901,554		616,227		13,289,134		12,226,790		11,269,668		6,859,812

Contract owners’ equity at end of period		$4,194,398		3,943,141		1,797,876		901,554		13,901,070		13,289,134		17,035,660		11,269,668

CHANGE IN UNITS:

Beginning units		192,192		134,004		38,894		29,536		1,075,906		1,035,730		861,866		549,758

Units purchased		49,922		76,069		37,004		10,567		304,528		247,577		268,528		358,916

Units redeemed		(43,345)		(17,881)		(2,617)		(1,209)		(324,532)		(207,401)		(141,256)		(46,808)

Ending units		198,769		192,192		73,281		38,894		1,055,902		1,075,906		989,138		861,866

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVTSM				PIHYB2				PIVB2				PIVEI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$342,242		195,119		16,235		35,568		11,830		12,122		495		479

Realized gain (loss) on investments		74,192		972,231		(11,518)		23,660		(801)		(39,827)		(385)		1,821

Change in unrealized gain (loss) on investments		804,701		2,878,677		(4,116)		4,116		12,052		34,903		(1,178)		(4,406)

Reinvested capital gains		1,933,009		1,437,062		-		-		-		-		3,684		4,602

Net increase (decrease) in contract owners’ equity resulting from operations		3,154,144		5,483,089		601		63,344		23,081		7,198		2,616		2,496

Equity transactions:

Purchase payments received from contract owners (note 4)		1,256,440		4,301,403		(23)		44,316		(2)		227		-		-

Transfers between subaccounts, net		(5,785,814)		4,072,190		(915,455)		837,694		203,710		(142,268)		-		-

Redemptions (notes 2, 3, and 4)		(997,575)		(2,075,414)		(8,857)		(21,620)		(3,178)		(26,277)		(1,985)		(33,423)

Adjustments to maintain reserves		(2)		1		(1)		1		(1)		(2)		-		(1)

Net equity transactions		(5,526,951)		6,298,180		(924,336)		860,391		200,529		(168,320)		(1,985)		(33,424)

Net change in contract owners’ equity		(2,372,807)		11,781,269		(923,735)		923,735		223,610		(161,122)		631		(30,928)

Contract owners’ equity at beginning of period		31,608,916		19,827,647		923,735		-		234,034		395,156		24,690		55,618

Contract owners’ equity at end of period		$29,236,109		31,608,916		-		923,735		457,644		234,034		25,321		24,690

CHANGE IN UNITS:

Beginning units		899,191		696,048		34,095		-		12,578		21,879		552		1,380

Units purchased		157,538		333,378		164,140		117,198		10,275		2,091		-		-

Units redeemed		(343,695)		(130,235)		(198,235)		(83,103)		(265)		(11,392)		(43)		(828)

Ending units		713,034		899,191		-		34,095		22,588		12,578		509		552

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PIVF2				PIVMV2				PIVSI2				VRVDIA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$205		2,036		360		1,783		24,283		22,563		-		115

Realized gain (loss) on investments		93,202		15,757		5,038		(90)		(2,470)		(24,292)		3		4,043

Change in unrealized gain (loss) on investments		(72,601)		45,621		(2,435)		2,859		35,089		23,830		-		(4,960)

Reinvested capital gains		12,259		18,847		1,604		6,226		-		-		-		99

Net increase (decrease) in contract owners’ equity resulting from operations		33,065		82,261		4,567		10,778		56,902		22,101		3		(703)

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		8,963		-		(1)		-		-

Transfers between subaccounts, net		-		232,101		(28,584)		54,909		7,947		3,136		(36)		(70,825)

Redemptions (notes 2, 3, and 4)		(471,988)		(5,406)		(62,295)		(3,781)		(8,408)		(63,929)		-		(462)

Adjustments to maintain reserves		-		(1)		1		(3)		-		1		1		-

Net equity transactions		(471,988)		226,694		(90,878)		60,088		(461)		(60,793)		(35)		(71,287)

Net change in contract owners’ equity		(438,923)		308,955		(86,311)		70,866		56,441		(38,692)		(32)		(71,990)

Contract owners’ equity at beginning of period		542,629		233,674		107,478		36,612		524,149		562,841		32		72,022

Contract owners’ equity at end of period		$103,706		542,629		21,167		107,478		580,590		524,149		-		32

CHANGE IN UNITS:

Beginning units		8,127		4,281		2,727		1,028		25,562		28,509		2		4,528

Units purchased		1		4,878		371		1,797		683		3,788		-		353

Units redeemed		(6,866)		(1,032)		(2,613)		(98)		(703)		(6,735)		(2)		(4,879)

Ending units		1,262		8,127		485		2,727		25,542		25,562		-		2

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$
	VRVDRA				VRVNMA
	2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$13,166		10,079		27,242		31,161
Realized gain (loss) on investments		(15,404)		(7,176)		45,448		(2,770)
Change in unrealized gain (loss) on investments		5,151		50,090		(6,631)		3,724
Reinvested capital gains		2,131		6,301		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,044		59,294		66,059		32,115

Equity transactions:
Purchase payments received from contract owners (note 4)		63,589		13,401		33,644		337,913
Transfers between subaccounts, net		(16,517)		186,666		(447,669)		(26,341)
Redemptions (notes 2, 3, and 4)		(146,667)		(26,771)		(46,829)		(32,230)
Adjustments to maintain reserves		(1)		(2)		-		-

Net equity transactions		(99,596)		173,294		(460,854)		279,342

Net change in contract owners’ equity		(94,552)		232,588		(394,795)		311,457
Contract owners’ equity at beginning of period		593,301		360,713		890,114		578,657

Contract owners’ equity at end of period		$498,749		593,301		495,319		890,114

CHANGE IN UNITS:
Beginning units		19,772		13,334		53,262		36,672
Units purchased		2,940		9,204		24,053		22,856
Units redeemed		(6,210)		(2,766)		(49,765)		(6,266)

Ending units		16,502		19,772		27,550		53,262

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Jefferson National VA Separate Account 1, formerly, Jefferson National Life of New York Annuity Account 1, (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company of New York (the Company) on June 20, 2014. On July 1, 2025, Jefferson National Life Insurance Company of New York merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. In addition to the merger, the Separate Account, known formerly as The Jefferson National Life of New York Annuity Account 1, underwent a name change to The Nationwide Jefferson National VA Separate Account 1. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The Separate Account offers investment-only variable annuity products.

(b)	The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)*

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)*

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)

ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)*

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)*

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)*

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)

Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (DFVUTV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 (FVFI2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)*

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)*

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)*

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)*

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)*

Rydex Variable Trust - Internet Fund (RINF)*

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)*

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)*

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)*

Rydex Variable Trust - Leisure Fund (RLF)*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)*

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)*

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)*

Rydex Variable Trust - Transportation Fund (RTRF)*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)*

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)*

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)*

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)*

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)*

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)*

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)*

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)*

Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)*

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)*

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II

(LACDV2)*

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)*

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)*

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)*

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)*

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class (WRBDP)

Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class (WRBP)

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)*

Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class (WRGNR)

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class (WRLTBP)

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)

Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class (WRSTP)

Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class (WRVP)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)*

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)*

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)*

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 2 (NOTG2)*

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)*

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)*

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 2 (NOTMG2)*

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class (MNCPS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PROFUNDS

ProFunds - ProFund VP Asia 30 (PROA30)*

ProFunds - ProFund Access VP High Yield (PROAHY)

ProFunds - ProFund VP Biotechnology (PROBIO)

ProFunds - ProFund VP Bull (PROBL)

ProFunds - ProFund VP Materials (PROBM)*

ProFunds - ProFund VP Banks (PROBNK)*

ProFunds - ProFund VP Bear (PROBR)*

ProFunds - ProFund VP Consumer Staples (PROCG)

ProFunds - ProFund VP Consumer Discretionary (PROCS)*

ProFunds - ProFund VP Europe 30 (PROE30)*

ProFunds - ProFund VP Emerging Markets (PROEM)

ProFunds - ProFund VP Financials (PROFIN)

ProFunds - ProFund VP Falling U.S. Dollar (PROFUD)*

ProFunds - ProFund VP Government Money Market (PROGMM)*

ProFunds - ProFund VP U.S. Government Plus (PROGVP)*

ProFunds - ProFund VP Health Care (PROHC)

ProFunds - ProFund VP Industrials (PROIND)

ProFunds - ProFund VP International (PROINT)*

ProFunds - ProFund VP Japan (PROJP)

ProFunds - ProFund VP Large-Cap Growth (PROLCG)

ProFunds - ProFund VP Large-Cap Value (PROLCV)*

ProFunds - ProFund VP Mid-Cap (PROMC)

ProFunds - ProFund VP Mid-Cap Growth (PROMCG)

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

ProFunds - ProFund VP Mid-Cap Value (PROMCV)

ProFunds - ProFund VP Nasdaq-100 (PRON)

ProFunds - ProFund VP Internet (PRONET)*

ProFunds - ProFund VP Energy (PROOG)

ProFunds - ProFund VP Pharmaceuticals (PROPHR)*

ProFunds - ProFund VP Precious Metals (PROPM)

ProFunds - ProFund VP Real Estate (PRORE)*

ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)

ProFunds - ProFund VP Small-Cap (PROSC)

ProFunds - ProFund VP Small-Cap Growth (PROSCG)

ProFunds - ProFund VP Semiconductor (PROSCN)

ProFunds - ProFund VP Small-Cap Value (PROSCV)*

ProFunds - ProFund VP Short Emerging Markets (PROSEM)*

ProFunds - ProFund VP Short International (PROSIN)*

ProFunds - ProFund VP Short Mid-Cap (PROSMC)*

ProFunds - ProFund VP Short Nasdaq-100 (PROSN)*

ProFunds - ProFund VP Short Small-Cap (PROSSC)*

ProFunds - ProFund VP Technology (PROTEC)

ProFunds - ProFund VP Communication Services (PROTEL)

ProFunds - ProFund VP UltraBull (PROUB)

ProFunds - ProFund VP UltraMid-Cap (PROUMC)*

ProFunds - ProFund VP UltraNasdaq-100 (PROUN)

ProFunds - ProFund VP UltraSmall-Cap (PROUSC)*

ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN)*

ProFunds - ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB (PVAGIB)

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)*

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)*

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II (PIHYB2)*

Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II (PIVB2)

Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)

Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)*

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

•	At December 31, 2025, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)	10/25/2024

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)	10/25/2024

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)	10/25/2024

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	11/14/2024

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)	12/9/2024

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)	2/28/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)	5/8/2025

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)	6/23/2025

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	6/23/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)	7/28/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)	9/12/2025

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)	10/14/2025

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)	11/12/2025

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)	11/25/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)		2/28/2025

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)		4/1/2025

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)		4/11/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)		10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)	2/28/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	10/24/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

DFVEA	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class	5/1/2025

DFVGB	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio	5/1/2025

DFVGMI	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	5/1/2025

DFVIS	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio	DFA Investment Dimensions Group Inc. - VA International Small Portfolio	5/1/2025

DFVIV	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio	DFA Investment Dimensions Group Inc. - VA International Value Portfolio	5/1/2025

DFVSTF	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio	5/1/2025

DFVULV	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio	5/1/2025

DFVUTV	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio	5/1/2025

FVFI2	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2	Fidelity Variable Insurance Products Fund - VIP Freedom Income Fund Portfolio: Service Class 2	5/1/2025

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

OVIGS	Invesco V.I. International Growth Fund: Series II	Invesco Oppenheimer V.I. International Growth Fund: Series II	8/22/2025

GEM2	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	2/3/2025

MSBF	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	6/26/2025

NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	5/1/2025

NVMIVX	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	1/31/2025

NVNSR1	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	6/18/2025

TRF	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	9/22/2025

AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025

DWVSVS	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	10/31/2025

WRASP	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	12/1/2025

WRBDP	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class	10/31/2025

WRBP	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class	10/31/2025

WRENG	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	10/31/2025

WRGNR	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class	10/31/2025

WRHIP	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	10/31/2025

WRLTBP	Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class	10/31/2025

WRMCG	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	10/31/2025

WRSTP	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class	10/31/2025

WRVP	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class	10/31/2025

PIHYB2	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	3/31/2025

PIVB2	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II	3/31/2025

PIVEI2	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II	3/31/2025

PIVF2	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	3/31/2025

PIVMV2	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	3/31/2025

PIVSI2	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II	3/31/2025

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Expenses

The Company deducts a monthly subscription charge of $20 to issue and administer each Monument Advisor NY and Monument Advisor Select NY contract. These fees were $218,799 and $192,822 for the years ended December 31, 2025 and 2024, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

The Company deducts a total daily charge from certain low-cost investments of Monument Advisor NY and Monument Advisor Select NY, which is between 0.05% and 0.25% of the daily total net assets depending on the investment option. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $536,381 and $442,552 for the years ended December 31, 2025 and 2024, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account.

(3)	Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABTGB	$12,947	$796
ALVGIA	40,492	138,622
ALVIVB	1,256	13,056
ALVSVB	184,734	15,429
APTGBS	1,294,017	700,856
ALCAI2	572,507	1,137,129

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

ALCGI2	963,102	40,577
ALMGI2	259,414	302,038
SVOF	-	107,030
AAEIP3	84,142	101,815
AAGEA2	118,314	18,298
ABEAA2	526,255	76,539
ACEAA2	13,976	225,673
AGEAA2	736,396	39,219
AUGEA2	547,938	42,623
AMVAA4	1,101,754	135,413
AMVBC4	514,290	124,743
AMVBD4	1,164,366	971,607
AMVCB4	1,359,713	321,019
AMVGB4	121,425	48,742
AMVGG4	793,157	154,118
AMVGI4	875,785	485,788
AMVGR4	814,609	429,886
AMVGS4	27,996	39,880
AMVGW4	463,015	104,172
AMVHI4	2,844,459	3,703,079
AMVI4	6,715	29,642
AMVIG4	317,015	82,532
AMVM4	479,733	423,342
AMVNW4	1,637,405	467,750
AMVUA4	405,042	258,001
AVPAP2	33,444	8,195
AVRBP2	65,338	3,426
BRVED3	62,455	5,954
BRVHY3	169,390	8,958
BRVTR3	317,989	116,258
BVLCC3	27,263	5,651
BVLCV3	48,055	73
BVLFG3	291,367	533,442
MLVGA3	586,546	187,207
DSIF	171,414	193,620
DSRG	53,607	496,462
DVSCS	515,177	462,669
CVN1IF	47,639	414,439
CVSBF	61,676	114,876
CLVGT2	376,406	381,158
CLVLV1	94,076	278,372
CLVSI2	33,844	73,704
CLVSV1	69,913	20,312
CSCRS	131,123	123,383
DFVEA	1,692,891	378,800
DFVGB	1,026,083	659,860
DFVGMI	2,290,735	2,780,889
DFVIS	1,560,571	739,478
DFVIV	2,131,343	1,304,249
DFVSTF	1,362,925	857,152
DFVULV	1,819,802	528,181
DFVUTV	1,981,334	1,074,761
ETVFR	1,267,154	1,392,464
FHIB	47,544	146,372
FVK2S	94,303	6,915

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

FVU2	55,276	376,444
FB2	574,229	62,295
FC2	4,894,929	1,045,910
FDSCS2	360,254	50,970
FEI2	459,373	253,747
FEMS2	368,328	29,766
FG2	1,628,271	515,855
FGI2	485,952	161,767
FGO2	654,972	781,138
FHI2	31,081	39,915
FIGBP2	1,069,860	276,593
FMC2	181,845	77,284
FNRS2	156,254	479,060
FO2	985,463	1,145,827
FRESS2	4,040	611
FV2	206,428	183,392
FVFI2	3,726	41,570
FVFRHI	1,657,432	554,688
FVICA2	340,312	1,673,353
FVSIS2	497,808	750,121
FVSS2	182,576	265,123
FEOVF	2,711,717	567,321
FTVGI2	6,283	7,523
FTVGR2	3,125	12,111
FTVIS2	28,139	96,581
FTVMS2	1,870	177
FTVRD2	95,501	145,282
FTVSI2	158,284	95,636
FTVUG2	1,884,818	1,792,264
GVFRB	325,019	1,879,625
GVR2XS	394,291	385,991
GVTRBE	1,373,212	423,562
RAF	234,016	217,726
RBF	1,159	1,126
RBKF	147,414	169,490
RBMF	250,389	222,410
RELF	185,752	411,945
RENF	3,973	3,251
RESF	80,335	77,930
RFSF	45,427	49,036
RHCF	139,052	143,837
RHYS	90,104	374,125
RINF	705,021	673,719
RJNF	88,134	95,289
RLF	117,834	125,601
RMED	63,979	88,544
RNF	9,817	6
ROF	733,434	1,346,907
RPMF	220,676	141,162
RREF	761	84
RRF	36,360	29,592
RTEC	190,825	128,248
RTEL	56,915	59,554
RTRF	31	5,044
RUGB	353,934	332,056

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

RUTL	577,685	627,609
RVARS	636	15,113
RVCMD	217,052	199,453
RVF	2,068,459	2,056,913
RVISC	98,083	96,172
RVLCG	595,041	88,730
RVLCV	34,861	38,592
RVMCG	15,027	557,796
RVMCV	144,804	11,368
RVMFU	7,400	50,561
RVSCG	111,041	94,318
RVSCV	32,284	30,454
RVSDL	377	9,215
RVWDL	11,372	11,252
SBLP	3,492,587	3,453,748
ACC1	680,617	61,324
AVHY1	3,447,473	3,453,254
AVIE	5,881	52,989
IVBRA2	123,205	471,910
IVCPBI	692,709	166,816
IVDDI	40,497	462,121
IVGMMI	46,264,237	55,847,045
IVGS1	73,627	2,834
IVHS	146,626	240,719
IVKEI1	192,676	6,058
IVMCC2	8,999	20,356
IVRE	3,561	21,713
IVT	3,461,602	367,513
OVGIS	537	6,305
OVGSS	5,024	32,975
OVIGS	10,265	65,308
JABIN	380,147	1,074,859
JAEI	1,030,935	265,407
JAFBS	107,389	672
JAFRIN	328,255	90,588
JAGRIN	362,498	84,917
JAGSEI	8,210	65
JAIG	288,029	134,643
JARIN	686,341	212,960
JMCVIN	310,602	104,046
JHEVTN	448,611	474,925
LZREMS	20,919	58,176
LZRIES	8,019	152,547
LZRUSM	9,431	1,788
LPVCAI	4,491	248
LPVCII	149,381	99,337
LVCLGI	235,992	279,414
SBVHY	1,138,603	1,134,459
SBVSG2	134,386	248,928
LACB2	121,610	8,276
LACDV2	1	33,219
LACI2	7,254	538
LACIPS	13,383	50,821
LACLV2	427	15,020
LACU2	7,627	704,705

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

LACV2	3	4,594
LOVBD	4,617,871	4,698,229
LOVCDG	78,971	34,059
LOVGI	26,128	19
MEGSS	640,100	57,014
MNDSC	126,826	27,456
MVFSC	286,159	46,058
MVIGSC	1,364,796	45,557
MGRFV	189,734	84,899
DTRTFY	373,428	32,994
GEM	49,528	6
GEM2	4,495	9,764
GIG	345,790	32,223
GVEXD	13,508,922	1,942,498
GVIXY	1,589,667	166,406
MCIFD	3,159,316	341,532
MSBF	381,624	6,799
NDES2	578,365	5,452
NFDIW2	47,599	23
NJMIM2	17,412	6
NNASD2	868,883	16,543
NVAMVX	524,270	508
NVBXD	2,191,645	227,261
NVCBDY	655,353	355,100
NVDCAP	3,000	5
NVFIY	418,741	74,377
NVGEY	157,206	24,530
NVMIVX	177,440	96,173
NVMLG1	486,552	395,228
NVMMV1	37,439	476
NVOLG1	255,373	178,701
NVSIXD	2,193,530	869,360
NVSTB1	46,778	10
SAMY	56,421,749	37,996,406
SCVF	26,555	105
TRF	120,862	34,900
AMCG	1,133,618	1,067,063
AMRI	723	63
AMTB	141,948	27,612
NALG	25,539	70,686
NAMG	-	50,199
NASCV	86,097	433,103
DWVSVS	356,571	38,697
WRASP	45,051	10,153
WRBDP	188,952	60,206
WRBP	1,928	628
WRGNR	76,792	6,568
WRHIP	4,519,004	3,518,374
WRLTBP	83,738	132,466
WRMCG	513,617	138,151
WRSTP	54,690	73,819
WRVP	578	572
NOTC2	153,725	1,693
NOVPDI	109	157
NOVPM	1,809	-

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

MNCPS	57,484	263,753
PMUBAM	81,344	7,428
PMVAAA	4,474	1,084
PMVEBA	10,412,939	10,439,987
PMVFBA	4,045	6,347
PMVFHA	452,908	167,502
PMVGBA	126,579	237,321
PMVHYA	3,733,055	3,838,500
PMVID	2,552,995	489,149
PMVLDA	89,877	205,841
PMVLGA	227,799	287,123
PMVRRA	723,421	58,640
PMVRSA	113,740	126,062
PMVTRA	1,492,971	367,703
PVGCBA	14,140	4,043
PVGMAA	8,206	5,901
PVSTA	2,386,983	652,611
PROAHY	199,757	215,002
PROBIO	2,403	12,493
PROBL	1,076,922	1,982,680
PROBM	61,921	59,398
PROBNK	31,676	30,132
PROBR	115,042	114,232
PROCG	25,456	40,126
PROCS	150,106	152,394
PROEM	481,287	512,580
PROFIN	85,246	175,859
PROFUD	30,409	30,346
PROHC	35,517	104,595
PROIND	517,014	392,007
PROINT	490,156	501,655
PROJP	429,990	294,504
PROLCG	3,333	1,994
PROMC	66,865	64,838
PROMCG	6,754	403
PROMCV	2,706	23
PRON	2,075,598	2,098,636
PRONET	167,446	280,149
PROOG	18,078	14,786
PROPHR	10,439	10,290
PROPM	271,223	113,821
PRORE	197,073	337,996
PRORRO	10,161	19,862
PROSC	16,612	17,989
PROSCG	102,733	1,931
PROSCN	1,166,255	1,319,944
PROTEC	229,457	185,652
PROTEL	72,053	13,440
PROUB	55,693	106,129
PROUN	8,978,389	9,102,205
PROUTL	191,787	126,419
PVAGIB	25,847	515
PVEIB	1,343,040	1,301,224

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PVHYB	154,336	152,156
PVIB	337	6,998
PVIGIB	268,689	163,290
PVNOB	410,664	2,459,209
ROCMC	49,068	151,530
ROCSC	66,530	98,822
TRBCG2	2,086,323	1,904,546
TREI2	78,146	24,367
TRHS2	440,292	544,573
TRLT2	64,387	112,872
TRMCG2	85,017	16,237
TAVV	213,723	314,580
VVGGS	762,020	254,834
VWBF	190,862	89,736
VWEM	98,750	88,638
VWHA	63,638	24,351
VVB	3,335,670	1,863,364
VVCA	925,108	506,860
VVCG	670,732	769,471
VVDV	854,861	939,115
VVEI	2,889,322	970,477
VVEIX	3,880,070	3,305,540
VVG	2,449,480	1,526,939
VVGBI	2,409,067	87,838
VVHGB	4,729,522	1,558,583
VVHYB	1,482,616	229,863
VVI	1,978,738	2,016,032
VVMA	1,618,044	2,967,575
VVMCI	3,609,835	1,357,637
VVREI	997,543	698,708
VVSCG	920,940	54,501
VVSTC	3,615,307	3,383,166
VVTISI	4,025,339	1,549,449
VVTSM	7,631,033	10,882,732
PIHYB2	4,620,382	5,528,483
PIVB2	217,281	4,921
PIVEI2	4,179	1,984
PIVF2	12,464	471,988
PIVMV2	1,965	90,879
PIVSI2	39,025	15,204
VRVDIA	-	36
VRVDRA	95,040	179,340
VRVNMA	417,936	851,549

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6)	Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ABTGB
2025	0.00%	2,984	$30.54	$91,133	0.00%	6.03%
2024	0.00%	2,973	28.80	85,623	0.00%	5.96%
2023	0.00%	1,225	27.18	33,297	0.05%	15.70%
2022	0.00%	1,235	23.49	29,006	0.00%	-27.17%

ALVGIA
2025	0.00%	7,929	48.83	387,173	1.07%	10.47%
2024	0.00%	10,811	44.20	477,868	1.43%	13.02%
2023	0.00%	9,950	39.11	389,161	1.60%	12.03%
2022	0.00%	8,627	34.91	301,178	1.40%	-4.19%
2021	0.00%	8,824	36.44	321,553	0.80%	28.16%

ALVIVB
2025	0.00%	4,083	13.61	55,575	2.14%	41.27%
2024	0.00%	5,170	9.64	49,819	2.33%	4.81%
2023	0.00%	5,270	9.19	48,449	0.70%	14.83%
2022	0.00%	5,354	8.01	42,863	4.19%	-13.79%
2021	0.00%	5,423	9.29	50,364	1.68%	10.85%

ALVSVB
2025	0.00%	4,884	42.00	205,112	0.65%	2.64%
2024	0.00%	1,421	40.92	58,147	0.60%	9.72%
2023	0.00%	2,439	37.29	90,953	0.79%	16.86%
2022	0.00%	2,946	31.91	93,998	0.89%	-15.82%
2021	0.00%	6,334	37.91	240,092	0.66%	35.60%

APTGBS
2025	0.00%	88,539	24.79	2,194,593	12.28%	59.59%
2024	0.00%	68,617	15.53	1,065,714	8.60%	24.34%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	48,819	12.49	609,805	0.36%	10.51%
2022	0.00%	21,040	11.30	237,824	0.00%	-5.06%
2021	0.00%	33,669	11.91	400,849	11.14%	-5.87%

ALCAI2
2025	0.00%	4,205	185.58	780,314	0.00%	32.87%
2024	0.00%	9,331	139.67	1,303,229	0.00%	48.13%
2023	0.00%	3,043	94.29	286,895	0.00%	43.13%
2022	0.00%	3,186	65.88	209,902	0.00%	-36.52%
2021	0.00%	5,386	103.78	558,904	0.00%	19.13%

ALCGI2
2025	0.00%	9,368	105.23	985,783	0.00%	30.27%
2024	0.00%	380	80.78	30,687	0.00%	42.89%
2023	0.00%	489	56.53	27,633	0.00%	32.67%

ALMGI2
2025	0.00%	2,645	60.36	159,652	0.00%	16.76%
2024	0.00%	3,503	51.70	181,106	0.00%	21.07%
2023	0.00%	11,537	42.70	492,625	0.00%	23.17%
2022	0.00%	7,973	34.67	276,377	0.00%	-36.07%
2021	0.00%	7,065	54.23	383,102	0.00%	4.20%

SVDF
2023	0.00%	1,703	63.88	108,789	0.00%	20.14%
2022	0.00%	2,348	53.17	124,863	0.00%	-37.85%
2021	0.00%	3,660	85.55	313,121	0.00%	-5.04%

SVOF
2024	0.00%	1,572	65.74	103,375	0.05%	15.05%

AAEIP3
2025	0.00%	5,913	20.58	121,700	4.12%	4.66%
2024	0.00%	7,739	19.67	152,186	3.00%	40.60%
2023	0.00%	8,381	13.99	117,231	2.87%	13.91%
2022	0.00%	22,934	12.28	281,618	4.86%	17.32%
2021	0.00%	10,282	10.47	107,618	2.35%	37.77%

AAGEA2
2025	0.00%	27,905	33.81	943,502	1.17%	20.00%
2024	0.00%	26,864	28.18	756,917	4.97%	14.58%
2023	0.00%	2,569	24.59	63,171	4.22%	16.88%
2022	0.00%	653	21.04	13,731	1.30%	-13.17%
2021	0.00%	876	24.23	21,217	1.01%	18.33%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ABEAA2
2025	0.00%	57,873	26.01	1,505,264	2.11%	14.82%
2024	0.00%	46,413	22.65	1,051,412	1.75%	10.17%
2023	0.00%	48,826	20.56	1,003,967	2.72%	12.82%
2022	0.00%	34,954	18.23	637,062	1.71%	-12.88%
2021	0.00%	35,288	20.92	738,268	1.34%	10.79%

ACEAA2
2025	0.00%	31,222	17.13	534,764	2.47%	8.82%
2024	0.00%	45,373	15.74	714,119	3.25%	5.29%
2023	0.00%	16,028	14.95	239,583	7.37%	7.84%
2022	0.00%	4,486	13.86	62,176	2.64%	-11.82%
2021	0.00%	1,949	15.72	30,634	1.42%	2.28%

AGEAA2
2025	0.00%	69,195	30.66	2,121,545	1.77%	17.91%
2024	0.00%	50,916	26.00	1,323,955	1.66%	12.67%
2023	0.00%	40,257	23.08	929,064	2.63%	15.27%
2022	0.00%	15,189	20.02	304,111	1.61%	-13.25%
2021	0.00%	15,237	23.08	351,672	1.25%	14.88%

AUGEA2
2025	0.00%	62,067	21.30	1,322,265	2.37%	11.70%
2024	0.00%	42,687	19.07	814,124	3.84%	7.97%
2023	0.00%	9,479	17.66	167,439	2.15%	10.59%
2022	0.00%	9,589	15.97	153,154	1.75%	-12.54%
2021	0.00%	9,700	18.26	177,141	1.43%	6.47%

AMVAA4
2025	0.00%	190,177	26.98	5,131,433	2.01%	15.59%
2024	0.00%	168,413	23.34	3,931,333	2.72%	16.11%
2023	0.00%	72,822	20.10	1,464,035	2.02%	14.02%
2022	0.00%	76,717	17.63	1,352,652	1.73%	-13.66%
2021	0.00%	73,513	20.42	1,501,271	1.47%	14.84%

AMVBC4
2025	0.00%	40,850	36.22	1,479,663	1.42%	16.90%
2024	0.00%	32,264	30.99	999,734	1.58%	18.85%
2023	0.00%	26,909	26.07	701,548	1.97%	16.97%
2022	0.00%	20,921	22.29	466,300	1.78%	-8.69%
2021	0.00%	10,360	24.41	252,869	1.76%	27.51%

AMVBD4

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	176,536	12.85	2,268,001	4.40%	6.98%
2024	0.00%	169,631	12.01	2,037,067	4.94%	0.98%
2023	0.00%	117,076	11.89	1,392,343	3.30%	4.72%
2022	0.00%	114,206	11.36	1,296,952	2.69%	-12.75%
2021	0.00%	57,105	13.02	743,256	1.46%	-0.59%

AMVCB4
2025	0.00%	167,257	17.87	2,989,193	2.87%	20.16%
2024	0.00%	105,402	14.87	1,567,732	3.65%	9.93%
2023	0.00%	65,848	13.53	890,937	3.19%	8.76%
2022	0.00%	30,253	12.44	376,378	2.69%	-7.37%
2021	0.00%	23,646	13.43	317,595	2.51%	14.68%

AMVGB4
2025	0.00%	34,464	10.66	367,307	3.20%	9.03%
2024	0.00%	28,537	9.77	278,934	1.98%	-3.32%
2023	0.00%	24,866	10.11	251,411	0.00%	5.89%
2022	0.00%	26,257	9.55	250,695	0.21%	-17.84%
2021	0.00%	25,219	11.62	293,078	1.75%	-5.18%

AMVGG4
2025	0.00%	60,318	22.78	1,374,067	1.44%	21.34%
2024	0.00%	35,776	18.77	671,660	1.52%	13.39%
2023	0.00%	9,892	16.56	163,789	0.70%	22.29%
2022	0.00%	10,410	13.54	140,938	0.48%	-24.92%
2021	0.00%	10,459	18.03	188,609	0.17%	16.14%

AMVGI4
2025	0.00%	54,462	41.83	2,278,088	0.74%	17.77%
2024	0.00%	54,157	35.52	1,923,520	1.00%	23.92%
2023	0.00%	49,726	28.66	1,425,230	1.14%	25.82%
2022	0.00%	59,181	22.78	1,348,086	1.23%	-16.71%
2021	0.00%	43,986	27.35	1,202,912	1.09%	23.80%

AMVGR4
2025	0.00%	42,867	61.11	2,619,563	0.12%	19.93%
2024	0.00%	39,106	50.96	1,992,710	0.17%	31.30%
2023	0.00%	40,018	38.81	1,553,094	0.18%	38.14%
2022	0.00%	40,455	28.10	1,136,612	0.11%	-30.11%
2021	0.00%	38,692	40.20	1,555,505	0.06%	21.68%

AMVGS4
2025	0.00%	17,280	15.04	259,960	0.19%	14.33%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	18,499	13.16	243,416	0.83%	2.12%
2023	0.00%	17,675	12.89	227,757	0.03%	15.79%
2022	0.00%	15,431	11.13	171,729	0.00%	-29.69%
2021	0.00%	6,845	15.83	108,340	0.00%	6.43%

AMVGW4
2025	0.00%	40,032	20.34	814,155	1.37%	24.46%
2024	0.00%	21,101	16.34	344,798	1.91%	13.70%
2023	0.00%	15,290	14.37	219,743	2.65%	20.65%
2022	0.00%	7,751	11.91	92,326	3.64%	-17.57%
2021	0.00%	1,975	14.45	28,544	1.14%	14.46%

AMVHI4
2025	0.00%	43,890	17.93	787,011	4.40%	7.94%
2024	0.00%	98,412	16.61	1,634,922	5.28%	9.39%
2023	0.00%	127,218	15.19	1,932,118	16.63%	12.18%
2022	0.00%	11,783	13.54	159,522	3.85%	-9.53%
2021	0.00%	5,908	14.96	88,413	1.25%	8.18%

AMVI4
2025	0.00%	25,511	18.69	476,784	1.18%	26.41%
2024	0.00%	27,333	14.79	404,123	0.94%	2.93%
2023	0.00%	37,724	14.36	541,876	0.93%	15.56%
2022	0.00%	56,955	12.43	707,974	1.49%	-21.02%
2021	0.00%	60,848	15.74	957,679	2.69%	-1.71%

AMVIG4
2025	0.00%	90,724	16.22	1,471,715	2.53%	35.09%
2024	0.00%	74,447	12.01	893,958	2.60%	3.11%
2023	0.00%	56,276	11.65	655,397	2.48%	15.66%
2022	0.00%	55,525	10.07	559,109	3.28%	-15.52%
2021	0.00%	20,462	11.92	243,898	5.98%	5.09%

AMVM4
2025	0.00%	9,722	12.17	118,305	3.60%	8.32%
2024	0.00%	6,091	11.23	68,426	2.42%	0.35%
2023	0.00%	34,900	11.20	390,714	3.77%	3.51%
2022	0.00%	32,905	10.82	355,889	1.59%	-10.16%
2021	0.00%	2,826	12.04	34,025	0.25%	-0.78%

AMVNW4
2025	0.00%	239,257	22.48	5,378,825	1.04%	27.93%
2024	0.00%	193,362	17.57	3,398,086	1.26%	6.33%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	152,144	16.53	2,514,524	1.26%	15.67%
2022	0.00%	153,802	14.29	2,197,598	1.17%	-22.25%
2021	0.00%	119,126	18.38	2,189,296	0.72%	4.63%

AMVUA4
2025	0.00%	81,917	11.55	946,057	3.97%	7.54%
2024	0.00%	71,522	10.74	768,110	5.17%	0.44%
2023	0.00%	41,739	10.69	446,271	4.18%	2.62%
2022	0.00%	21,062	10.42	219,440	3.07%	-11.20%
2021	0.00%	33,408	11.73	391,959	0.96%	-0.88%

AVPAP2
2025	0.00%	19,196	20.80	399,296	2.61%	11.67%
2024	0.00%	19,601	18.63	365,101	1.92%	14.63%
2023	0.00%	19,990	16.25	324,844	1.83%	10.23%
2022	0.00%	20,403	14.74	300,776	2.21%	-13.97%
2021	0.00%	20,892	17.14	358,002	1.36%	12.50%

AVRBP2
2025	0.00%	13,577	20.75	281,739	1.81%	10.66%
2024	0.00%	10,551	18.75	197,874	1.66%	13.99%
2023	0.00%	9,328	16.45	153,473	1.79%	9.73%
2022	0.00%	6,924	14.99	103,816	4.57%	-9.16%
2021	0.00%	3,924	16.51	64,763	1.58%	17.11%

BRVED3
2025	0.00%	5,056	44.63	225,649	2.15%	21.32%
2024	0.00%	4,281	36.79	157,479	2.21%	9.71%
2023	0.00%	5,169	33.53	173,330	1.86%	11.99%
2022	0.00%	4,178	29.94	125,118	1.01%	-4.10%
2021	0.00%	6,988	31.23	218,205	1.29%	20.30%

BRVHY3
2025	0.00%	44,185	21.54	951,600	6.96%	9.08%
2024	0.00%	39,149	19.74	772,922	6.66%	7.85%
2023	0.00%	40,010	18.31	732,403	6.24%	12.90%
2022	0.00%	40,303	16.21	653,453	5.22%	-10.56%
2021	0.00%	67,028	18.13	1,215,005	4.21%	5.21%

BRVTR3
2025	0.00%	71,825	13.24	951,087	4.45%	7.60%
2024	0.00%	58,802	12.31	723,639	3.96%	1.14%
2023	0.00%	32,292	12.17	392,935	3.37%	5.41%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	14,914	11.54	172,162	1.83%	-14.27%
2021	0.00%	53,853	13.47	725,141	1.48%	-1.69%

BVLCC3
2025	0.00%	3,909	64.93	253,804	0.24%	19.73%
2024	0.00%	4,012	54.23	217,595	0.50%	25.11%
2023	0.00%	2,844	43.35	123,292	0.85%	24.90%
2022	0.00%	966	34.71	33,519	0.41%	-20.16%
2021	0.00%	2,207	43.47	95,914	0.06%	28.06%

BVLCV3
2025	0.00%	1,073	48.32	51,863	5.10%	17.99%
2024	0.00%	149	40.96	6,087	1.41%	16.13%
2023	0.00%	151	35.27	5,311	1.29%	13.37%

BVLFG3
2025	0.00%	6,638	81.16	538,752	0.00%	11.48%
2024	0.00%	10,995	72.80	800,444	0.00%	31.39%
2023	0.00%	18,223	55.41	1,009,680	0.00%	52.47%
2022	0.00%	2,147	36.34	78,010	0.00%	-38.25%
2021	0.00%	2,502	58.85	147,276	0.00%	17.78%

MLVGA3
2025	0.00%	64,156	25.73	1,650,861	4.66%	19.51%
2024	0.00%	56,779	21.53	1,222,521	1.49%	8.93%
2023	0.00%	52,138	19.77	1,030,595	2.61%	12.49%
2022	0.00%	47,155	17.57	828,613	0.00%	-16.07%
2021	0.00%	45,771	20.94	958,315	0.82%	6.42%

DSIF
2025	0.25%	18,212	43.26	787,877	1.00%	17.24%
2024	0.25%	19,936	36.90	735,632	1.17%	24.35%
2023	0.25%	18,141	29.67	538,324	1.36%	25.61%
2022	0.25%	20,910	23.62	493,957	1.38%	-18.52%
2021	0.25%	15,642	28.99	453,505	1.18%	28.09%

DSRG
2024	0.00%	6,311	66.43	419,275	0.31%	24.89%
2023	0.00%	2,548	53.19	135,562	0.70%	23.82%
2022	0.00%	2,471	42.96	106,136	0.67%	-22.87%
2021	0.00%	1,295	55.70	72,147	0.76%	27.00%

DVSCS
2025	0.00%	45,617	57.24	2,611,123	1.31%	5.36%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	50,459	54.33	2,741,450	0.77%	7.96%
2023	0.00%	27,198	50.33	1,368,751	1.01%	15.39%
2022	0.00%	24,573	43.61	1,071,720	0.92%	-16.65%
2021	0.00%	27,392	52.33	1,433,331	0.65%	26.14%

CVN1IF
2024	0.00%	29,487	10.63	313,406	0.00%	6.29%	*****

CVSBF
2025	0.00%	35,010	26.02	911,044	1.64%	11.68%
2024	0.00%	39,741	23.30	926,032	1.88%	18.91%
2023	0.00%	32,156	19.60	630,118	1.62%	16.42%
2022	0.00%	32,668	16.83	549,872	1.25%	-15.47%
2021	0.00%	31,504	19.91	627,295	0.93%	14.72%

CLVGT2
2025	0.00%	10,846	243.66	2,642,705	0.00%	34.37%
2024	0.00%	12,119	181.33	2,197,506	0.00%	26.58%
2023	0.00%	15,269	143.25	2,187,370	0.00%	44.87%
2022	0.00%	15,051	98.89	1,488,297	0.00%	-31.86%
2021	0.00%	16,134	145.12	2,341,295	0.21%	38.69%

CLVLV1
2025	0.00%	3,118	52.03	162,237	0.00%	28.27%
2024	0.00%	7,707	40.57	312,633	0.00%	12.86%
2023	0.00%	8,233	35.94	295,913	0.00%	5.39%
2022	0.00%	8,398	34.10	286,406	0.00%	-1.84%
2021	0.00%	4,064	34.74	141,194	0.00%	26.29%

CLVSI2
2025	0.00%	26,555	14.15	375,874	4.37%	7.16%
2024	0.00%	30,705	13.21	405,563	3.72%	4.51%
2023	0.00%	70,477	12.64	890,740	3.73%	9.20%
2022	0.00%	56,106	11.57	649,356	2.31%	-11.52%
2021	0.00%	48,241	13.08	630,996	5.22%	1.63%

CLVSV1
2025	0.00%	5,105	35.02	178,768	0.00%	6.59%
2024	0.00%	3,727	32.86	122,455	0.00%	13.93%
2023	0.00%	9,312	28.84	268,541	0.00%	13.14%
2022	0.00%	11,605	25.49	295,798	0.00%	-14.71%
2021	0.00%	11,385	29.88	340,219	0.00%	30.93%

CSCRS

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	7,242	8.65	62,637	6.75%	15.36%
2024	0.00%	7,172	7.50	53,776	3.01%	4.83%
2023	0.00%	7,674	7.15	54,891	18.53%	-9.11%
2022	0.00%	7,786	7.87	61,274	17.49%	16.03%
2021	0.00%	10,555	6.78	71,596	7.17%	27.90%

DFVEA
2025	0.25%	593,103	22.71	13,468,759	2.15%	19.64%
2024	0.25%	544,567	18.98	10,336,054	2.09%	14.81%
2023	0.25%	464,369	16.53	7,676,901	2.65%	19.85%
2022	0.25%	325,617	13.79	4,491,661	1.98%	-13.90%
2021	0.25%	276,735	16.02	4,433,451	2.66%	24.06%

DFVGB
2025	0.25%	330,324	12.12	4,004,007	4.33%	4.09%
2024	0.25%	312,662	11.65	3,640,984	6.04%	5.12%
2023	0.25%	223,392	11.08	2,474,712	4.30%	4.79%
2022	0.25%	204,509	10.57	2,161,940	1.64%	-6.57%
2021	0.25%	207,961	11.31	2,352,959	0.78%	-1.29%

DFVGMI
2025	0.25%	242,283	22.05	5,343,263	2.23%	14.40%
2024	0.25%	268,305	19.28	5,172,475	2.57%	11.71%
2023	0.25%	319,284	17.26	5,510,074	2.79%	14.44%
2022	0.25%	295,016	15.08	4,448,898	1.81%	-11.18%
2021	0.25%	172,997	16.98	2,937,185	1.52%	13.92%

DFVIS
2025	0.25%	177,590	22.41	3,979,261	3.99%	36.65%
2024	0.25%	153,247	16.40	2,512,938	3.49%	3.56%
2023	0.25%	148,261	15.83	2,347,689	3.11%	13.83%
2022	0.25%	152,942	13.91	2,127,626	2.71%	-17.85%
2021	0.25%	125,377	16.93	2,123,116	2.77%	14.28%

DFVIV
2025	0.25%	286,291	22.76	6,516,701	4.70%	45.27%
2024	0.25%	267,435	15.67	4,190,334	4.32%	6.35%
2023	0.25%	254,610	14.73	3,751,014	4.42%	17.57%
2022	0.25%	291,117	12.53	3,648,044	3.52%	-3.70%
2021	0.25%	352,429	13.01	4,585,929	4.37%	17.82%

DFVSTF
2025	0.25%	455,687	11.83	5,392,266	4.49%	4.07%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.25%	430,840	11.37	4,898,758	5.61%	5.22%
2023	0.25%	318,213	10.81	3,438,696	3.64%	4.72%
2022	0.25%	343,327	10.32	3,542,854	1.57%	-1.40%
2021	0.25%	260,749	10.47	2,729,001	0.01%	-0.44%

DFVULV
2025	0.25%	245,233	27.82	6,823,145	2.11%	15.54%
2024	0.25%	214,095	24.08	5,155,697	2.24%	13.10%
2023	0.25%	201,030	21.29	4,280,376	2.10%	10.65%
2022	0.25%	210,944	19.24	4,059,325	2.16%	-5.12%
2021	0.25%	215,169	20.28	4,363,854	1.80%	26.72%

DFVUTV
2025	0.25%	232,007	27.10	6,288,493	1.90%	8.67%
2024	0.25%	219,880	24.94	5,484,153	1.48%	7.87%
2023	0.25%	216,675	23.12	5,010,092	1.59%	19.73%
2022	0.25%	215,946	19.31	4,170,257	1.42%	-4.45%
2021	0.25%	181,117	20.21	3,660,641	1.61%	39.33%

ETVFR
2025	0.00%	103,577	18.27	1,892,174	6.82%	3.95%
2024	0.00%	117,621	17.57	2,066,999	7.90%	7.68%
2023	0.00%	137,158	16.32	2,238,413	8.17%	11.21%
2022	0.00%	231,617	14.67	3,398,906	4.80%	-2.74%
2021	0.00%	131,675	15.09	1,986,670	2.86%	3.63%

FHIB
2025	0.00%	7,599	34.97	265,764	5.50%	8.23%
2024	0.00%	11,085	32.31	358,194	8.27%	6.27%
2023	0.00%	19,593	30.41	595,740	4.36%	12.71%
2022	0.00%	10,215	26.98	275,558	6.00%	-11.78%
2021	0.00%	13,330	30.58	407,615	4.50%	4.85%

FVK2S
2025	0.00%	17,418	46.17	804,136	0.00%	11.26%
2024	0.00%	17,285	41.49	717,192	0.63%	16.78%
2023	0.00%	17,340	35.53	616,107	0.00%	14.86%
2022	0.00%	17,146	30.94	530,426	0.00%	-30.26%
2021	0.00%	19,929	44.36	883,970	0.00%	2.26%

FVU2
2025	0.00%	21,436	40.00	857,458	3.13%	7.03%
2024	0.00%	31,128	37.37	1,163,355	2.49%	15.56%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	15,176	32.34	490,805	1.78%	8.68%
2022	0.00%	13,810	29.76	410,973	1.90%	-13.75%
2021	0.00%	14,417	34.50	497,439	1.70%	18.51%

FB2
2025	0.00%	49,200	42.86	2,108,767	1.73%	14.96%
2024	0.00%	39,103	37.28	1,457,958	1.90%	15.63%
2023	0.00%	30,123	32.25	971,331	1.48%	21.23%
2022	0.00%	38,620	26.60	1,027,184	1.05%	-18.19%
2021	0.00%	64,096	32.51	2,083,756	0.81%	17.99%

FC2
2025	0.00%	100,721	74.44	7,497,284	0.00%	21.19%
2024	0.00%	63,907	61.42	3,925,101	0.03%	33.45%
2023	0.00%	52,264	46.02	2,405,411	0.28%	33.12%
2022	0.00%	63,311	34.57	2,188,942	0.28%	-26.49%
2021	0.00%	58,846	47.03	2,767,667	0.03%	27.51%

FDSCS2
2025	0.00%	25,146	47.90	1,204,438	0.81%	17.09%
2024	0.00%	19,599	40.91	801,751	0.93%	16.57%
2023	0.00%	7,718	35.09	270,845	0.95%	20.67%
2022	0.00%	5,725	29.08	166,489	0.60%	-18.45%
2021	0.00%	5,191	35.66	185,127	0.19%	20.39%

FEI2
2025	0.00%	15,991	48.70	778,809	2.01%	18.75%
2024	0.00%	12,721	41.01	521,727	1.02%	15.06%
2023	0.00%	37,451	35.65	1,334,989	1.91%	10.38%
2022	0.00%	32,245	32.29	1,041,349	2.04%	-5.25%
2021	0.00%	16,141	34.08	550,139	1.46%	24.60%

FEMS2
2025	0.00%	26,225	14.71	385,743	4.83%	40.79%
2024	0.00%	1,911	10.45	19,968	1.15%	4.48%	*****

FG2
2025	0.00%	38,454	95.73	3,681,417	0.05%	14.61%
2024	0.00%	30,644	83.53	2,559,724	0.00%	30.07%
2023	0.00%	23,592	64.22	1,515,066	0.00%	35.89%
2022	0.00%	9,317	47.26	440,316	0.28%	-24.64%
2021	0.00%	46,534	62.71	2,918,311	0.00%	22.90%

FGI2

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	10,556	64.83	684,333	2.11%	21.21%
2024	0.00%	6,564	53.49	351,083	2.08%	21.96%
2023	0.00%	2,984	43.86	130,883	2.03%	18.37%
2022	0.00%	3,152	37.05	116,788	1.87%	-5.17%
2021	0.00%	2,300	39.07	89,873	2.77%	25.64%

FGO2
2025	0.00%	14,317	126.81	1,815,447	0.00%	21.63%
2024	0.00%	16,171	104.25	1,685,885	0.00%	38.56%
2023	0.00%	29,293	75.24	2,203,992	0.00%	45.30%
2022	0.00%	18,482	51.78	957,032	0.00%	-38.32%
2021	0.00%	24,514	83.95	2,057,865	0.00%	11.67%

FHI2
2025	0.00%	3,961	20.52	81,293	5.83%	10.31%
2024	0.00%	4,666	18.61	86,807	6.64%	8.62%
2023	0.00%	3,884	17.13	66,528	5.54%	10.24%
2022	0.00%	3,860	15.54	59,982	4.52%	-11.67%
2021	0.00%	2,367	17.59	41,632	2.77%	4.29%

FIGBP2
2025	0.00%	380,552	14.69	5,591,707	3.72%	6.93%
2024	0.00%	338,825	13.74	4,655,990	3.47%	1.50%
2023	0.00%	253,913	13.54	3,437,638	2.40%	6.00%
2022	0.00%	266,287	12.77	3,401,082	3.25%	-13.21%
2021	0.00%	128,681	14.72	1,893,748	1.92%	-0.90%

FMC2
2025	0.00%	21,031	39.91	839,342	0.27%	11.49%
2024	0.00%	20,612	35.80	737,860	0.48%	17.18%
2023	0.00%	10,239	30.55	312,816	0.43%	14.80%
2022	0.00%	7,047	26.61	187,528	0.28%	-14.97%
2021	0.00%	6,133	31.30	191,931	0.34%	25.31%

FNRS2
2025	0.00%	5,984	34.04	203,691	1.30%	10.34%
2024	0.00%	16,111	30.85	496,986	2.03%	4.02%
2023	0.00%	10,902	29.66	323,311	2.59%	0.70%
2022	0.00%	11,182	29.45	329,314	2.06%	62.87%
2021	0.00%	5,044	18.08	91,204	2.49%	54.83%	*****

FO2
2025	0.00%	14,614	26.22	383,193	0.70%	20.05%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	19,250	21.84	420,433	1.98%	4.81%
2023	0.00%	7,254	20.84	151,163	0.82%	20.22%
2022	0.00%	7,419	17.33	128,605	0.62%	-24.68%
2021	0.00%	10,493	23.01	241,487	0.33%	19.39%

FRESS2
2025	0.00%	7,780	26.37	205,132	1.94%	2.90%
2024	0.00%	7,804	25.62	199,972	3.98%	6.25%
2023	0.00%	8,919	24.12	215,102	1.97%	10.89%
2022	0.00%	12,691	21.75	276,007	1.26%	-27.69%
2021	0.00%	6,980	30.08	209,940	1.50%	38.64%

FV2
2025	0.00%	9,601	51.43	493,726	1.22%	10.95%
2024	0.00%	10,105	46.35	468,358	1.19%	11.08%
2023	0.00%	20,128	41.73	839,837	1.24%	19.47%
2022	0.00%	17,918	34.93	625,786	1.16%	-4.29%
2021	0.00%	17,388	36.49	634,512	1.76%	29.72%

FVFI2
2025	0.00%	7,922	14.72	116,615	2.59%	9.31%
2024	0.00%	10,764	13.47	144,950	3.16%	4.20%
2023	0.00%	13,399	12.92	173,158	3.74%	7.65%
2022	0.00%	19,345	12.01	232,240	1.89%	-12.26%
2021	0.00%	14,772	13.68	202,122	1.01%	3.03%

FVFRHI
2025	0.00%	176,225	12.32	2,171,344	8.67%	5.33%
2024	0.00%	94,730	11.70	1,108,195	8.95%	8.50%
2023	0.00%	26,014	10.78	280,472	12.80%	7.82%	*****

FVICA2
2025	0.00%	29,267	35.95	1,052,048	0.46%	18.36%
2024	0.00%	67,272	30.37	2,043,079	0.67%	7.92%
2023	0.00%	38,413	28.14	1,080,977	0.17%	27.18%
2022	0.00%	28,561	22.13	631,970	0.09%	-26.57%
2021	0.00%	22,127	30.13	666,797	0.00%	12.11%

FVSIS2
2025	0.00%	111,735	17.92	2,002,493	3.68%	8.58%
2024	0.00%	131,229	16.51	2,166,028	4.07%	5.78%
2023	0.00%	61,443	15.60	958,748	4.51%	9.18%
2022	0.00%	60,271	14.29	861,412	3.28%	-11.52%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	67,499	16.15	1,090,303	4.07%	3.53%

FVSS2
2025	0.00%	53,948	13.75	741,637	0.77%	7.70%
2024	0.00%	66,868	12.76	853,512	0.99%	9.16%
2023	0.00%	8,563	11.69	100,125	1.04%	20.61%
2022	0.00%	8,273	9.70	80,206	0.82%	-3.05%	*****

FEOVF
2025	0.00%	83,104	38.27	3,180,064	2.87%	37.47%
2024	0.00%	34,149	27.84	950,612	3.03%	6.10%
2023	0.00%	11,838	26.24	310,601	0.00%	10.08%
2022	0.00%	10,781	23.84	256,974	3.41%	-8.17%
2021	0.00%	7,840	25.96	203,477	0.95%	4.44%

FTVGI2
2025	0.00%	809	16.23	13,139	0.00%	15.73%
2024	0.00%	886	14.03	12,431	0.00%	-11.37%
2023	0.00%	16,318	15.82	258,226	0.00%	2.88%
2022	0.00%	12,922	15.38	198,751	0.00%	-4.95%
2021	0.00%	30,943	16.18	500,734	0.00%	-4.99%

FTVGR2
2025	0.00%	2,193	27.54	60,397	1.43%	7.93%
2024	0.00%	2,544	25.51	64,902	0.65%	-0.32%
2023	0.00%	10,427	25.59	266,870	2.97%	11.43%
2022	0.00%	9,383	22.97	215,530	2.33%	-26.06%
2021	0.00%	8,503	31.06	264,157	0.16%	26.79%

FTVIS2
2025	0.00%	10,212	39.77	406,174	5.22%	12.56%
2024	0.00%	12,725	35.34	449,676	4.73%	7.20%
2023	0.00%	10,745	32.96	354,201	5.76%	8.62%
2022	0.00%	6,418	30.35	194,768	4.20%	-5.47%
2021	0.00%	9,245	32.10	296,795	5.79%	16.75%

FTVMS2
2025	0.00%	383	42.28	16,200	2.06%	11.52%
2024	0.00%	388	37.91	14,693	2.01%	11.27%
2023	0.00%	393	34.07	13,387	1.79%	13.46%
2022	0.00%	398	30.03	11,943	1.86%	-7.43%
2021	0.00%	425	32.44	13,793	2.92%	19.17%

FTVRD2

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	20,988	30.22	634,163	0.78%	11.80%
2024	0.00%	24,902	27.03	672,992	0.98%	10.79%
2023	0.00%	23,039	24.39	562,025	1.06%	12.08%
2022	0.00%	39,454	21.77	858,756	0.74%	-10.57%
2021	0.00%	23,750	24.34	578,029	0.96%	26.79%

FTVSI2
2025	0.00%	38,885	22.81	887,023	4.95%	7.24%
2024	0.00%	37,890	21.27	805,944	2.66%	4.02%
2023	0.00%	15,205	20.45	310,919	4.72%	8.18%
2022	0.00%	18,681	18.90	353,103	4.30%	-10.75%
2021	0.00%	26,101	21.18	552,789	2.85%	2.11%

FTVUG2
2025	0.00%	9,325	13.82	128,859	7.63%	6.69%
2024	0.00%	3,568	12.95	46,211	1.34%	1.37%
2023	0.00%	2,436	12.78	31,123	0.92%	4.47%
2022	0.00%	455	12.23	5,559	3.24%	-9.75%
2021	0.00%	3,219	13.55	43,629	2.44%	-1.83%

GVFRB
2025	0.00%	65,796	15.83	1,041,755	7.30%	3.57%
2024	0.00%	176,557	15.29	2,699,025	7.32%	6.83%
2023	0.00%	170,328	14.31	2,437,380	4.28%	11.12%
2022	0.00%	69,331	12.88	892,815	1.15%	-0.85%
2021	0.00%	149,677	12.99	1,944,036	2.54%	2.50%

GVR2XS
2025	0.00%	2,779	26.06	72,415	5.82%	12.07%
2024	0.00%	2,629	23.25	61,127	0.48%	9.56%
2023	0.00%	2,223	21.22	47,187	0.11%	22.00%

GVTRBE
2025	0.00%	232,400	16.70	3,882,095	4.12%	7.48%
2024	0.00%	182,134	15.54	2,830,665	3.82%	3.09%
2023	0.00%	152,890	15.08	2,304,847	3.75%	6.95%
2022	0.00%	149,589	14.09	2,108,451	2.89%	-16.15%
2021	0.00%	137,412	16.81	2,309,751	1.68%	-0.43%

RAF
2022	0.00%	58,480	0.59	34,793	0.00%	34.84%

RBF
2025	0.00%	361	80.89	29,205	0.00%	30.12%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	377	62.17	23,420	0.00%	-1.40%
2023	0.00%	380	63.05	23,963	0.00%	5.53%
2022	0.00%	383	59.74	22,875	0.00%	-13.31%
2021	0.00%	1,802	68.92	124,164	0.00%	1.42%

RBKF
2024	0.00%	2,327	13.03	30,318	3.23%	23.11%

RBMF
2025	0.00%	890	44.92	39,966	0.00%	32.89%
2021	0.00%	3,658	35.20	128,757	0.39%	22.94%

RELF
2025	0.00%	971	137.64	133,703	0.00%	41.49%
2024	0.00%	3,601	97.28	350,349	0.00%	16.13%
2023	0.00%	3,163	83.77	264,958	0.00%	54.75%
2022	0.00%	3,159	54.13	171,002	0.00%	-32.70%
2021	0.00%	7,126	80.43	573,144	0.00%	38.25%

RENF
2025	0.00%	4	18.08	77	0.73%	7.51%
2024	0.00%	1	16.82	15	0.02%	0.07%
2023	0.00%	1	16.81	14	0.00%	1.61%
2022	0.00%	1,913	16.54	31,642	0.00%	48.29%

RESF
2023	0.00%	2,496	6.11	15,248	0.00%	4.44%

RFSF
2025	0.00%	3,931	28.03	110,184	0.52%	10.76%
2024	0.00%	4,183	25.30	105,842	0.82%	22.26%
2023	0.00%	1,882	20.70	38,943	0.00%	13.90%

RHCF
2025	0.00%	347	56.50	19,622	0.00%	14.07%
2024	0.00%	548	49.53	27,155	0.00%	0.14%
2023	0.00%	518	49.46	25,635	0.00%	5.03%
2022	0.00%	1,193	47.09	56,198	0.00%	-12.00%
2021	0.00%	706	53.52	37,763	0.00%	18.84%

RHYS
2024	0.00%	19,462	14.45	281,286	4.87%	6.68%

RINF
2023	0.00%	496	59.71	29,609	0.00%	47.38%

RJNF

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	1,556	4.74	7,371	4.21%	16.91%
2023	0.00%	2,994	4.05	12,131	0.00%	4.23%
2022	0.00%	3,209	3.89	12,472	0.00%	46.21%
2021	0.00%	2,624	2.66	6,977	0.00%	0.97%

RLCE
2023	0.00%	3,571	14.31	51,114	0.33%	20.09%

RLF
2024	0.00%	163	39.41	6,418	0.02%	16.50%
2023	0.00%	1,824	33.83	61,709	0.00%	22.49%
2022	0.00%	691	27.62	19,073	0.00%	-27.56%
2021	0.00%	2,523	38.13	96,178	0.00%	0.92%

RMED
2025	0.00%	2,634	69.88	184,076	0.46%	5.03%
2024	0.00%	3,060	66.53	203,574	0.64%	15.26%
2023	0.00%	2,324	57.72	134,132	0.00%	18.84%
2022	0.00%	2,178	48.57	105,792	0.00%	-23.20%
2021	0.00%	2,402	63.24	151,912	0.00%	35.25%

RNF
2025	0.00%	94	107.67	10,069	0.00%	20.86%
2023	0.00%	—	67.10	17	0.00%	35.07%
2021	0.00%	3,886	71.24	276,865	0.35%	42.18%

ROF
2025	0.00%	7,551	154.73	1,168,426	0.03%	19.04%
2024	0.00%	12,708	129.99	1,651,912	0.21%	23.91%
2023	0.00%	10,928	104.91	1,146,483	0.00%	53.22%
2022	0.00%	4,447	68.47	304,514	0.00%	-34.14%
2021	0.00%	32,788	103.96	3,408,804	0.00%	25.54%

RPMF
2025	0.00%	4,876	40.87	199,295	2.00%	147.37%
2024	0.00%	2,742	16.52	45,305	0.77%	8.12%
2023	0.00%	25,170	15.28	384,633	0.30%	3.83%
2022	0.00%	28,009	14.72	412,247	0.51%	-11.08%
2021	0.00%	12,728	16.55	210,681	3.38%	-9.19%

RREF
2025	0.00%	2,065	23.71	48,957	1.58%	2.88%
2024	0.00%	2,068	23.05	47,670	1.32%	5.03%
2023	0.00%	2,072	21.94	45,470	1.33%	10.32%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	2,077	19.89	41,302	0.41%	-27.40%
2021	0.00%	37,039	27.39	1,014,666	0.54%	34.07%

RRF
2025	0.00%	75	55.36	4,127	0.00%	10.18%
2022	0.00%	1,925	36.97	71,188	0.00%	-26.52%
2021	0.00%	1,953	50.32	98,254	0.00%	11.75%

RTEC
2025	0.00%	3,483	107.08	372,999	0.00%	25.70%
2024	0.00%	3,207	85.19	273,216	0.00%	23.97%
2023	0.00%	590	68.72	40,529	0.00%	49.01%
2022	0.00%	482	46.12	22,248	0.00%	-36.25%
2021	0.00%	2,909	72.34	210,482	0.00%	20.50%

RTF
2022	0.00%	27	57.07	1,514	0.00%	-39.77%
2021	0.00%	152	94.75	14,385	0.00%	58.29%

RTRF
2024	0.00%	131	42.92	5,613	0.22%	1.56%
2023	0.00%	133	42.26	5,611	0.00%	24.48%
2021	0.00%	1,545	52.25	80,735	0.00%	22.17%

RUF
2022	0.00%	10,085	1.29	13,052	0.00%	16.59%

RUGB
2025	0.00%	579	12.63	7,316	3.23%	1.68%
2024	0.00%	37	12.43	455	3.38%	-12.46%

RUTL
2025	0.00%	1,049	43.07	45,174	0.81%	17.07%
2024	0.00%	2,394	36.79	88,072	1.94%	19.86%
2022	0.00%	6,662	33.05	220,183	0.26%	1.04%

RVARS
2025	0.00%	2,210	12.16	26,874	2.01%	1.25%
2024	0.00%	3,503	12.01	42,061	4.87%	-3.66%
2023	0.00%	3,456	12.46	43,073	3.40%	4.37%
2022	0.00%	5,489	11.94	65,551	1.43%	-3.40%
2021	0.00%	3,482	12.36	43,045	0.00%	8.10%

RVCMD
2025	0.00%	4,885	3.96	19,327	1.44%	4.89%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	4,894	3.77	18,460	1.64%	8.29%
2023	0.00%	46,868	3.48	163,257	10.88%	-6.24%
2022	0.00%	70,037	3.72	260,194	5.36%	22.88%
2021	0.00%	34,928	3.02	105,598	0.00%	39.54%	*****

RVF
2025	0.00%	728	709.53	516,812	0.00%	29.24%
2024	0.00%	785	549.01	430,758	0.00%	41.90%
2023	0.00%	881	386.90	340,852	0.00%	116.13%
2022	0.00%	477	179.01	85,454	0.00%	-61.04%
2021	0.00%	896	459.49	411,753	0.00%	53.45%

RVLCG
2025	0.00%	12,451	62.43	777,236	0.00%	11.75%
2024	0.00%	3,034	55.86	169,497	0.06%	26.67%
2023	0.00%	3,077	44.10	135,679	0.00%	6.47%
2022	0.00%	17	41.42	695	0.00%	-28.35%
2021	0.00%	7,236	57.81	418,348	0.00%	27.59%

RVLCV
2025	0.00%	7,941	45.08	357,996	1.24%	16.02%
2024	0.00%	8,492	38.86	329,976	1.36%	10.84%
2023	0.00%	8,942	35.05	313,463	1.73%	6.29%
2022	0.00%	5,011	32.98	165,274	0.15%	-2.55%
2021	0.00%	4,261	33.84	144,192	0.32%	32.32%

RVLDD
2023	0.00%	546	84.95	46,358	0.31%	23.57%

RVMCG
2025	0.00%	464	51.76	24,029	0.00%	7.18%
2024	0.00%	11,397	48.29	550,383	0.00%	16.15%
2023	0.00%	474	41.58	19,706	0.00%	14.68%
2022	0.00%	479	36.25	17,373	0.00%	-22.62%

RVMCV
2025	0.00%	3,254	50.66	164,844	0.05%	6.12%
2024	0.00%	631	47.74	30,136	0.04%	4.42%
2023	0.00%	743	45.72	33,985	0.00%	27.83%
2022	0.00%	2,346	35.77	83,914	0.12%	-5.22%

RVMFU
2025	0.00%	3,095	9.28	28,735	2.23%	3.65%
2024	0.00%	8,018	8.96	71,813	2.38%	0.37%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	9,736	8.92	86,878	4.90%	3.80%
2022	0.00%	57,489	8.60	494,203	2.24%	11.28%
2021	0.00%	13,860	7.72	107,063	0.00%	0.94%

RVSCG
2025	0.00%	1,868	41.03	76,643	0.00%	8.59%
2024	0.00%	1,430	37.79	54,021	0.00%	8.19%
2023	0.00%	1,190	34.93	41,572	0.06%	17.47%

RVSCV
2025	0.00%	1,218	34.89	42,499	0.00%	6.77%
2024	0.00%	1,218	32.68	39,802	0.00%	3.74%
2023	0.00%	1,218	31.50	38,370	0.00%	21.06%
2021	0.00%	409	28.35	11,603	0.00%	43.41%

RVSDL
2024	0.00%	805	11.86	9,553	0.00%	21.01%
2021	0.00%	457	8.37	3,825	0.00%	11.10%

SBLP
2025	0.00%	1,063	21.13	22,456	2.79%	6.84%

ACC1
2025	0.00%	30,576	53.19	1,626,370	1.80%	17.44%
2024	0.00%	21,481	45.29	972,882	1.76%	15.18%
2023	0.00%	20,760	39.32	816,350	1.48%	12.36%
2022	0.00%	35,122	35.00	1,229,201	2.12%	1.12%
2021	0.00%	13,197	34.61	456,742	1.24%	33.36%

ACGI
2022	0.00%	1,008	31.24	31,481	1.64%	-5.75%
2021	0.00%	1,089	33.15	36,093	1.51%	28.51%	*****

AVHY1
2025	0.00%	1,306	30.18	39,431	2.88%	6.73%
2024	0.00%	1,345	28.28	38,029	4.64%	7.73%
2023	0.00%	1,420	26.25	37,290	3.51%	10.18%
2022	0.00%	513	23.83	12,217	0.75%	-9.55%
2021	0.00%	4,194	26.35	110,487	0.00%	4.38%

AVIE
2025	0.00%	3,919	20.21	79,195	1.00%	16.50%
2024	0.00%	6,631	17.35	115,026	1.71%	0.62%
2023	0.00%	7,256	17.24	125,090	0.19%	18.15%
2022	0.00%	8,129	14.59	118,613	1.80%	-18.31%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	6,428	17.86	114,813	1.23%	5.89%

IVBRA2
2025	0.00%	35,615	17.19	612,266	4.71%	8.69%
2024	0.00%	58,940	15.82	932,239	5.83%	3.56%
2023	0.00%	61,176	15.27	934,338	0.00%	6.40%
2022	0.00%	26,822	14.35	385,014	10.40%	-14.52%
2021	0.00%	18,369	16.79	308,453	3.09%	9.26%

IVCPB2
2023	0.00%	7,921	10.02	79,365	2.49%	5.85%
2022	0.00%	7,990	9.47	75,628	0.18%	-5.35%	*****

IVCPBI
2025	0.00%	315,545	12.89	4,067,540	4.35%	7.09%
2024	0.00%	286,180	12.04	3,444,773	4.15%	3.06%
2023	0.00%	158,789	11.68	1,854,623	2.65%	6.14%
2022	0.00%	168,815	11.00	1,857,678	0.63%	-14.54%
2021	0.00%	127,110	12.88	1,636,632	1.97%	-0.66%

IVDDI
2024	0.00%	11,999	34.42	413,059	1.88%	13.22%
2023	0.00%	13,567	30.40	412,518	1.70%	9.04%
2022	0.00%	16,796	27.88	468,333	2.24%	-1.68%
2021	0.00%	7,752	28.36	219,832	2.24%	18.89%

IVGMMI
2024	0.00%	820,685	11.68	9,582,807	4.85%	4.98%
2023	0.00%	771,075	11.12	8,576,498	4.73%	4.86%
2022	0.00%	1,028,871	10.61	10,913,439	1.45%	1.45%
2021	0.00%	740,319	10.46	7,740,164	0.01%	0.01%

IVGS1
2025	0.00%	14,840	15.81	234,590	3.47%	7.37%
2024	0.00%	10,708	14.72	157,650	2.59%	1.72%
2023	0.00%	10,657	14.47	154,247	3.11%	4.62%
2022	0.00%	6,179	13.83	85,492	1.22%	-10.29%
2021	0.00%	289	15.42	4,451	2.74%	-2.27%

IVHS
2025	0.00%	1,571	52.50	82,455	0.00%	15.33%
2024	0.00%	3,488	45.52	158,770	0.00%	4.17%
2023	0.00%	260	43.70	11,361	0.00%	3.02%
2022	0.00%	1,962	42.42	83,214	0.00%	-13.32%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	2,900	48.94	141,921	0.20%	12.30%

IVKEI1
2025	0.00%	37,217	36.30	1,350,810	2.26%	12.81%
2024	0.00%	34,621	32.18	1,113,954	1.77%	12.12%
2023	0.00%	37,111	28.70	1,064,985	2.16%	10.56%
2022	0.00%	33,859	25.96	878,892	1.74%	-7.51%
2021	0.00%	34,382	28.07	964,922	1.94%	18.65%

IVMCC2
2025	0.00%	2,068	44.34	91,700	0.10%	8.97%
2024	0.00%	2,568	40.69	104,486	0.12%	16.79%
2023	0.00%	2,584	34.84	90,037	0.05%	14.14%
2022	0.00%	1,433	30.53	43,731	0.07%	-14.45%
2021	0.00%	766	35.68	27,324	0.26%	22.86%

IVRE
2025	0.00%	4,660	23.87	111,244	1.88%	7.85%
2024	0.00%	5,532	22.13	122,456	2.50%	-1.80%
2023	0.00%	6,878	22.54	155,038	1.43%	9.05%
2022	0.00%	7,582	20.67	156,719	2.58%	-24.94%
2021	0.00%	9,179	27.54	252,748	2.16%	25.71%

IVT
2025	0.00%	46,294	99.28	4,596,068	0.00%	20.47%
2024	0.00%	16,656	82.41	1,372,721	0.00%	34.27%
2023	0.00%	13,862	61.38	850,852	0.00%	46.94%
2022	0.00%	7,068	41.77	295,238	0.00%	-39.95%
2021	0.00%	6,394	69.56	444,780	0.00%	14.41%

OVGIS
2025	0.00%	146	57.97	8,486	0.25%	15.64%
2024	0.00%	276	50.13	13,845	0.00%	23.39%
2023	0.00%	279	40.62	11,346	0.32%	22.83%
2021	0.00%	1,404	41.50	58,274	0.50%	27.23%

OVGSS
2025	0.00%	609	45.27	27,560	0.00%	15.01%
2024	0.00%	1,360	39.36	53,528	0.00%	15.78%
2023	0.00%	1,688	33.99	57,378	0.00%	34.45%
2022	0.00%	2,533	25.28	64,038	0.00%	-31.94%
2021	0.00%	6,329	37.15	235,105	0.00%	15.17%

OVIGS

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	1,222	24.91	30,441	0.06%	15.53%
2024	0.00%	3,738	21.56	80,610	0.36%	-1.81%
2023	0.00%	5,338	21.96	117,241	0.31%	20.64%
2022	0.00%	5,503	18.21	100,185	0.00%	-27.16%
2021	0.00%	4,431	25.00	110,757	0.00%	10.12%

JABIN
2025	0.00%	71,439	47.91	3,422,996	1.93%	15.11%
2024	0.00%	90,621	41.63	3,772,287	2.13%	15.43%
2023	0.00%	87,358	36.06	3,150,458	2.13%	15.41%
2022	0.00%	87,965	31.25	2,748,682	1.30%	-16.40%
2021	0.00%	93,533	37.38	3,496,076	0.92%	17.20%

JAEI
2025	0.00%	31,402	78.77	2,473,635	0.32%	7.67%
2024	0.00%	23,202	73.16	1,697,488	0.79%	15.61%
2023	0.00%	18,743	63.28	1,186,138	0.17%	18.07%
2022	0.00%	17,016	53.60	912,034	0.18%	-15.94%
2021	0.00%	14,022	63.76	894,099	0.31%	16.83%

JAFBS
2025	0.00%	18,001	13.38	240,835	5.15%	7.22%
2024	0.00%	10,563	12.48	131,804	4.26%	1.63%
2023	0.00%	9,389	12.28	115,273	3.67%	5.29%
2022	0.00%	9,279	11.66	108,200	2.04%	-13.90%
2021	0.00%	9,269	13.54	125,536	1.48%	-1.11%

JAFRIN
2025	0.00%	22,565	93.28	2,104,990	0.30%	18.14%
2024	0.00%	22,506	78.96	1,777,057	0.11%	28.47%
2023	0.00%	23,445	61.46	1,440,996	0.16%	39.96%
2022	0.00%	32,050	43.91	1,407,428	0.19%	-33.55%
2021	0.00%	37,200	66.09	2,458,457	0.00%	22.90%

JAGRIN
2025	0.00%	16,699	50.98	851,294	0.79%	20.92%
2024	0.00%	11,854	42.16	499,794	0.87%	23.58%
2023	0.00%	3,100	34.12	105,768	0.93%	26.78%
2022	0.00%	2,505	26.91	67,419	1.02%	-19.41%
2021	0.00%	2,735	33.39	91,322	0.52%	18.09%

JAGSEI
2025	0.00%	696	14.61	10,169	0.40%	17.46%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	121	12.44	1,510	0.22%	11.06%

JAIG
2025	0.00%	50,972	27.77	1,415,282	1.48%	28.87%
2024	0.00%	45,746	21.55	985,602	1.74%	5.84%
2023	0.00%	16,183	20.36	329,442	1.42%	10.87%
2022	0.00%	14,472	18.36	265,708	1.80%	-8.60%
2021	0.00%	8,192	20.09	164,564	1.06%	13.58%

JARIN
2025	0.00%	12,064	86.42	1,042,575	0.06%	18.39%
2024	0.00%	6,861	73.00	500,832	0.03%	35.31%
2023	0.00%	3,731	53.95	201,287	0.14%	43.17%
2022	0.00%	3,768	37.68	141,964	0.16%	-29.89%
2021	0.00%	3,946	53.74	212,058	0.09%	20.33%

JMCVIN
2025	0.00%	28,684	36.71	1,053,120	1.58%	6.50%
2024	0.00%	25,579	34.48	881,832	1.04%	13.11%
2023	0.00%	13,961	30.48	425,547	1.06%	11.40%
2022	0.00%	19,881	27.36	543,980	1.57%	-5.56%
2021	0.00%	12,816	28.97	371,328	0.46%	19.73%

JHEVTN
2025	0.10%	76,113	20.97	1,596,024	1.27%	31.87%
2024	0.10%	78,430	15.90	1,247,165	4.59%	-2.54%
2023	0.10%	70,643	16.32	1,152,587	1.83%	15.04%
2022	0.10%	50,007	14.18	709,248	3.75%	-11.72%
2021	0.10%	45,867	16.07	736,882	2.55%	11.14%

LZREMS
2025	0.00%	2,068	47.46	98,169	2.70%	41.77%
2024	0.00%	3,244	33.48	108,613	3.11%	7.43%
2023	0.00%	4,071	31.16	126,863	4.82%	22.27%
2022	0.00%	4,651	25.49	118,554	2.86%	-15.12%
2021	0.00%	7,772	30.03	233,378	1.69%	5.47%

LZRIES
2024	0.00%	4,838	24.38	117,952	1.94%	5.63%
2023	0.00%	9,793	23.08	226,047	1.25%	15.88%
2022	0.00%	11,057	19.92	220,252	3.80%	-15.01%
2021	0.00%	10,356	23.44	242,726	0.95%	5.83%

LZRUSM

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	1,872	42.79	80,120	0.00%	2.18%
2024	0.00%	1,917	41.87	80,262	0.00%	11.12%
2023	0.00%	4,499	37.68	169,533	0.00%	10.02%
2022	0.00%	4,749	34.25	162,674	0.00%	-15.52%
2021	0.00%	4,760	40.54	192,976	0.05%	19.87%

LPVCAI
2025	0.00%	709	42.29	29,969	0.00%	13.32%
2024	0.00%	715	37.32	26,679	0.11%	12.80%
2023	0.00%	720	33.08	23,806	0.24%	24.42%
2022	0.00%	1,799	26.59	47,845	0.45%	-26.41%
2021	0.00%	1,637	36.13	59,154	0.10%	10.30%

LPVCII
2025	0.00%	5,518	49.46	272,907	2.12%	12.62%
2024	0.00%	5,178	43.92	227,390	1.35%	16.85%
2023	0.00%	13,042	37.59	490,210	2.18%	14.19%
2022	0.00%	14,038	32.91	462,056	1.50%	-8.10%
2021	0.00%	10,104	35.82	361,894	1.56%	26.80%

LVCLGI
2025	0.00%	9,636	78.17	753,264	0.00%	8.62%
2024	0.00%	10,969	71.97	789,373	0.00%	27.89%
2023	0.00%	16,432	56.27	924,718	0.00%	44.02%
2022	0.00%	13,321	39.07	520,501	0.00%	-32.24%
2021	0.00%	13,854	57.67	798,915	0.00%	21.94%

SBVHY
2025	0.00%	3,161	29.08	91,936	6.30%	9.96%
2024	0.00%	3,165	26.45	83,710	6.59%	7.06%
2023	0.00%	3,169	24.70	78,288	5.62%	10.26%
2022	0.00%	2,696	22.41	60,413	5.10%	-13.72%
2021	0.00%	2,903	25.97	75,384	3.63%	1.33%

SBVSG2
2025	0.00%	30,839	35.08	1,081,968	0.00%	8.97%
2024	0.00%	36,615	32.20	1,178,873	0.00%	4.23%
2023	0.00%	48,770	30.89	1,506,416	0.00%	8.12%
2022	0.00%	38,753	28.57	1,107,086	0.00%	-29.01%
2021	0.00%	43,475	40.24	1,749,483	0.00%	12.31%

LACB2
2025	0.00%	97,223	11.92	1,159,102	2.03%	9.62%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.00%	89,397	10.88	972,319	1.49%	8.76%	*****

LACDV2
2024	0.00%	2,810	10.66	29,955	0.45%	6.58%	*****

LACI2
2025	0.00%	52,876	11.62	614,669	1.24%	15.98%
2024	0.00%	52,921	10.02	530,405	0.66%	0.23%	*****

LACIPS
2025	0.00%	14,108	10.98	154,960	6.27%	6.33%
2024	0.00%	18,589	10.33	192,023	2.40%	3.30%	*****

LACLV2
2025	0.00%	446	12.29	5,486	1.02%	15.40%
2024	0.00%	1,800	10.65	19,179	1.04%	6.53%	*****

LACU2
2025	0.00%	7,024	13.48	94,659	0.00%	12.84%
2024	0.00%	64,729	11.94	773,000	0.00%	19.42%	*****

LACV2
2025	0.00%	3	12.37	39	0.02%	16.02%
2024	0.00%	403	10.66	4,293	1.77%	6.62%	*****

LOVBD
2025	0.00%	13,048	25.68	335,083	4.33%	8.33%
2024	0.00%	17,031	23.71	403,742	3.83%	6.72%
2023	0.00%	35,029	22.21	778,149	4.64%	6.55%
2022	0.00%	51,841	20.85	1,080,789	4.95%	-12.80%
2021	0.00%	32,660	23.91	780,865	1.28%	3.28%

LOVCDG
2025	0.00%	9,782	71.08	695,249	0.60%	15.98%
2024	0.00%	9,914	61.28	607,550	0.58%	22.14%
2023	0.00%	9,591	50.17	481,207	0.86%	16.33%
2022	0.00%	9,351	43.13	403,347	0.94%	-13.55%
2021	0.00%	10,071	49.89	502,452	0.74%	25.62%

LOVGI
2025	0.00%	553	49.80	27,555	0.78%	17.29%

MEGSS
2025	0.00%	22,810	41.06	936,498	0.00%	11.90%
2024	0.00%	11,500	36.69	421,911	0.00%	31.15%
2023	0.00%	12,680	27.97	354,723	0.00%	35.51%
2022	0.00%	11,293	20.64	233,124	0.00%	-31.81%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	14,903	30.27	451,150	0.00%	23.24%

MNDSC
2025	0.00%	20,003	16.02	320,418	0.00%	12.56%
2024	0.00%	13,471	14.23	191,705	0.00%	6.44%
2023	0.00%	30,057	13.37	401,882	0.00%	14.25%
2022	0.00%	35,033	11.70	409,982	0.00%	-29.99%
2021	0.00%	19,212	16.72	321,170	0.00%	1.57%

MVFSC
2025	0.00%	19,825	24.36	482,985	1.20%	12.77%
2024	0.00%	10,680	21.60	230,735	1.45%	11.35%
2023	0.00%	11,669	19.40	226,397	1.41%	7.63%
2022	0.00%	11,512	18.03	207,504	1.30%	-6.14%
2021	0.00%	8,225	19.21	157,965	0.79%	25.16%

MVIGSC
2025	0.00%	114,712	14.80	1,697,252	0.46%	20.81%
2024	0.00%	26,827	12.25	328,563	0.86%	8.76%
2023	0.00%	30,562	11.26	344,150	1.25%	14.39%
2022	0.00%	7,219	9.84	71,065	0.00%	-1.56%	*****

MGRFV
2025	0.00%	34,860	17.12	596,894	4.62%	8.63%
2024	0.00%	31,153	15.76	491,036	1.54%	3.44%
2023	0.00%	36,001	15.24	548,591	1.66%	4.34%
2022	0.00%	39,278	14.60	573,617	1.35%	0.88%
2021	0.00%	54,751	14.48	792,619	0.00%	1.08%

DTRTFY
2025	0.00%	146,612	11.40	1,670,822	4.37%	7.69%
2024	0.00%	121,536	10.58	1,286,089	10.27%	3.63%
2023	0.00%	103,135	10.21	1,053,135	3.55%	5.96%
2022	0.25%	102,700	9.64	989,692	2.84%	-13.05%
2021	0.25%	136,489	11.08	1,512,773	2.47%	-0.25%
GEM
2025	0.00%	4,186	12.46	52,153	0.00%	24.59%	*****

GEM2
2025	0.00%	3,112	13.56	42,203	0.20%	35.78%
2024	0.00%	3,539	9.99	35,347	0.61%	6.00%
2023	0.00%	9,829	9.42	92,612	1.35%	3.86%
2022	0.00%	7,723	9.07	70,062	0.77%	-9.28%	*****

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

GIG
2025	0.00%	39,431	17.17	676,888	1.03%	39.29%
2024	0.00%	20,668	12.32	254,723	4.16%	11.31%
2023	0.00%	5,053	11.07	55,947	4.07%	10.73%	*****

GVEXD
2025	0.00%	706,008	44.09	31,128,920	1.16%	17.70%
2024	0.00%	400,608	37.46	15,006,923	1.21%	24.88%
2023	0.00%	303,558	30.00	9,106,037	1.48%	25.87%
2022	0.25%	295,097	23.83	7,032,751	1.35%	-18.40%
2021	0.25%	239,147	29.21	6,984,774	2.59%	28.17%

GVIXY
2025	0.00%	207,974	19.94	4,147,623	4.76%	30.94%
2024	0.00%	138,886	15.23	2,115,330	4.07%	3.25%
2023	0.00%	111,526	14.75	1,645,127	2.40%	17.61%
2022	0.25%	157,037	12.54	1,969,591	4.76%	-14.36%
2021	0.25%	109,077	14.64	1,597,394	2.63%	10.71%

MCIFD
2025	0.00%	190,502	28.33	5,396,252	1.69%	7.27%
2024	0.00%	90,141	26.41	2,380,243	1.41%	13.65%
2023	0.00%	69,315	23.23	1,610,447	1.62%	16.14%
2022	0.25%	54,109	20.01	1,082,464	1.26%	-13.49%
2021	0.25%	61,169	23.12	1,414,503	1.70%	24.12%

MSBF
2025	0.00%	46,651	12.65	590,181	4.01%	7.56%
2024	0.00%	17,000	11.76	199,952	18.26%	10.34%
2023	0.00%	2,527	10.66	26,935	5.57%	6.59%	*****

NDES2
2025	0.00%	41,615	14.65	609,572	0.00%	46.48%	*****

NFDIW2
2025	0.00%	3,786	12.68	48,024	0.07%	26.84%	*****

NJMIM2
2025	0.00%	1,673	10.30	17,239	0.56%	3.04%	*****

NNASD2
2025	0.00%	69,408	12.59	873,956	0.17%	25.92%	*****

NVAMVX
2025	0.00%	38,401	14.79	567,809	5.05%	18.81%
2024	0.00%	2,319	12.45	28,859	1.94%	15.49%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	2,323	10.78	25,035	1.93%	7.76%	*****

NVBXD
2025	0.00%	244,308	12.39	3,026,598	9.29%	7.06%
2024	0.00%	96,376	11.57	1,115,213	3.27%	1.14%
2023	0.00%	69,831	11.44	798,942	3.63%	5.30%
2022	0.25%	47,048	10.87	511,198	2.74%	-13.45%
2021	0.25%	23,495	12.55	294,949	1.98%	-2.18%

NVCBDY
2025	0.00%	28,750	10.42	299,528	3.37%	4.19%	*****

NVDCAP
2025	0.00%	202	15.00	3,036	0.00%	15.88%

NVFIY
2025	0.00%	34,629	11.05	382,812	7.57%	6.88%
2024	0.00%	3,981	10.34	41,173	4.15%	1.36%
2023	0.00%	3,104	10.20	31,674	3.06%	5.68%

NVGEY
2025	0.00%	16,032	21.56	345,656	1.93%	18.57%
2024	0.00%	9,298	18.18	169,083	2.48%	16.19%
2023	0.00%	4,844	15.65	75,820	1.83%	20.95%
2022	0.25%	6,305	12.94	81,580	2.31%	-16.17%
2021	0.25%	5,629	15.44	86,887	3.66%	22.11%	*****

NVMIVX
2025	0.00%	12,100	20.03	242,387	1.98%	35.21%
2024	0.00%	7,601	14.82	112,618	5.88%	4.44%
2023	0.00%	8,953	14.19	127,015	2.79%	15.67%
2022	0.00%	8,702	12.26	106,718	8.81%	-5.86%
2021	0.00%	709	13.03	9,235	0.47%	10.58%	*****

NVMLG1
2025	0.00%	35,914	17.62	632,662	3.28%	14.20%
2024	0.00%	36,668	15.43	565,623	0.69%	26.06%

NVMMV1
2025	0.00%	8,506	16.90	143,789	0.98%	2.39%
2024	0.00%	6,958	16.51	114,868	0.96%	8.54%
2023	0.00%	10,378	15.21	157,857	1.62%	8.82%
2022	0.00%	10,712	13.98	149,730	1.54%	-2.59%
2021	0.00%	10,013	14.35	143,689	0.77%	24.20%

NVNSR1

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	1,511	17.62	26,622	0.34%	20.59%
2022	0.00%	1,523	14.61	22,262	0.53%	-22.92%

NVOLG1
2025	0.00%	6,480	12.22	79,211	2.33%	22.24%	*****

NVSIXD
2025	0.00%	241,515	24.18	5,839,697	1.29%	12.54%
2024	0.00%	187,244	21.48	4,022,797	1.48%	11.35%
2023	0.00%	133,029	19.29	2,566,699	1.37%	16.60%
2022	0.25%	156,563	16.55	2,590,736	1.21%	-20.66%
2021	0.25%	126,330	20.86	2,634,734	1.18%	14.26%

NVSTB1
2025	0.00%	4,429	10.38	45,960	2.95%	3.78%	*****

SAMY
2025	0.00%	2,893,424	11.80	34,153,378	3.94%	4.07%
2024	0.00%	1,386,643	11.34	15,728,033	4.90%	5.04%
2023	0.00%	825,774	10.80	8,916,922	4.82%	4.90%
2022	0.00%	754,253	10.29	7,763,914	1.57%	1.40%
2021	0.00%	638,734	10.15	6,483,891	0.00%	0.00%

SCVF
2025	0.00%	2,266	11.75	26,634	1.26%	17.53%	*****

TRF
2025	0.00%	17,496	22.75	398,124	0.92%	16.49%
2024	0.00%	14,732	19.53	287,774	0.94%	13.66%
2023	0.00%	19,502	17.19	335,175	1.75%	8.27%
2022	0.00%	2,049	15.87	32,530	2.40%	-8.44%
2021	0.00%	640	17.34	11,090	1.07%	21.88%

AMCG
2025	0.00%	4,352	75.93	330,472	0.00%	5.45%
2024	0.00%	4,347	72.00	313,011	0.00%	24.02%
2023	0.00%	5,825	58.06	338,182	0.00%	18.15%
2022	0.00%	5,776	49.14	283,819	0.00%	-28.73%
2021	0.00%	7,612	68.95	524,874	0.00%	12.99%

AMRI
2025	0.00%	158	43.80	6,918	0.47%	11.56%
2024	0.00%	160	39.26	6,263	0.73%	8.82%
2023	0.00%	150	36.08	5,425	1.12%	11.00%
2022	0.00%	123	32.50	3,997	0.04%	-9.75%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	2,174	36.02	78,304	0.62%	32.80%

AMTB
2025	0.00%	34,857	15.24	531,393	5.61%	5.71%
2024	0.00%	28,968	14.42	417,752	6.00%	6.10%
2023	0.00%	30,686	13.59	417,105	3.18%	5.90%
2022	0.00%	47,387	12.84	608,217	2.49%	-5.19%
2021	0.00%	44,659	13.54	604,563	3.65%	0.74%

NALG
2025	0.00%	9,812	12.14	119,097	2.38%	17.02%
2024	0.00%	16,452	10.37	170,661	0.00%	3.73%	*****

NAMG
2024	0.00%	4,808	10.00	48,093	0.00%	0.02%	*****

NASCV
2025	0.00%	1,723	10.42	17,954	1.19%	3.30%
2024	0.00%	43,954	10.09	443,346	0.00%	0.87%	*****

DWVSVS
2025	0.00%	43,167	21.87	944,198	0.88%	7.83%
2024	0.00%	30,275	20.29	614,124	1.02%	11.02%
2023	0.00%	12,456	18.27	227,598	0.65%	9.10%
2022	0.00%	12,594	16.75	210,929	0.63%	-12.36%
2021	0.00%	14,164	19.11	270,675	0.81%	34.01%

WRASP
2025	0.00%	18,964	27.65	524,413	1.29%	16.66%
2024	0.00%	19,156	23.70	454,070	2.17%	12.44%
2023	0.00%	1,769	21.08	37,287	2.63%	13.94%
2022	0.00%	875	18.50	16,182	2.12%	-14.74%
2021	0.00%	271	21.70	5,884	1.42%	10.44%

WRBDP
2025	0.00%	170,724	15.75	2,688,566	5.14%	6.48%
2024	0.00%	171,114	14.79	2,530,785	3.09%	2.45%
2023	0.00%	102,537	14.44	1,480,307	2.68%	7.17%
2022	0.00%	98,742	13.47	1,330,107	2.46%	-15.79%
2021	0.00%	94,884	16.00	1,517,792	2.04%	-0.85%

WRBP
2025	0.00%	1,013	40.24	40,749	1.23%	11.79%
2024	0.00%	1,029	35.99	37,042	1.30%	15.60%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	1,049	31.14	32,658	0.76%	16.03%
2022	0.00%	1,068	26.84	28,672	1.26%	-16.06%
2021	0.00%	2,512	31.97	80,307	0.90%	15.97%

WRENG
2023	0.00%	968	11.69	11,321	3.39%	4.02%
2022	0.00%	943	11.24	10,604	4.48%	50.47%

WRGNR
2025	0.00%	18,207	12.62	229,779	0.00%	37.75%
2024	0.00%	11,925	9.16	109,255	3.80%	-0.58%
2023	0.00%	45,716	9.22	421,306	1.82%	1.59%
2022	0.00%	36,029	9.07	326,850	2.16%	17.78%
2021	0.00%	9,424	7.70	72,587	1.67%	26.68%

WRHIP
2025	0.00%	39,370	26.63	1,048,576	5.95%	7.17%
2024	0.00%	1,032	24.85	25,653	1.91%	6.19%
2023	0.00%	1,054	23.40	24,659	10.95%	11.75%
2022	0.00%	1,679	20.94	35,153	2.92%	-10.97%
2021	0.00%	6,131	23.52	144,205	7.11%	6.06%

WRLTBP
2025	0.00%	24,389	12.49	304,604	4.68%	4.70%
2024	0.00%	29,658	11.93	353,799	4.71%	4.33%
2023	0.00%	31,047	11.43	354,982	1.69%	4.84%
2022	0.00%	30,477	10.91	332,390	1.06%	-4.30%
2021	0.00%	19,446	11.40	221,612	0.97%	-0.49%

WRMCG
2025	0.00%	15,991	56.66	906,017	0.00%	1.18%
2024	0.00%	12,428	56.00	695,982	0.00%	2.20%
2023	0.00%	12,270	54.79	672,287	0.00%	19.61%
2022	0.00%	8,141	45.81	372,898	0.00%	-30.79%
2021	0.00%	7,147	66.19	473,047	0.00%	16.36%

WRSTP
2025	0.00%	1,150	111.01	127,665	0.00%	33.36%
2024	0.00%	1,547	83.24	128,763	0.00%	30.59%
2023	0.00%	890	63.74	56,715	0.00%	39.06%
2022	0.00%	997	45.84	45,716	0.00%	-31.84%
2021	0.00%	1,049	67.25	70,525	0.00%	15.17%

WRVP

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	99	44.83	4,432	2.24%	9.41%
2024	0.00%	113	40.98	4,610	1.69%	6.47%
2023	0.00%	270	38.49	10,381	1.73%	8.35%
2022	0.00%	658	35.52	23,376	1.37%	-5.00%
2021	0.00%	942	37.39	35,200	1.91%	31.18%

NOTB2
2023	0.00%	7,378	16.22	119,667	0.27%	9.03%
2022	0.00%	8,255	14.88	122,791	18.24%	-11.85%
2021	0.00%	8,679	16.87	146,460	1.06%	8.57%

NOTC2
2025	0.00%	15,149	18.42	279,125	3.15%	10.15%
2024	0.00%	6,827	16.73	114,199	2.42%	6.00%
2023	0.00%	6,870	15.78	108,407	2.13%	9.19%
2022	0.00%	9,761	14.45	141,071	1.83%	-8.85%

NOVPDI
2025	0.00%	448	20.96	9,383	1.25%	17.19%
2024	0.00%	456	17.89	8,149	1.56%	12.76%
2023	0.00%	466	15.86	7,387	1.72%	-1.58%
2022	0.00%	474	16.12	7,642	1.70%	-10.35%
2021	0.00%	481	17.98	8,647	1.26%	30.30%

NOVPM
2025	0.00%	304	36.67	11,131	0.00%	23.52%
2024	0.00%	304	29.69	9,011	0.00%	23.03%
2023	0.00%	304	24.13	7,325	0.00%	19.81%
2022	0.00%	304	20.14	6,113	0.00%	-22.56%
2021	0.00%	304	26.01	7,894	0.00%	29.66%

MNCPS
2025	0.00%	9,847	22.22	218,804	4.15%	16.11%
2024	0.00%	20,955	19.14	401,046	3.06%	8.37%
2023	0.00%	17,259	17.66	304,796	1.78%	8.58%
2022	0.00%	34,689	16.26	564,196	2.69%	-12.89%
2021	0.00%	51,028	18.67	952,762	1.02%	8.98%

PMUBAM
2025	0.00%	6,987	15.16	105,921	5.32%	8.11%
2024	0.00%	2,215	14.02	31,064	4.45%	5.61%
2023	0.00%	28,735	13.28	381,549	3.71%	7.09%
2022	0.00%	26,922	12.40	333,811	2.91%	-6.36%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.00%	1,147	13.24	15,188	2.08%	1.29%

PMVAAA
2025	0.00%	3,716	27.17	100,955	4.71%	14.20%
2024	0.00%	3,758	23.79	89,402	6.65%	3.74%
2023	0.00%	4,338	22.93	99,462	3.32%	8.14%
2022	0.00%	3,083	21.20	65,372	8.04%	-11.84%
2021	0.00%	2,164	24.05	52,051	11.21%	16.23%

PMVEBA
2025	0.00%	11,975	27.17	325,407	6.86%	14.98%
2024	0.00%	12,979	23.63	306,747	6.50%	7.52%
2023	0.00%	12,545	21.98	275,725	5.78%	11.10%
2022	0.00%	29,619	19.78	585,985	4.84%	-15.71%
2021	0.00%	51,815	23.47	1,216,185	4.43%	-2.56%

PMVFBA
2025	0.00%	1,576	13.67	21,542	3.50%	10.14%
2024	0.00%	1,807	12.41	22,422	3.15%	-3.40%
2023	0.00%	8,076	12.85	103,763	2.52%	6.21%
2022	0.00%	7,663	12.10	92,705	1.79%	-18.98%
2021	0.00%	1,157	14.93	17,272	5.85%	-7.52%

PMVFHA
2025	0.00%	31,284	23.08	722,140	3.40%	3.95%
2024	0.00%	19,484	22.21	432,670	3.52%	5.46%
2023	0.00%	25,683	21.06	540,789	2.59%	9.01%
2022	0.00%	19,807	19.32	382,596	1.50%	-10.15%
2021	0.00%	28,378	21.50	610,114	1.55%	-1.96%

PMVGBA
2025	0.00%	41,970	19.17	804,379	4.53%	12.75%
2024	0.00%	49,900	17.00	848,194	3.57%	-0.50%
2023	0.00%	25,434	17.08	434,504	2.25%	5.25%
2022	0.00%	25,870	16.23	419,897	1.50%	-11.00%
2021	0.00%	21,611	18.24	394,145	4.72%	-4.16%

PMVHYA
2025	0.00%	29,591	29.50	872,811	6.38%	8.95%
2024	0.00%	35,679	27.07	965,915	5.85%	6.88%
2023	0.00%	32,923	25.33	833,900	5.59%	12.20%
2022	0.00%	20,402	22.57	460,553	4.96%	-10.28%
2021	0.00%	26,431	25.16	665,037	4.45%	3.63%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

PMVID
2025	0.00%	721,263	15.65	11,288,781	5.17%	10.19%
2024	0.00%	618,321	14.20	8,782,534	5.87%	5.41%
2023	0.00%	482,526	13.47	6,501,903	5.29%	8.24%
2022	0.00%	404,595	12.45	5,036,981	3.76%	-7.78%
2021	0.00%	332,533	13.50	4,488,930	2.88%	2.00%

PMVLDA
2025	0.00%	117,995	16.56	1,953,760	3.94%	5.52%
2024	0.00%	130,025	15.69	2,040,333	3.99%	4.50%
2023	0.00%	127,523	15.02	1,914,933	3.59%	4.96%
2022	0.00%	134,060	14.31	1,917,920	1.71%	-5.74%
2021	0.00%	107,753	15.18	1,635,456	0.53%	-0.93%

PMVLGA
2025	0.00%	72,320	19.45	1,406,490	3.27%	6.29%
2024	0.00%	77,950	18.30	1,426,281	2.74%	-6.01%
2023	0.00%	21,430	19.47	417,206	2.38%	3.98%
2022	0.00%	33,657	18.72	630,154	2.03%	-28.87%
2021	0.00%	29,577	26.32	778,577	1.54%	-4.78%

PMVRRA
2025	0.00%	75,455	20.26	1,528,946	3.28%	7.84%
2024	0.00%	43,609	18.79	819,391	2.54%	2.13%
2023	0.00%	97,318	18.40	1,790,460	3.00%	3.67%
2022	0.00%	97,410	17.75	1,728,709	6.85%	-11.90%
2021	0.00%	89,247	20.14	1,797,859	4.89%	5.59%

PMVRSA
2025	0.00%	7,376	11.13	82,068	1.95%	18.79%
2024	0.00%	9,098	9.37	85,217	2.30%	4.16%
2023	0.00%	8,133	8.99	73,135	16.10%	-7.85%
2022	0.00%	6,859	9.76	66,933	19.88%	8.61%
2021	0.00%	6,932	8.98	62,282	4.66%	33.34%

PMVTRA
2025	0.00%	283,398	21.75	6,163,431	4.10%	8.89%
2024	0.00%	240,405	19.97	4,801,609	4.04%	2.53%
2023	0.00%	185,430	19.48	3,612,147	3.56%	5.92%
2022	0.00%	180,794	18.39	3,324,867	2.61%	-14.30%
2021	0.00%	180,284	21.46	3,868,711	1.83%	-1.27%

PVGCBA

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	12,206	13.09	159,755	4.05%	6.72%
2024	0.00%	11,901	12.26	145,950	4.02%	3.55%
2023	0.00%	2,349	11.84	27,815	2.40%	7.97%
2022	0.00%	89	10.97	977	1.77%	-11.54%

PVGMAA
2025	0.00%	8,993	22.69	204,022	4.42%	22.00%
2024	0.00%	9,287	18.60	172,697	3.57%	10.81%
2023	0.00%	9,377	16.78	157,369	2.39%	13.02%
2022	0.00%	8,169	14.85	121,295	2.07%	-18.36%
2021	0.00%	8,250	18.19	150,042	0.04%	12.63%

PVSTA
2025	0.00%	249,530	16.89	4,214,410	4.44%	4.67%
2024	0.00%	153,510	16.14	2,476,960	4.99%	6.05%
2023	0.00%	96,160	15.21	1,463,029	4.49%	5.89%
2022	0.00%	84,838	14.37	1,218,958	1.80%	-0.15%
2021	0.00%	67,223	14.39	967,338	1.32%	-0.06%

PROA30
2021	0.00%	750	14.83	11,119	0.00%	-18.52%

PROAHY
2025	0.00%	9,375	21.35	200,146	2.73%	6.24%
2024	0.00%	10,728	20.09	215,559	5.30%	6.31%
2023	0.00%	11,026	18.90	208,403	5.01%	10.43%
2022	0.00%	12,589	17.12	215,479	6.20%	-7.97%

PROBIO
2025	0.00%	429	69.42	29,767	0.00%	34.03%
2024	0.00%	627	51.79	32,457	0.00%	-0.15%
2023	0.00%	854	51.87	44,315	0.00%	10.14%
2022	0.00%	1,099	47.09	51,773	0.00%	-7.71%
2021	0.00%	2,315	51.02	118,117	0.00%	15.73%

PROBL
2025	0.00%	5,386	56.68	305,321	0.41%	15.56%
2024	0.00%	28,252	49.05	1,385,763	0.98%	22.49%
2023	0.00%	35,039	40.04	1,403,068	0.00%	23.74%

PROBM
2023	0.00%	344	24.19	8,315	0.49%	12.38%
2021	0.00%	162	23.69	3,835	0.26%	25.63%

PROBNK

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	1,201	23.57	28,297	0.86%	-19.88%

PROCG
2025	0.00%	5,300	33.57	177,901	1.00%	-0.17%
2024	0.00%	6,492	33.62	218,291	0.88%	10.36%
2023	0.00%	8,770	30.47	267,206	0.14%	3.92%
2022	0.00%	6,028	29.32	176,737	0.05%	-24.70%
2021	0.00%	2,622	38.93	102,079	0.41%	19.65%	*****

PROCS
2023	0.00%	4,030	43.58	175,641	0.00%	32.05%
2021	0.00%	3,942	48.20	189,989	0.00%	10.23%

PROE30
2021	0.00%	786	16.55	13,016	0.00%	24.53%

PROEM
2025	0.00%	3,164	16.26	51,454	1.34%	36.13%
2024	0.00%	3,489	11.95	41,676	0.73%	7.85%
2023	0.00%	3,129	11.08	34,654	1.42%	15.31%
2022	0.00%	1,101	9.61	10,576	0.32%	-16.19%
2021	0.00%	7,608	11.46	87,197	0.00%	-18.01%

PROFIN
2025	0.00%	1,425	44.42	63,273	0.01%	12.90%
2024	0.00%	3,562	39.34	140,126	0.04%	28.45%
2023	0.00%	2,893	30.63	88,616	0.33%	13.88%
2022	0.00%	2,885	26.89	77,600	0.10%	-15.14%
2021	0.00%	1,257	31.69	39,838	0.00%	30.10%

PROHC
2025	0.00%	817	51.97	42,459	0.00%	12.56%
2024	0.00%	2,313	46.17	106,788	0.10%	0.82%
2023	0.00%	1,292	45.80	59,170	0.00%	0.82%
2022	0.00%	3,666	45.42	166,536	0.00%	-6.02%
2021	0.00%	571	48.34	27,583	0.03%	21.54%

PROIND
2025	0.00%	12,995	51.12	664,330	0.00%	17.25%
2024	0.00%	10,853	43.60	473,209	0.16%	15.47%
2023	0.00%	8,155	37.76	307,924	0.00%	16.30%
2022	0.00%	2,778	32.47	90,201	0.00%	-15.60%
2021	0.00%	1,800	38.47	69,257	0.00%	16.40%

PROJP

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	8,521	43.38	369,614	4.99%	30.69%
2024	0.00%	6,353	33.19	210,842	4.24%	22.22%
2023	0.00%	2,007	27.16	54,512	0.00%	34.51%
2022	0.00%	1,825	20.19	36,844	0.00%	-9.92%
2021	0.00%	3,253	22.41	72,918	0.00%	3.89%

PROLCG
2025	0.00%	536	77.65	41,630	0.00%	19.96%
2024	0.00%	567	64.73	36,697	0.00%	33.78%
2023	0.00%	1,230	48.38	59,491	0.00%	27.86%
2022	0.00%	150	37.84	5,690	0.00%	-30.64%
2021	0.00%	17,681	54.56	964,588	0.00%	29.86%

PROLCV
2023	0.00%	12,058	33.86	408,248	0.15%	20.09%

PROMC
2025	0.00%	364	35.96	13,079	2.94%	4.78%
2024	0.00%	368	34.32	12,637	1.40%	11.14%
2023	0.00%	2,449	30.88	75,625	0.00%	13.83%
2022	0.00%	2,858	27.13	77,517	0.00%	-14.92%
2021	0.00%	2,484	31.88	79,182	0.00%	22.21%

PROMCG
2025	0.00%	1,850	40.40	74,726	0.00%	5.67%
2024	0.00%	1,861	38.23	71,129	0.00%	13.89%
2023	0.00%	1,872	33.56	62,818	0.00%	15.56%
2022	0.00%	1,883	29.04	54,683	0.00%	-20.34%

PROMCV
2025	0.00%	74	37.42	2,761	0.44%	5.84%
2023	0.00%	223	32.19	7,177	0.29%	13.45%
2022	0.00%	226	28.37	6,400	0.12%	-8.45%
2021	0.00%	148	30.99	4,581	0.03%	28.53%

PRON
2025	0.00%	3,471	108.14	375,323	0.40%	18.62%
2024	0.00%	4,014	91.17	365,950	0.47%	23.43%
2023	0.00%	2,113	73.86	156,039	0.00%	52.17%
2022	0.00%	3,167	48.54	153,692	0.00%	-33.91%
2021	0.00%	312	73.44	22,920	0.00%	24.80%

PRONET
2024	0.00%	1,699	63.12	107,223	0.00%	29.34%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	2,934	48.80	143,181	0.00%	49.85%
2022	0.00%	1,727	32.57	56,260	0.00%	-46.13%
2021	0.00%	5,832	60.45	352,586	0.00%	5.30%

PROOG
2025	0.00%	1,388	17.80	24,701	2.19%	5.86%
2024	0.00%	1,424	16.81	23,935	1.62%	3.77%
2023	0.00%	5,137	16.20	83,231	1.96%	-2.49%
2022	0.00%	3,797	16.62	63,096	0.67%	59.43%

PROPM
2025	0.00%	14,752	15.30	225,773	1.43%	150.31%
2024	0.00%	4,084	6.11	24,968	3.28%	6.58%
2023	0.00%	4,232	5.74	24,279	0.00%	1.48%
2022	0.00%	2,343	5.65	13,244	0.00%	-11.02%
2021	0.00%	5,512	6.35	35,016	0.00%	-8.93%

PRORE
2024	0.00%	5,855	24.28	142,167	0.53%	3.55%

PRORRO
2025	0.00%	2,390	4.25	10,144	3.16%	1.67%
2024	0.00%	5,000	4.18	20,876	5.11%	19.00%
2023	0.00%	2,756	3.51	9,669	0.12%	1.75%
2022	0.00%	16,698	3.45	57,576	0.00%	58.47%

PROSC
2025	0.00%	5,558	32.17	178,832	1.05%	10.86%
2024	0.00%	5,640	29.02	163,673	1.39%	9.46%
2023	0.00%	4,166	26.51	110,452	0.00%	14.91%
2022	0.00%	3,542	23.07	81,726	0.00%	-21.85%
2021	0.00%	3,395	29.52	100,224	0.00%	12.88%

PROSCG
2025	0.00%	3,506	39.99	140,184	0.00%	3.62%
2024	0.00%	987	38.59	38,087	0.00%	7.80%
2023	0.00%	281	35.80	10,071	0.00%	15.19%
2022	0.00%	196	31.08	6,102	0.00%	-22.41%
2021	0.00%	138	40.06	5,539	0.00%	20.64%

PROSCN
2025	0.00%	2,468	248.87	614,306	0.00%	41.70%
2024	0.00%	4,723	175.64	829,564	0.00%	70.73%
2023	0.00%	4,204	102.87	432,520	0.00%	93.66%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.00%	1,586	53.12	84,260	0.00%	-37.50%
2021	0.00%	2,106	85.00	179,006	0.00%	48.49%

PROSCV
2023	0.00%	129	29.78	3,855	0.02%	12.94%
2022	0.00%	136	26.37	3,585	0.00%	-12.41%

PROSN
2022	0.00%	7,127	0.84	6,005	0.00%	35.06%

PROTEC
2025	0.00%	2,424	110.79	268,499	0.00%	22.60%
2024	0.00%	2,588	90.37	233,891	0.00%	19.80%
2023	0.00%	978	75.44	73,798	0.00%	57.95%
2022	0.00%	537	47.76	25,647	0.00%	-35.72%
2021	0.00%	316	74.30	23,487	0.00%	34.96%

PROTEL
2025	0.00%	2,035	33.80	68,777	0.00%	20.91%
2024	0.00%	92	27.95	2,559	0.00%	32.64%

PROUB
2025	0.00%	1,082	180.37	195,121	0.65%	24.38%
2024	0.00%	1,605	145.01	232,689	0.69%	42.02%
2023	0.00%	1,349	102.11	137,705	0.00%	45.23%
2022	0.00%	1,505	70.30	105,792	0.00%	-39.12%
2021	0.00%	1,311	115.48	151,436	0.00%	58.14%	*****

PROUMC
2021	0.00%	7	71.57	510	0.00%	46.67%

PROUN
2025	0.00%	1,096	560.94	614,628	0.29%	29.25%
2024	0.00%	1,432	433.99	621,282	0.42%	41.41%
2023	0.00%	1,117	306.90	342,719	0.00%	115.46%
2022	0.00%	2,059	142.44	293,323	0.00%	-60.93%
2021	0.00%	499	364.57	182,100	0.00%	52.51%

PROUSC
2021	0.00%	8	55.44	468	0.00%	23.30%

PROUTL
2025	0.00%	1,796	38.02	68,288	4.74%	13.98%
2022	0.00%	1,222	30.09	36,782	0.00%	-0.25%

PVAGIB
2025	0.00%	1,889	12.99	24,536	10.06%	9.09%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

PVDIB
2022	0.00%	1,561	12.83	20,020	8.02%	-2.35%
2021	0.00%	2,686	13.14	35,285	0.65%	-6.95%

PVEIB
2025	0.00%	76,524	64.47	4,933,255	1.45%	20.35%
2024	0.00%	83,343	53.57	4,464,377	0.62%	19.14%
2023	0.00%	28,179	44.96	1,266,933	1.94%	15.67%
2022	0.00%	24,551	38.87	954,318	1.15%	-3.13%
2021	0.00%	16,587	40.13	665,608	1.19%	27.30%

PVHYB
2025	0.00%	7,154	21.58	154,387	0.48%	8.67%
2024	0.00%	7,045	19.86	139,907	4.42%	7.86%
2023	0.00%	458	18.41	8,425	0.66%	12.13%
2022	0.00%	462	16.42	7,583	7.11%	-11.60%
2021	0.00%	22,260	18.57	413,464	3.90%	4.97%

PVIB
2024	0.00%	490	14.02	6,869	5.39%	2.32%
2023	0.00%	494	13.71	6,775	5.69%	4.69%
2022	0.00%	499	13.09	6,539	7.98%	-13.81%
2021	0.00%	5,689	15.19	86,413	1.79%	-4.59%

PVIGIB
2025	0.00%	3,526	24.54	86,523	7.66%	34.68%

PVNOB
2025	0.00%	4,864	22.97	111,702	0.76%	10.69%
2024	0.00%	105,595	20.75	2,190,925	0.02%	23.02%
2023	0.00%	4,901	16.87	82,666	0.63%	26.11%
2022	0.00%	8,678	13.37	116,060	0.26%	-22.91%
2021	0.00%	1,515	17.35	26,282	0.02%	23.53%

ROCMC
2025	0.00%	1,751	45.69	79,978	0.00%	13.89%
2024	0.00%	4,954	40.11	198,714	0.00%	13.67%
2023	0.00%	6,575	35.29	232,025	0.00%	18.78%
2022	0.00%	4,988	29.71	148,198	0.00%	-22.43%
2021	0.00%	4,411	38.30	168,935	0.00%	29.98%

ROCSC
2025	0.00%	4,055	43.12	174,873	1.85%	8.93%
2024	0.00%	5,382	39.59	213,049	1.25%	3.40%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.00%	6,322	38.28	242,038	0.89%	25.93%
2022	0.00%	6,938	30.40	210,912	0.35%	-9.20%
2021	0.00%	11,490	33.48	384,691	1.69%	28.82%

TRBCG2
2025	0.00%	58,070	94.37	5,480,312	0.00%	18.43%
2024	0.00%	61,836	79.69	4,927,382	0.00%	35.17%
2023	0.00%	67,379	58.95	3,972,087	0.00%	48.96%
2022	0.00%	55,449	39.58	2,194,466	0.00%	-38.66%
2021	0.00%	66,970	64.52	4,321,090	0.00%	17.33%

TREI2
2025	0.00%	14,757	41.29	609,332	1.45%	14.07%
2024	0.00%	15,104	36.20	546,737	1.67%	11.38%
2023	0.00%	13,939	32.50	453,004	1.89%	9.31%
2022	0.00%	18,411	29.73	547,376	1.67%	-3.59%
2021	0.00%	13,515	30.84	416,749	1.56%	25.22%

TRHS2
2025	0.00%	13,268	100.37	1,331,755	0.00%	17.80%
2024	0.00%	15,102	85.20	1,286,797	0.00%	1.42%
2023	0.00%	13,899	84.01	1,167,684	0.00%	2.68%
2022	0.00%	16,194	81.82	1,324,913	0.00%	-12.69%
2021	0.00%	12,850	93.70	1,204,147	0.00%	12.83%

TRLT2
2025	0.00%	15,400	14.80	227,858	4.05%	5.46%
2024	0.00%	19,428	14.03	272,586	3.96%	4.70%
2023	0.00%	24,333	13.40	326,075	3.02%	4.68%
2022	0.00%	27,194	12.80	348,148	1.65%	-4.78%
2021	0.00%	33,643	13.45	452,333	1.07%	-0.13%

TRMCG2
2025	0.00%	9,047	12.67	114,634	0.00%	3.29%
2024	0.00%	4,710	12.27	57,774	0.00%	9.04%
2023	0.00%	2,013	11.25	22,646	0.00%	12.50%	*****

TAVV
2025	0.00%	5,631	35.56	200,249	1.27%	34.85%
2024	0.00%	10,873	26.37	286,771	2.92%	-2.27%
2023	0.00%	7,991	26.99	215,648	1.04%	20.81%
2022	0.00%	7,811	22.34	174,477	0.67%	16.11%

VVGGS

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.00%	24,663	36.35	896,460	1.33%	164.43%
2024	0.00%	6,279	13.75	86,304	3.01%	14.41%
2023	0.00%	6,392	12.01	76,787	0.00%	10.41%
2022	0.00%	3,446	10.88	37,497	0.00%	-13.36%
2021	0.00%	2,751	12.56	34,547	4.08%	-14.01%

VWBF
2025	0.00%	7,323	20.39	149,323	3.44%	18.49%
2024	0.00%	2,337	17.21	40,223	8.36%	2.77%
2023	0.00%	3,088	16.74	51,701	3.87%	11.40%
2022	0.00%	3,111	15.03	46,761	5.99%	-6.93%
2021	0.00%	1,314	16.15	21,213	2.32%	-4.05%

VWEM
2025	0.00%	11,216	37.47	420,294	0.74%	29.92%
2024	0.00%	11,055	28.84	318,854	1.55%	1.21%
2023	0.00%	15,707	28.50	447,619	3.77%	9.77%
2022	0.00%	16,387	25.96	425,398	0.31%	-24.37%
2021	0.00%	15,309	34.33	525,515	0.93%	-11.87%

VWHA
2025	0.00%	6,886	33.38	229,824	2.23%	36.48%
2024	0.00%	5,838	24.46	142,768	2.29%	-2.83%
2023	0.00%	12,257	25.17	308,493	2.85%	-3.58%
2022	0.00%	15,380	26.10	401,473	2.38%	8.39%
2021	0.00%	4,126	24.08	99,354	0.44%	18.92%

VVB
2025	0.25%	465,715	27.75	12,924,770	2.03%	16.17%
2024	0.25%	457,121	23.89	10,920,208	2.05%	14.51%
2023	0.25%	369,944	20.86	7,717,463	1.95%	14.04%
2022	0.25%	345,072	18.29	6,312,293	1.87%	-14.52%
2021	0.25%	284,312	21.40	6,083,958	1.69%	18.72%

VVCA
2025	0.25%	107,408	14.49	1,556,360	1.46%	12.45%
2024	0.25%	78,367	12.89	1,009,834	2.71%	7.22%
2023	0.25%	76,947	12.02	924,759	1.93%	12.23%
2022	0.25%	49,886	10.71	534,211	3.63%	-15.11%
2021	0.25%	93,400	12.61	1,178,199	1.32%	5.72%

VVCG
2025	0.25%	53,784	47.67	2,563,715	1.06%	28.66%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.25%	59,503	37.05	2,204,557	1.05%	13.13%
2023	0.25%	64,238	32.75	2,103,828	1.13%	27.66%
2022	0.25%	76,507	25.65	1,962,713	0.80%	-15.70%
2021	0.25%	70,742	30.43	2,152,683	0.65%	21.24%

VVDV
2025	0.25%	102,899	31.72	3,264,100	1.52%	16.54%
2024	0.25%	115,225	27.22	3,136,465	1.58%	14.60%
2023	0.25%	87,808	23.75	2,085,672	1.26%	19.83%
2022	0.25%	70,512	19.82	1,397,730	1.19%	-11.71%
2021	0.25%	76,240	22.45	1,711,707	0.95%	30.14%

VVEI
2025	0.25%	305,239	32.47	9,910,169	2.34%	16.51%
2024	0.25%	267,401	27.87	7,451,698	2.62%	14.83%
2023	0.25%	247,033	24.27	5,994,917	2.52%	7.83%
2022	0.25%	224,610	22.51	5,055,016	2.39%	-0.91%
2021	0.25%	160,738	22.71	3,650,722	1.83%	25.01%

VVEIX
2025	0.25%	407,060	43.90	17,870,107	1.04%	17.41%
2024	0.25%	401,449	37.39	15,010,846	1.20%	24.53%
2023	0.25%	353,816	30.03	10,623,943	1.36%	25.80%
2022	0.25%	346,514	23.87	8,270,788	1.29%	-18.43%
2021	0.25%	307,749	29.26	9,005,529	1.10%	28.23%

VVG
2025	0.25%	184,408	50.95	9,396,268	0.20%	16.59%
2024	0.25%	173,375	43.70	7,576,806	0.30%	32.80%
2023	0.25%	206,012	32.91	6,779,363	0.23%	39.79%
2022	0.25%	181,446	23.54	4,271,494	0.00%	-33.53%
2021	0.25%	166,863	35.42	5,909,865	0.03%	17.57%

VVGBI
2025	0.25%	404,073	10.81	4,368,536	2.00%	5.43%
2024	0.25%	188,870	10.25	1,936,791	2.49%	1.78%
2023	0.25%	147,098	10.08	1,482,083	1.96%	6.25%
2022	0.25%	156,096	9.48	1,480,201	2.59%	-13.34%
2021	0.25%	138,123	10.94	1,511,457	0.37%	-2.09%

VVHGB
2025	0.25%	1,979,251	12.43	24,594,793	3.34%	6.67%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.25%	1,775,973	11.65	20,688,731	2.63%	0.99%
2023	0.25%	1,463,258	11.54	16,878,880	2.36%	5.31%
2022	0.25%	1,358,711	10.95	14,882,009	2.09%	-13.43%
2021	0.25%	1,294,131	12.65	16,373,605	1.77%	-1.96%

VVHYB
2025	0.25%	271,190	17.22	4,670,657	6.06%	8.91%
2024	0.25%	209,622	15.81	3,314,900	5.34%	6.18%
2023	0.25%	220,086	14.89	3,277,763	4.88%	11.39%
2022	0.25%	223,316	13.37	2,985,838	5.06%	-9.59%
2021	0.25%	191,945	14.79	2,838,577	3.20%	3.42%

VVI
2025	0.25%	403,998	24.67	9,967,328	0.84%	19.67%
2024	0.25%	429,803	20.62	8,861,168	1.21%	8.74%
2023	0.25%	454,997	18.96	8,626,742	1.41%	14.37%
2022	0.25%	403,186	16.58	6,684,052	1.31%	-30.30%
2021	0.25%	336,365	23.78	7,999,836	0.26%	-1.79%

VVMA
2025	0.25%	94,210	16.59	1,562,561	2.58%	15.90%
2024	0.25%	186,768	14.31	2,672,856	2.25%	10.05%
2023	0.25%	178,899	13.00	2,326,510	1.46%	15.26%
2022	0.25%	74,783	11.28	843,751	0.74%	-16.14%
2021	0.25%	11,630	13.45	156,472	1.03%	9.80%	*****

VVMCI
2025	0.25%	449,008	30.37	13,637,708	1.20%	11.26%
2024	0.25%	396,113	27.30	10,813,353	1.16%	14.79%
2023	0.25%	255,301	23.78	6,071,585	1.45%	15.54%
2022	0.25%	269,551	20.58	5,548,175	1.07%	-19.02%
2021	0.25%	217,243	25.42	5,521,982	0.90%	24.05%

VVREI
2025	0.25%	198,769	21.10	4,194,398	2.61%	2.85%
2024	0.25%	192,192	20.52	3,943,141	2.60%	4.48%
2023	0.25%	134,004	19.64	2,631,416	2.30%	11.42%
2022	0.25%	109,611	17.62	1,931,797	1.94%	-26.48%
2021	0.25%	100,556	23.97	2,410,522	1.55%	39.86%

VVSCG
2025	0.25%	73,281	24.53	1,797,876	0.37%	5.84%
2024	0.25%	38,894	23.18	901,554	0.49%	11.10%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.25%	29,536	20.86	616,227	0.41%	19.35%
2022	0.25%	30,184	17.48	527,655	0.28%	-25.54%
2021	0.25%	32,173	23.48	755,313	0.37%	13.93%

VVSTC
2025	0.25%	1,055,902	13.17	13,901,070	3.92%	6.59%
2024	0.25%	1,075,906	12.35	13,289,134	3.48%	4.63%
2023	0.25%	1,035,730	11.81	12,226,790	2.04%	5.89%
2022	0.25%	971,905	11.15	10,834,816	1.56%	-5.96%
2021	0.25%	886,190	11.85	10,505,070	1.94%	-0.70%

VVTISI
2025	0.25%	989,138	17.22	17,035,660	2.65%	31.71%
2024	0.25%	861,866	13.08	11,269,668	2.33%	4.79%
2023	0.25%	549,758	12.48	6,859,812	2.58%	15.25%
2022	0.25%	463,364	10.83	5,016,546	3.27%	-16.22%
2021	0.25%	394,165	12.92	5,093,738	0.98%	8.26%

VVTSM
2025	0.25%	713,034	41.00	29,236,109	1.44%	16.64%
2024	0.25%	899,191	35.15	31,608,916	0.98%	23.40%
2023	0.25%	696,048	28.49	19,827,647	1.06%	25.64%
2022	0.25%	581,608	22.67	13,186,947	1.36%	-19.79%
2021	0.25%	575,513	28.27	16,268,664	1.04%	25.32%

PIHYB2
2024	0.00%	34,095	27.09	923,735	5.60%	8.47%
2022	0.00%	70,177	22.50	1,578,759	5.04%	-11.44%
2021	0.00%	4,348	25.40	110,452	1.89%	5.45%	*****

PIVB2
2025	0.00%	22,588	20.26	457,644	4.29%	8.89%
2024	0.00%	12,578	18.61	234,034	4.15%	3.02%
2023	0.00%	21,879	18.06	395,156	3.74%	6.70%
2022	0.00%	19,898	16.93	336,807	2.18%	-14.46%
2021	0.00%	20,012	19.79	395,993	2.02%	0.22%

PIVEI2
2025	0.00%	509	49.72	25,321	2.01%	11.13%
2024	0.00%	552	44.74	24,690	1.80%	10.97%
2023	0.00%	1,380	40.31	55,618	1.50%	7.17%
2022	0.00%	3,702	37.61	139,249	1.69%	-7.94%
2021	0.00%	1,470	40.86	60,069	1.19%	25.33%

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units******	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

PIVF2
2025	0.00%	1,262	82.18	103,706	0.15%	23.08%
2024	0.00%	8,127	66.77	542,629	0.44%	22.31%
2023	0.00%	4,281	54.59	233,674	0.60%	28.58%
2022	0.00%	4,142	42.45	175,864	0.60%	-19.68%

PIVMV2
2025	0.00%	485	43.69	21,167	1.06%	10.86%
2024	0.00%	2,727	39.41	107,478	1.76%	10.64%
2023	0.00%	1,028	35.62	36,612	1.49%	12.20%
2022	0.00%	237	31.74	7,522	1.57%	-5.89%
2021	0.00%	237	33.73	7,996	0.74%	29.37%

PIVSI2
2025	0.00%	25,542	22.73	580,590	4.39%	10.85%
2024	0.00%	25,562	20.51	524,149	4.02%	3.86%
2023	0.00%	28,509	19.74	562,841	3.62%	8.07%
2022	0.00%	28,493	18.27	520,479	2.90%	-12.84%
2021	0.00%	28,611	20.96	599,633	2.96%	1.73%

VRVDIA
2024	0.00%	2	15.02	32	0.29%	-5.59%
2023	0.00%	4,528	15.91	72,022	0.11%	18.00%

VRVDRA
2025	0.00%	16,502	30.22	498,749	2.69%	0.72%
2024	0.00%	19,772	30.01	593,301	1.96%	10.92%
2023	0.00%	13,334	27.05	360,713	2.12%	11.03%
2022	0.00%	15,233	24.37	371,160	1.05%	-26.09%
2021	0.00%	10,962	32.97	361,387	1.82%	46.41%

VRVNMA
2025	0.00%	27,550	17.98	495,319	3.20%	7.58%
2024	0.00%	53,262	16.71	890,114	5.36%	5.91%
2023	0.00%	36,672	15.78	578,657	4.89%	8.69%
2022	0.00%	38,943	14.52	565,385	3.82%	-9.52%
2021	0.00%	18,819	16.05	301,969	2.66%	1.07%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

NATIONWIDE JEFFERSON NATIONAL VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

******	If zero units are listed, there is ownership of the fund, however it is less than one full unit.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025 and 2024, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 23, 2026

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	(As adjusted) 2024
Admitted assets
Invested assets
Bonds	$50,493	$45,802
Stocks	5,330	3,962
Mortgage loans, net of allowance	10,261	9,619
Policy loans	1,044	1,038
Derivative assets	85	194
Cash, cash equivalents and short-term investments	3,099	1,693
Securities lending collateral assets	295	247
Other invested assets	3,702	2,777
Total invested assets	$74,309	$65,332
Accrued investment income	790	699
Deferred federal income tax assets, net	938	660
Other assets	495	579
Separate account assets	133,243	123,292
Total admitted assets	$209,775	$190,562
Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$59,619	$51,794
Policyholders’ dividend accumulation	345	361
Asset valuation reserve	1,200	950
Payable for securities	1,262	845
Securities lending payable	295	247
Funds held under coinsurance	1,226	1,199
Other liabilities	1,113	1,018
Accrued transfers from separate accounts	(1,842)	(1,685)
Separate account liabilities	133,243	123,292
Total liabilities	$196,461	$178,021
Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	114	116
Additional paid-in capital	2,626	2,551
Unassigned surplus	9,470	8,770
Total capital and surplus	$13,314	$12,541
Total liabilities, capital and surplus	$209,775	$190,562

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
		(As adjusted)	(As adjusted)

(in millions)	2025	2024	2023
Revenues

Premiums and annuity considerations	$21,167	$16,493	$14,702

Net investment income	3,201	3,329	3,136

Other revenues	2,487	2,765	2,390

Total revenues	$26,855	$22,587	$20,228

Benefits and expenses

Benefits to policyholders and beneficiaries	$20,156	$20,861	$17,431

Increase in reserves for future policy benefits and claims	8,438	1,967	3,747

Net transfers from separate accounts	(4,518)	(3,401)	(3,725)

Commissions	972	843	766

Reserve adjustment on reinsurance assumed	(112)	(144)	(153)

Other expenses	783	766	702

Total benefits and expenses	$25,719	$20,892	$18,768

Income before federal income taxes and net realized capital losses on investments	$1,136	$1,695	$1,460

Federal income tax expense	65	68	108

Income before net realized capital losses on investments	$1,071	$1,627	$1,352

Net realized capital losses on investments, net of federal income tax expense (benefit) of $19, $1 and $(4) in 2025, 2024 and 2023, respectively, and excluding $(32), $(53) and $(30) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(388)	(476)	(402)

Net income	$683	$1,151	$950

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022 (As adjusted)	$4	$1,100	$-	$2,316	$6,774	$10,194

Net income	-	-	-	-	950	950

Change in asset valuation reserve	-	-	-	-	(103)	(103)

Change in deferred income taxes	-	-	-	-	132	132

Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135

Other, net	-	-	-	-	35	35

Balance as of December 31, 2023 (As adjusted)	$4	$1,100	$93	$2,451	$7,585	$11,233

Net income	-	-	-	-	1,151	1,151

Change in asset valuation reserve	-	-	-	-	(109)	(109)

Change in deferred income taxes	-	-	-	-	28	28

Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32

Change in nonadmitted assets	-	-	-	-	66	66

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	100	-	100

Other, net	-	-	23	-	17	40

Balance as of December 31, 2024 (As adjusted)	$4	$1,100	$116	$2,551	$8,770	$12,541

Net income	-	-	-	-	683	683

Change in asset valuation reserve	-	-	-	-	(250)	(250)

Change in deferred income taxes	-	-	-	-	274	274

Change in net unrealized capital gains and losses, net of tax expense of $26	-	-	-	-	(36)	(36)

Change in nonadmitted assets	-	-	-	-	12	12

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	75	-	75

Other, net	-	-	(2)	-	17	15

Balance as of December 31, 2025	$4	$1,100	$114	$2,626	$9,470	$13,314

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
		(As adjusted)	(As adjusted)
(in millions)	2025	2024	2023
Cash flows from operating activities:
Premiums collected, net of reinsurance	$21,161	$16,486	$14,707
Net investment income	3,206	3,570	2,775
Other revenue	2,522	2,441	2,022
Policy benefits and claims paid	(20,146)	(20,874)	(17,582)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,642)	(1,455)	(1,268)
Net transfers from separate accounts	4,361	3,264	3,775
Policyholders’ dividends paid	(29)	(28)	(28)
Federal income taxes (paid) recovered	(126)	(93)	98
Net cash provided by operating activities	$9,307	$3,311	$4,499

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,397	$6,589	$2,595
Stocks	70	60	46
Mortgage loans	1,097	754	635
Other invested assets and other	877	769	467
Total investment proceeds	$8,441	$8,172	$3,743
Cost of investments acquired:
Bonds	$(11,022)	$(8,665)	$(6,256)
Stocks	(1,579)	(438)	(35)
Mortgage loans	(1,697)	(1,206)	(1,370)
Derivatives	(478)	(302)	(556)
Other invested assets and other	(1,332)	(862)	(766)
Total investments acquired	$(16,108)	$(11,473)	$(8,983)
Net increase in policy loans	(6)	(69)	(37)
Net cash used in investing activities	$(7,673)	$(3,370)	$(5,277)
Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$75	$100	$135
Net change in deposits on deposit-type contract funds and other insurance liabilities	(600)	499	271
Other cash provided (used)	297	(407)	311
Net cash (used in) provided by financing activities and miscellaneous	$(228)	$192	$717
Net increase (decrease) in cash, cash equivalents and short-term investments	$1,406	$132	$(63)
Cash, cash equivalents and short-term investments at beginning of year	1,693	1,561	1,624
Cash, cash equivalents and short-term investments at end of year	$3,099	$1,693	$1,561
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$459	$386	$385
Intercompany transfer of securities from merger	$-	$-	$203

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC, Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2025 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Life and Benefits Insurance Company (“NLBIC”), Jefferson National Life Insurance Company (“JNL”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisors, LLC (“NIA”), The Association Benefits Solution, LLC (“TABS”) and NSM Sales Corporation (“NSM”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. NLBIC primarily offers medical stop loss insurance. JNL primarily offers individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary. TABS is a program manager for self-funded group health programs. NSM is an agency and a nonadmitted subsidiary. See Note 3 for additional information on business combinations.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Basis of Presentation

Effective July 1, 2025 and pursuant to a merger agreement, Jefferson National Life Insurance Company of New York (“JNLNY”), a New York stock life insurance company and previous subsidiary of JNL, was merged with and into the Company, with the Company continuing as the surviving entity. The merger was deemed a statutory merger. All shares of JNLNY were cancelled and the outstanding surplus balance was merged into the Company’s total capital and surplus. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2024 and 2023, have been adjusted to reflect this merger.

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving entity. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s capital and surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed annuity and fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Net Income
Statutory Net Income		OH	$683	$1,151	$950
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	231	270	110
Reserves for indexed annuities	51	OH	(240)	(308)	(75)
Tax impact	101	OH	2	8	(7)
NAIC SAP			$676	$1,121	$978

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

			As of December 31,
(in millions)	SSAP #	State of domicile	2025	(As adjusted) 2024
Surplus
Statutory Capital and Surplus		OH	$13,314	$12,541
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	584	350
Reserves for indexed annuities	51	OH	(631)	(389)
Tax impact	101	OH	10	8
Subsidiary Valuation - NLAIC	51, 86, 101	OH	417	227
Subsidiary valuation - Eagle	51	OH	(669)	(529)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(895)	(861)
NAIC SAP			$12,130	$11,347

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	surplus notes are accounted for as a component of capital and surplus;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds and other tax credit investments (“Tax Credit Funds”);

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

•	Goodwill is limited to 10% of the prior reporting period’s adjusted capital and surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

•	goodwill is amortized and charged to surplus.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, NLBIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC, NIA and TABS, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, NLBIC, JNL and NISC are included in stocks, and the investments in Eagle and TABS are included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months, outstanding unsecured promissory notes with initial maturity dates of less than three months with certain affiliates and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, residuals, surplus notes, debt, joint ventures and the investments in Eagle and TABS. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.4 billion, $3.2 billion and $3.1 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2025, 2024 and 2023, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2043. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2025, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. See Note 3 for additional information on goodwill.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2025 and 2024, and 46% and 47% of the number of life insurance policies in force in 2025 and 2024, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2025 and 2024.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $114 million and $116 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 23, 2026, the date the statutory financial statements were issued.

(3)	Business Combinations and Goodwill

On July 1, 2025, the Company completed its acquisition of the group health business of The Allstate Corporation (“Allstate”), which comprises NLBIC, formerly known as Direct General Life Insurance Company, TABS and NSM, for $1.24 billion. As a result of the acquisition, NLBIC, TABS and NSM became wholly-owned subsidiaries of the Company. The acquisition of NLBIC resulted in goodwill of $844 million. Goodwill amortization for the year ended December 31, 2025 related to the purchase was $42 million. NLBIC, based in Charleston, South Carolina, assumes medical stop loss through reinsurance agreements with unaffiliated entities of Allstate that sells its products through a diverse distribution network. Additionally, NLBIC underwrites individual term life insurance policies that are 100% ceded to an unaffiliated entity of Allstate through a reinsurance agreement.

On, March 1, 2017, The Company purchased all of the stock of JNFC. See Note 2 for additional information regarding the merger of JNFC with and into the Company, resulting in JNL being the wholly-owned subsidiary acquired.

The following transactions were accounted for as statutory purchases:

(in millions)	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill

Jefferson National Life Insurance Company	3/1/2017	$203	$162	$162	$19	$16	$226	8%

Nationwide Life and Benefits Insurance Company	7/1/2025	$1,072	$844	$844	$802	$42	$1,056	76%

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,117	$33	$-	$15,150	16%

At book value less current surrender charge of 5% or more	3,566	-	-	3,566	4%

At fair value	-	-	68,407	68,407	73%

Total with market value adjustment or at fair value	$18,683	$33	$68,407	$87,123	93%

At book value without adjustment (minimal or no charge or adjustment)	3,416	-	6	3,422	4%

Not subject to discretionary withdrawal	3,065	-	57	3,122	3%

Total, gross	$25,164	$33	$68,470	$93,667	100%

Less: Reinsurance ceded	(81)	-	-	(81)

Total, net	$25,083	$33	$68,470	$93,586

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$615	$-	$-	$615

(As Adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$7,075	$41	$-	$7,116	8%

At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%

At fair value	-	-	64,880	64,880	80%

Total with market value adjustment or at fair value	$9,924	$41	$64,880	$74,845	92%

At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%

Not subject to discretionary withdrawal	2,867	-	56	2,923	4%

Total, gross	$16,237	$41	$64,941	$81,219	100%

Less: Reinsurance ceded	(88)	-	-	(88)

Total, net	$16,149	$41	$64,941	$81,131

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,258	$1,681	$-	$16,939	40%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	20,217	20,217	48%

Total with market value adjustment or at fair value	$15,258	$1,681	$20,217	$37,156	88%

At book value without adjustment (minimal or no charge or adjustment)	3,366	-	-	3,366	8%

Not subject to discretionary withdrawal	1,102	508	2	1,612	4%

Total, gross	$19,726	$2,189	$20,219	$42,134	100%

Less: Reinsurance ceded	(4)	-	-	(4)

Total, net	$19,722	$2,189	$20,219	$42,130

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$16,049	$1,696	$-	$17,745	42%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	19,048	19,048	46%

Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%

At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%

Not subject to discretionary withdrawal	1,175	478	2	1,655	4%

Total, gross	$20,782	$2,174	$19,050	$42,006	100%

Less: Reinsurance ceded	(26)	-	-	(26)

Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	9	-	9	0%

Total with market value adjustment or at fair value	$10	$-	$10	0%

At book value without adjustment (minimal or no charge or adjustment)	833	1	834	19%

Not subject to discretionary withdrawal	3,517	19	3,536	81%

Total, gross	$4,360	$20	$4,380	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,360	$20	$4,380

(As adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	10	-	10	0%

Total with market value adjustment or at fair value	$11	$-	$11	0%

At book value without adjustment (minimal or no charge or adjustment)	836	2	838	17%

Not subject to discretionary withdrawal	4,113	18	4,131	83%

Total, gross	$4,960	$20	$4,980	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,960	$20	$4,980

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	(As adjusted) 2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$44,793	$36,892

Supplemental contracts with life contingencies, net	12	13

Deposit-type contracts	4,360	4,960

Subtotal	$49,165	$41,865

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$90,911	$86,206

Other contract deposit funds	20	20

Subtotal	$90,931	$86,226

Total annuity actuarial reserves and deposit fund liabilities, net	$140,096	$128,091

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,526	2,520	2,699	-	-	-

Universal life with secondary guarantees	519	472	1,286	-	-	-

Indexed universal life with secondary guarantees	486	400	519	-	-	-

Other permanent cash value life insurance	-	1,765	2,225	-	-	-

Variable life	3,533	3,572	3,703	40,177	40,174	40,278

Subtotal	$7,064	$8,779	$10,482	$40,177	$40,174	$40,278

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	119	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	20	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	36	-	-	-

Total, gross	$7,064	$8,779	$10,718	$40,177	$40,174	$40,278

Less: Reinsurance ceded	(7)	(7)	(135)	-	-	-

Total, net	$7,057	$8,772	$10,583	$40,177	$40,174	$40,278

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,560	2,568	2,729	-	-	-

Universal life with secondary guarantees	486	430	1,154	-	-	-

Indexed universal life with secondary guarantees	408	327	438	-	-	-

Other permanent cash value life insurance	-	1,838	2,305	-	-	-

Variable life	3,125	3,166	3,295	35,196	35,192	35,277

Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	127	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	18	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	32	-	-	-

Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277

Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-

Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:

Life insurance, net	$10,477	$9,971

Accidental death benefits, net	1	1

Disability - active lives, net	20	18

Disability - disabled lives, net	54	54

Miscellaneous reserves, net	31	27

Subtotal	$10,583	$10,071

Separate accounts annual statement:

Life insurance[1]	$40,591	$35,585

Subtotal	$40,591	$35,585

Total life insurance actuarial reserves, net	$51,174	$45,656

1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $313 million and $308 million for universal life as of December 31, 2025 and 2024, respectively.

The total direct premium written by managing general agents and third-party administrators was $536 million, $528 million and $451 million as of December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		(As adjusted) December 31, 2024
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$74,756	$-	$70,824	$-
Group annuities	17,164	-	16,203	-
Life insurance	40,806	-	35,783	-
Pension risk transfer group annuities	517	-	482	-
Total	$133,243	$-	$123,292	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2025	$21	$742
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	$174	$-	$8,758	$8,932
Reserves
For accounts with assets at:
Fair value	$1,616	$99	$128,987	$130,702
Amortized cost	821	-	-	821
Total reserves[1]	$2,437	$99	$128,987	$131,523
By withdrawal characteristics:
With market value adjustment	$1,616	$99	$-	$1,715
At fair value	-	-	128,902	128,902
At book value without market value adjustment and with current surrender charge less than 5%	313	-	7	320
Subtotal	$1,929	$99	$128,909	$130,937
Not subject to discretionary withdrawal	508	-	78	586
Total reserves[1]	$2,437	$99	$128,987	$131,523

1

The total reserves balance does not equal the liabilities related to separate accounts of $133.2 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.7 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions) (As Adjusted)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,298	$9,798
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$119,288	$121,025
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$119,288	$121,811
By withdrawal characteristics:
With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	119,205	119,205
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$119,212	$121,257
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$119,288	$121,811

1

The total reserves balance does not equal the liabilities related to separate accounts of $123.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2025	(As adjusted) 2024	(As adjusted) 2023
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,932	$9,798	$6,300
Transfers from separate accounts	(12,987)	(12,882)	(9,461)
Net transfers from separate accounts	$(4,055)	$(3,084)	$(3,161)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(698)	(431)	(889)
Fees not included in general account transfers	71	57	41
Other miscellaneous adjustments not included in the general account balance	164	57	284
Net transfers as reported in the statutory statements of operations	$(4,518)	$(3,401)	$(3,725)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(6)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:
Issuer credit obligations:
U.S. Government obligations	$24	$-	$-	$24
Other U.S. Government securities obligations	70	3	-	73
Non-U.S. Sovereign jurisdiction securities	1,251	29	38	1,242
Municipal bonds – general obligations (direct and guaranteed)	516	14	24	506
Municipal bonds – special revenue	3,177	32	307	2,902
Project finance bonds issued by operating entities (unaffiliated)	1,525	17	58	1,484
Corporate bonds (unaffiliated)	31,848	462	1,648	30,662
Mandatory convertible bonds (unaffiliated)	2	-	-	2
Single entity backed obligations (unaffiliated)	446	5	25	426
Bonds issued by funds representing operating entities	65	-	-	65
Bank loans – issued (unaffiliated)	733	4	12	725
Other issuer credit obligations (unaffiliated)	705	9	21	693
Total issuer credit obligations	$40,362	$575	$2,133	$38,804
Asset-backed securities:
Agency residential mortgage-backed securities – guaranteed	16	-	-	16
Agency residential mortgage-backed securities – not/partially guaranteed	699	7	55	651
Non-agency residential mortgage-backed securities (unaffiliated)	1,210	9	26	1,193
Non-agency commercial mortgage-backed securities (unaffiliated)	1,250	2	62	1,190
Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,193	24	7	4,210
Other financial – self-liquidating (unaffiliated)	886	6	-	892
Financial – not self-liquidating equity backed securities (unaffiliated)	932	8	1	939
Other financial – not self-liquidating (unaffiliated)	343	1	28	316
Non-financial – practical expedient lease-backed securities
(unaffiliated)	15	-	-	15
Other non-financial – full analysis (unaffiliated)	587	4	1	590
Total asset-backed securities	$10,131	$61	$180	$10,012
Total bonds	$50,493	$636	$2,313	$48,816
Common stocks unaffiliated	$272	$-	$-	$272
Preferred stocks unaffiliated	26	-	-	26
Total unaffiliated stocks[1]	$298	$-	$-	$298
Total bonds and unaffiliated stocks[1]	$50,791	$636	$2,313	$49,114

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024 (As adjusted)
Bonds:
U.S. Government	$68	$-	$1	$67
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,879	50	257	8,672
Total bonds	$45,802	$273	$3,150	$42,925
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,065	$273	$3,150	$43,188

1

Excludes affiliated common stocks with a carrying value of $5.0 billion and $3.7 billion as of December 31, 2025 and 2024, respectively. Affiliated common stocks include investment in NLAIC, NLBIC and JNL of $3.7 billion, $1.1 billion and $226 million as of December 31, 2025, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$2,127	$2,121
Due after one year through five years	12,502	12,461
Due after five years through ten years	13,550	13,473
Due after ten years through twenty years	12,653	12,199
Due after twenty years	9,661	8,562
Total bonds	$50,493	$48,816

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025
Bonds:
Issuer credit obligations	$2,013	$53	$18,877	$2,141	$20,890	$2,193
Asset-backed securities	970	3	2,007	181	2,977	185
Total bonds	$2,983	$56	$20,884	$2,322	$23,867	$2,378

(As adjusted)
December 31, 2024
Bonds:
U.S. Government	$54	$1	$3	$-	$57	$1
States, territories and possessions	281	10	326	60	606	69
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,375	2,649
Loan-backed and structured securities	359	2	2,177	258	2,537	260
Total bonds	$6,350	$195	$22,500	$3,124	$28,849	$3,318
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,353	$195	$22,501	$3,124	$28,853	$3,318

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities identified as having an other-than-temporary impairment.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company’s amortized cost of mortgage loans were $10.3 billion and $9.6 billion with no allowance for credit losses, respectively.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,772	$140	$3,912	$3,741	$171	$3,912
Industrial	2,533	87	2,620	2,555	65	2,620
Office	822	183	1,005	1,002	3	1,005
Retail	1,896	7	1,903	1,896	7	1,903
Other	238	8	246	201	45	246
Total[1]	$9,261	$425	$9,686	$9,395	$291	$9,686
Weighted average DSC ratio	2.07	1.68	2.05	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	59%	62%

December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

1	Excludes $575 million and $416 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23% and 22%, respectively, in a geographic region in the U.S., no more than 43% and 44%, respectively, in a property type and no more than 2% and 1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 13.0% and 4.5%, respectively, and for those originated or acquired during 2024 were 12.0% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 99% and 89%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $1.6 billion and $1.1 billion as of December 31, 2025 and 2024, respectively. The Company held $295 million and $247 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets were $295 million and $247 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $300 million and $252 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $1.3 billion and $834 million of non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Bonds	$2,206	$2,151	$1,917
Mortgage loans	463	413	357
Other invested assets	474	740	868
Policy loans	47	46	43
Derivative instruments[1]	35	39	24
Other	122	83	62
Gross investment income	$3,347	$3,472	$3,271
Investment expenses	(146)	(143)	(135)
Net investment income	$3,201	$3,329	$3,136

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $790 million and $699 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital losses on sales and maturities	$(23)	$(47)	$(37)
Net realized derivative losses	(367)	(445)	(378)
Other-than-temporary impairments and other	(11)	(36)	(21)
Total net realized capital losses	$(401)	$(528)	$(436)
Tax expense (benefit) on net losses	19	1	(4)
Net realized capital (losses), net of tax	$(420)	$(529)	$(432)
Less: Net realized capital losses transferred to the IMR	(32)	(53)	(30)
Net realized capital losses, net of tax and transfers to the IMR	$(388)	$(476)	$(402)

For the year ended December 31, 2025, gross realized gains and gross realized losses on sales of bonds were $3 million and $15 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales and of bonds were $25 million and $64 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $2.4 billion and $1.3 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there were $941 million and $267 million of commitments to purchase private placement bonds, respectively. There were $347 million and $434 million of outstanding commitments to fund mortgage loans as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025 and 2024.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$295	$247
Federal Home Loan Bank capital stock	155	182
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	5,392	5,442
Pledged as collateral not captured in other categories	293	298
Assets held under modified coinsurance reinsurance agreements	442	435
Assets held under funds withheld reinsurance agreements	1,229	1,199
Other restricted assets	3	3
Total restricted assets	$7,809	$7,807

1	Excludes $1.3 billion and $834 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2025
Interest rate swaps	$1,471	$-	$-	$-	$-
Options	282	3	8	-	-
Cross currency swaps	2,178	1	111	(66)	-
Futures	2,128	-	-	-	-
Total derivatives[1]	$6,059	$4	$119	$(66)	$-

December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-	-
Total derivatives[1]	$6,879	$188	$192	$(11)	$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $966 million and $717 million of cash collateral and held $135 million and $125 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $35 million and $10 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $219 million and $229 million as of December 31, 2025 and 2024, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
(in millions)	2025	December 31, 2024	2023	2025	December 31, 2024	2023
Cross currency swaps	$-	$1	$-	$(169)	$78	$(43)
Futures	(392)	(446)	(378)	(35)	131	(173)
Total return swaps	25	-	-	(16)	16	-
Total	$(367)	$(445)	$(378)	$(220)	$225	$(216)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Issuer credit obligations	$-	$6	$-	$-	$6
Asset-backed securities	-	10	-	-	10
Total bonds	$-	$16	$-	$-	$16
Common stocks unaffiliated	79	155	-	38	272
Preferred stocks unaffiliated	-	18	8	-	26
Separate account assets	120,562	1,624	25	9,674	131,885
Assets at fair value	$120,641	$1,813	$33	$9,712	$132,199

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2025:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2024	$-	$10	$35	$45
Net gains (losses):
In net income	5	-	-	5
In surplus	-	1	(5)	(4)
Purchases	-	3	-	3
Sales	(5)	(6)	(5)	(16)
Balance as of December 31, 2025	$-	$8	$25	$33

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions) (As adjusted)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,593	1,558	35	7,927	122,113
Assets at fair value	$112,632	$1,799	$45	$7,927	$122,403

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$-	$7	$51	$58
Net gains (losses):
In surplus	-	(1)	5	4
Purchases	-	4	-	4
Sales	-	-	(21)	(21)
Balance as of December 31, 2024	$-	$10	$35	$45

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value

(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$24	$30,310	$8,464	$-	$38,798	$40,357
Asset-backed securities	-	7,436	2,566	-	10,002	10,120
Total bonds	$24	$37,746	$11,030	$-	$48,800	$50,477
Mortgage loans, net of allowance	-	-	9,414	-	9,414	10,261
Policy loans	-	-	1,044	-	1,044	1,044
Derivative assets	-	111	8	-	119	85
Cash, cash equivalents and short-term investments	230	2,795	74	-	3,099	3,099
Securities lending collateral assets	294	-	-	-	294	294
Other invested assets	-	88	154	88	330	335
Separate account assets	-	683	646	-	1,329	1,359
Total assets	$548	$41,423	$22,370	$88	$64,429	$66,954
Liabilities:
Investment contracts	$-	$-	$3,003	$-	$3,003	$3,003
Derivative liabilities	-	66	-	-	66	81
Total liabilities	$-	$66	$3,003	$-	$3,069	$3,084

(As adjusted)
December 31, 2024
Assets:
Bonds	$67	$36,104	$6,743	$-	$42,914	$45,791
Mortgage loans, net of allowance	-	-	8,446	-	8,446	9,619
Policy loans	-	-	1,038	-	1,038	1,038
Derivative assets	-	172	4	-	176	178
Cash, cash equivalents and short-term investments	(61)	1,753	-	-	1,692	1,692
Securities lending collateral assets	247	-	-	-	247	247
Separate account assets	37	749	352	-	1,138	1,179
Total assets	$290	$38,778	$16,583	$-	$55,651	$59,744
Liabilities:
Investment contracts	$-	$-	$3,306	$-	$3,306	$3,605
Derivative liabilities	-	11	-	-	11	6
Total liabilities	$-	$11	$3,306	$-	$3,317	$3,611

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(9)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Total gross deferred tax assets	$1,175	$6	$1,181
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$1,175	$6	$1,181
Less: Deferred tax assets nonadmitted	(139)	-	(139)
Net admitted deferred tax assets	$1,036	$6	$1,042
Less: Deferred tax liabilities	(59)	(45)	(104)
Net admitted deferred tax assets	$977	$(39)	$938

(in millions) (As adjusted)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$951	$4	$955
Statutory valuation allowance adjustment	(1)	-	(1)
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$1,181	$954	$227
Total deferred tax liabilities	(104)	(125)	21
Net deferred tax assets	$1,077	$829	$248
Less: Tax effect of unrealized gains and losses			(26)
Change in deferred income tax			$274

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	934	3	937
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	102	2	104
Admitted deferred tax assets	$1,036	$6	$1,042

(in millions)	Ordinary	December 31, 2024 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $1.7 billion and $1.8 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.6 billion and $11.8 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 973% and 1,108% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	Ordinary	December 31, 2025 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.57%	0.00%	25.57%

	Ordinary	December 31, 2024 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2025 and 2024.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
	(As adjusted)
(in millions)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$368	$244	$124
Investments	99	114	(15)
Deferred acquisition costs	411	351	60
Tax credit carry-forward	239	180	59
Other	58	62	(4)
Subtotal	$1,175	$951	$224
Statutory valuation allowance adjustment	$-	$(1)	$1
Nonadmitted	(139)	(169)	30
Admitted ordinary deferred tax assets	$1,036	$781	$255
Capital:
Investments	6	4	2
Subtotal	$6	$4	$2
Admitted capital deferred tax assets	$6	$4	$2
Admitted deferred tax assets	$1,042	$785	$257

Deferred tax liabilities
Ordinary:
Investments	$(33)	$(70)	$37
Future policy benefits and claims	(7)	(15)	8
Other	(19)	(18)	(1)
Subtotal	$(59)	$(103)	$44
Capital:
Investments	(45)	(22)	(23)
Subtotal	$(45)	$(22)	$(23)
Deferred tax liabilities	$(104)	$(125)	$21
Net deferred tax assets	$938	$660	$278

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2025. JNLNY had a valuation allowance of $1 million as of December 31, 2024. Upon the effective date of JNLNY’s statutory merger into NLIC on July 1, 2025, this valuation allowance was released, as it is more likely than not that the Company will generate sufficient taxable income to realize all of JNLNY’s deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
	(As adjusted)		(As adjusted)
(in millions)	2025	2024	2023
Current income tax expense	$84	$69	$104
Change in deferred income tax (without tax on unrealized gains and losses)	(274)	(29)	(132)
Total income tax (benefit) expense reported	$(190)	$40	$(28)

Income before income and capital gains taxes	$767	$1,219	$1,054
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$161	$256	$221
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(156)	(172)	(211)
Tax credits	(201)	(45)	(45)
Other	6	1	7
Total income tax (benefit) expense reported	$(190)	$40	$(28)

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes tax credit carry-forwards available as of December 31, 2025:

(in millions)	Amount	Origination	Expiration
Business credits	$23	2022	2042
Business credits	$24	2023	2043
Business credits	$24	2024	2044
Business credits	$168	2025	2045

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company
Nationwide Affinity Insurance Company of America	Scottsdale Indemnity Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Insurance Company
Nationwide Agribusiness Insurance Company	Scottsdale Surplus Lines Insurance Company
Nationwide Assurance Company	Titan Insurance Company
Nationwide Cash Management Company	Titan Insurance Services, Inc.
Nationwide Corporation	Veterinary Pet Insurance Company
Nationwide Financial Assignment Company	Victoria Fire & Casualty Company
Nationwide Financial General Agency, Inc.	Victoria Select Insurance Company
VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(10)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2025 and 2024.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2025 and 2024.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2025 and 2024.

The amount of interest paid on short-term debt was immaterial in 2025, 2024 and 2023.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $133 million and $160 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.0 billion and $3.6 billion as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amount of aggregate advances from the FHLB were $3.6 billion for the years ended December 31, 2025 and 2024.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.6% of total admitted assets) and fair value of $4.9 billion (2.3% of total admitted assets) as of December 31, 2025 and carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion (2.5% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $5.0 billion for the year ended December 31, 2025, and a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(11)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)

Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2025
12/19/2001	7.50%	$300	$300	$22	$540	$-	12/31/2031
6/27/2002	8.15%	300	300	25	570	-	6/27/2032
12/23/2003	6.75%	100	100	7	146	-	12/23/2033
12/20/2019	4.21%	400	400	17	101	-	12/19/2059
Total		$1,100	$1,100	$71	$1,357	$-

December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(12)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2025, 2024 and 2023 included premiums of $656 million, $643 million and $635 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $18 million, $23 million, and $73 million respectively, net investment earnings on funds withheld assets of $47 million, $43 million and $55 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million in each year. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion in each year. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $40 million and $46 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $129 million and $116 million as of December 31, 2025 and 2024, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $386 million, $354 million and $307 million for the years ended December 31, 2025, 2024 and 2023, respectively, while benefits, claims and expenses ceded were $386 million, $341 million and $301 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of 2025 and 2024, respectively, and amounts payable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums assumed under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $218 million and $252 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(13)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $19 million and $40 million as of December 31, 2025 and 2024, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $52 million and $56 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $303 million, $277 million and $245 million for the years ended December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2025 and 2024. Total revenues from these contracts were $118 million, $117 million and $125 million for the years ended December 31, 2025, 2024 and 2023, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $73 million, $76 million and $84 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2025, 2024 and 2023 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $67.1 billion and $65.4 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company $249 million, $246 million and $234 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.7 billion and $1.0 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.3 billion and $938 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2025, 2024 and 2023 were $52 million, $53 million and $63 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2025 and 2024, the Company had $267 million and $286 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2025 and 2024, the Company received capital contributions of $75 million and $100 million, respectively, from NFS. During 2026, the Company received an additional capital contribution of $13 million from NFS as of the subsequent event date.

During 2025 and 2024, the Company paid capital contributions to NLAIC of $400 million. During 2026, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

On July 1, 2025, the Company received a dividend distribution from JNL that was declared on June 4, 2025. The distribution, which was recorded at a cost of $8 million, consisted of the outstanding common stock of JNLNY.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2025, the Company made a surplus contribution to Eagle of $40 million. During 2024, the Company made no surplus contributions to Eagle. During 2025 and 2024 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2026, the Company received a dividend distribution of $150 million that was declared on December 31, 2025. The dividend receivable was recorded in investment income due and accrued as of December 31, 2025. On November 10, 2025, the Company received a dividend distribution of $106 million that was declared on September 30, 2025. On August 8, 2025, the Company received a total distribution of $314 million that was declared on June 30, 2025 and consisted of a return of contributed surplus of $40 million and a dividend of $274 million. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million.

As of December 31, 2025, the Company and NLAIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL, an affiliate. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. During 2026, additional draws increased the outstanding balance to $1.3 billion as of the subsequent event date. As of December 31, 2024, the Company had a $850 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $850 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding balance of $706 million from the Company.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $207 million and $325 million as of December 31, 2025 and 2024, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(14)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2025 and 2024.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(15)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $13.3 billion and statutory net income for 2025 was $683 million. As of January 1, 2026, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I   Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions)	Column A	Column B	Column C	Column D

				Amount at which is
				shown in the statutory
				statements of admitted
				assets, liabilities, capital
	Type of investment	Cost	Fair value	and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations		$24	$24	$24

U.S. government and agencies		70	73	70

Obligations of states and political subdivisions		3,271	3,043	3,271

Foreign governments		1,056	1,045	1,057

Public utilities		5,414	5,167	5,416

All other corporate, mortgage-backed and asset-backed securities		40,670	39,464	40,655

Total fixed maturities		$50,505	$48,816	$50,493

Equity securities:

Common Stocks:

Banks, trust and insurance companies		29	44	44

Industrial, miscellaneous and all other		225	228	228

Nonredeemable preferred stocks		22	26	26

Total equity securities[1]		$276	$298	$298

Mortgage loans		10,261		10,261

Cash, cash equivalents and short-term investments		3,099		3,099

Policy loans		1,045		1,044

Other long-term investments[2]		3,646		3,645

Total invested assets		$68,832		$68,840

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $5.0 billion are excluded.

2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $437 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV   Reinsurance

As of December 31, 2025, 2024 and 2023 and each of the years then ended:

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net

2025

Life insurance in force	$163,418	$(25,085)	$511	$138,844	0.4%

Premiums:

Life Insurance	$3,213	$(144)	$18	$3,087	0.6%

Accident and health insurance	537	(546)	9	-	0.0%

Total	$3,750	$(690)	$27	$3,087	0.9%

2024

Life insurance in force	$153,575	$(24,712)	$557	$129,420	0.4%

Premiums:

Life Insurance	$3,977	$(140)	$11	$3,848	0.3%

Accident and health insurance	531	(540)	9	-	0.0%

Total	$4,508	$(680)	$20	$3,848	0.5%

2023

Life insurance in force	$147,725	$(26,722)	$579	$121,582	0.5%

Premiums:

Life Insurance	$2,931	$(143)	$12	$2,800	0.4%

Accident and health insurance	457	(465)	9	-	0.0%

Total	$3,388	$(608)	$21	$2,800	0.8%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V   Valuation and Qualifying Accounts

Years ended December 31, 2025, 2024 and 2023:

(in millions)

Column A	Column B	Column C	Column D	Column E

	Balance at the
	beginning of	Charged to costs		Balance at end
Description	period	and expenses	Deductions[1]	of period

2025

Valuation allowances - mortgage loans	$-	$-	$-	$-

Valuation allowances - net deferred tax assets	$1	$(1)	$-	$-

(As Adjusted) 2024

Valuation allowances - mortgage loans	$2	$-	$(2)	$-

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

(As Adjusted) 2023

Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

1	Amounts generally represent recoveries, payoffs and sales.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.